UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21906

Claymore Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532

(Address of principal executive offices) (Zip code)

Nicholas Dalmaso,

2455 Corporate West Drive, Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.	Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

SemiAnnual Report

November 30, 2007
(Unaudited)

Claymore Exchange-Traded Fund Trust

CLAYMORE ETFs
Access to Innovation

LVL	Claymore/BBD High Income Index ETF
KSF	Claymore/KLD Sudan Free Large-Cap Core ETF
MZN	Claymore/Morningstar Information Super Sector Index ETF
MZG	Claymore/Morningstar Manufacturing Super Sector Index ETF
MZO	Claymore/Morningstar Services Super Sector Index ETF
CLV	Claymore/Robeco Boston Partners Large-Cap Value ETF
IRO	Claymore/Zacks Dividend Rotation ETF

CLAYMORE ETFs

www.claymore.com

…your road to the LATEST, most up-to-date INFORMATION about the

Claymore Exchange-Traded Fund Trust

The shareholder report you are reading right now is just the beginning of the story. Online at www.claymore.com, you will find:

•	Daily and historical fund pricing, fund returns, portfolio holdings and characteristics and distribution history.

•	Investor guides and fund fact sheets.

•	Regulatory documents including a prospectus and copies of shareholder reports.

Claymore Securities is constantly updating and expanding shareholder information services on each Funds’ website, in an ongoing effort to provide you with the most current information about how your Fund’s assets are managed, and the results of our efforts. It is just one more small way we are working to keep you better informed about your investment.

2 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust

Dear Shareholder

Dear Shareholder:

As Investment Adviser, Claymore Advisors, LLC (“Claymore”) is delighted to present the semi-annual shareholder report for seven of our recently launched exchange-traded funds (“ETFs” or “Funds”). This report covers performance of these Funds from their inception through November 30, 2007.

Two of these ETFs commenced operations on June 25, 2007. They are:

•	Claymore/BBD High Income Index ETF (ticker: “LVL”)

•	Claymore/KLD Sudan Free Large Cap Core ETF (ticker: “KSF”)

One ETF commenced operations June 28, 2007. It is:

•	Claymore/Robeco Boston Partners Large-Cap Value ETF (ticker: “CLV”)

Three ETFs commenced operations on August 22, 2007. They are:

•	Claymore/Morningstar Information Super Sector Index ETF (ticker: “MZN”)

•	Claymore/Morningstar Manufacturing Super Sector Index ETF (ticker: “MZG”)

•	Claymore/Morningstar Services Super Sector Index ETF (ticker: “MZO”)

One ETF commenced operations October 24, 2007. It is:

•	Claymore/Zacks Dividend Rotation ETF (ticker: “IRO”)

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before each Fund’s fees and expenses, of its respective underlying index as named in its prospectus.

Claymore is committed to providing investors with innovative index-strategy-driven investment solutions. Accordingly, since entering the exchange-traded fund business in September 2006 through November 2007, we have launched 35 U.S.-listed ETFs, and more are planned in the coming months.

SemiAnnual Report | November 30, 2007 | 3

Claymore Exchange-Traded Fund Trust | Dear Shareholder continued

Claymore has partnered with a diverse group of index providers to create some of the most distinctive ETFs currently available. The index providers design indices using defined selection methodologies in the creation of their indices. Unlike ETFs that track traditional indices representing broad market participation, the indices that many of Claymore’s U.S.-listed ETFs track seek to capture the investment potential of unique strategies. We believe that a strategy-driven, quantitative process provides a disciplined investment approach offering the potential for superior performance over market cycles.

To learn more about the performance of each ETF, we encourage you to read the Management Discussion of Fund Performance section of the report, which begins on page 5.

Sincerely,

Nicholas Dalmaso
Chief Executive Officer
Claymore Exchange-Traded Fund Trust

4 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust

Management Discussion of Fund Performance

LVL | Claymore/BBD High Income Index ETF

The Claymore/ BBD High Income Index ETF (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Benchmarks By Design High Income Index (the “BBD High Income Index” or “Index”). The Fund will normally invest at least 90% of its total assets in securities that comprise the Index. Claymore Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”) seeks a correlation over time of .95 or better between the Fund’s performance and the performance of the total return of the Index less any expenses or distributions. A figure of 1.00 would represent perfect correlation.

The BBD High Income Index is comprised of approximately 110 to 150 securities selected, based on investment and other criteria, from a universe of:

•	Dividend-paying U.S.-listed common stocks and American depositary receipts (“ADRs”)

•	Real estate investment trusts (“REITs”)

•	Master limited partnerships (“MLPs”)

•	Closed-end funds (“CEFs”)

•	Traditional preferred stocks

The securities in the universe are selected using a proprietary methodology developed by Benchmarks by Design (the “Index Provider”).

Fund Performance

All Fund returns cited – whether based on net asset value (“NAV”) or market price – assume the reinvestment of all distributions. This report discusses an abbreviated semi-annual fiscal period from the Fund’s inception date of June 25, 2007, through November 30, 2007.

On a market price basis, the Fund generated a total return of -14.55%, representing a change in market price to $20.83 on November 30, 2007, from $24.98 at inception. On a net asset value (“NAV”) basis, the Fund generated a total return of -14.60%, representing a change in NAV to $20.82 on November 30, 2007, from $24.98 at inception. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. However, the Investment Adviser believes that large discounts or premiums to the NAV of the shares should not be sustained. The Fund paid monthly distributions of $0.135 per share in each month beginning in August 2007.

For index and broad market comparison purposes, the Index returned -14.67% and the Standard & Poor’s 500 Index (“S&P 500”) returned -0.60% for the same period. The S&P 500 is generally representative of the U.S. stock market. It is an unmanaged, capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries. It is not possible to invest directly in an index.

Economic and Market Overview

The period from the Fund’s inception date of June 25, 2007, through November 30, 2007, was a difficult environment for investors in both equity and fixed income, as concerns have mounted about the widening impact of the sub-prime mortgage crisis on the markets and the economy as a whole. Equity markets have been highly volatile, with no pronounced trend that defines the entire period. In the fixed income market, spreads between credits of the highest quality and riskier instruments have widened dramatically, as investors have become increasingly intolerant of risk.

The U.S. economy continued to expand at a moderate pace during 2007, despite a variety of concerns. Consumer spending has held up reasonably well, and labor market trends remain fairly positive. Business investment and corporate earnings continued to grow. Expansion in net exports, supported by economic growth abroad and the weak dollar, contributed to growth in the U.S., cushioning the impact of the housing correction. Beginning in September, the Fed reduced interest rates three times, as it strives to strike a balance between providing needed support for financial markets and keeping inflation at a moderate level.

Performance Attribution

A pronounced concentration in the financial sector was detrimental to the Fund’s performance, both on an absolute basis and relative to the S&P 500, as this was the worst performing of the 10 sectors in the S&P 500 over this period. Within the financial sector, exposure to the mortgage sector hurt performance. Holdings that declined included Thornburg Mortgage Inc., Deerfield Triarc Capital Corp. and KKR Financial Holdings LLC (1.4%, 1.3% and 1.2% of total investments, respectively). The sector that was most positive for performance was industrials; holdings that performed well include Quintana Maritime Ltd. and Diana Shipping Inc. (1.1% and 1.1% of total investments, respectively), both of which provide marine transportation services.

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Claymore Exchange-Traded Fund Trust | Management Discussion of Fund Performance continued

KSF | Claymore/KLD Sudan Free Large-Cap Core ETF

The Claymore/KLD Sudan Free Large-Cap Core ETF (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the KLD Large Cap Sudan Free SocialSM Index (the “KLD Index” or “Index”). The Index is based on the KLD Large Cap SocialSM Index (“LCSI”), which is comprised of a subset of stocks in the Russell 1000® Index with market capitalizations generally greater than $1 billion and that meet KLD Research & Analytics Inc.’s (“KLD” or the “Index Provider”) screens for environmental, social and governance (“ESG”) factors. For the Index, KLD then removes all LCSI holdings with certain types of business involvement in Sudan.

The Fund will normally invest at least 90% of its total assets in common stock and American depositary receipts (“ADRs”) that comprise the Index. Claymore Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”), seeks a correlation over time of .95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

Fund Performance

This report discusses an abbreviated semi-annual fiscal period from the Fund’s inception date of June 25, 2007, through November 30, 2007.

On a market price basis, the Fund generated a total return of -2.13%, representing a change in market price to $24.32 on November 30, 2007, from $24.85 at inception. On a net asset value (“NAV”) basis, the Fund generated a total return of -1.37%, representing a change in NAV to $24.51 on November 30, 2007, from $24.85 at inception. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. However, the Investment Adviser believes that large discounts or premiums to the NAV of the shares should not be sustained.

For index and broad market comparison purposes, the Index returned -0.76% and the Standard & Poor’s 500 Index (“S&P 500”) returned -0.60% for the same period. The S&P 500 is generally representative of the U.S. stock market. It is an unmanaged, capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries. It is not possible to invest directly in an index.

Economic and Market Overview

The period from the Fund’s inception date of June 25, 2007, through November 30, 2007, was a difficult environment for investors, as concerns mounted about the widening impact of the sub-prime mortgage crisis on the markets and the economy as a whole. Equity markets were highly volatile, with no pronounced trend that defines the entire period.

The U.S. economy continued to expand at a moderate pace during 2007, despite a variety of concerns. Consumer spending held up reasonably well, and labor market trends remain fairly positive. Business investment and corporate earnings continued to grow. Expansion in net exports, supported by economic growth abroad and the weak dollar, contributed to growth in the U.S., cushioning the impact of the housing correction. Beginning in September, the Federal Reserve (“the Fed”) reduced interest rates three times, striving to strike a balance between providing needed support for financial markets and keeping inflation at a moderate level.

Performance Attribution

For the period from the Fund’s inception date of June 25, 2007, through November 30, 2007, the Fund posted positive returns in five of the 10 industry sectors into which the S&P 500 is divided and negative returns in five sectors. The information technology sector made the strongest contribution to return; the financial and consumer discretionary sectors were the greatest detractors from performance. In the information technology sector, positions that contributed most to return included Apple Inc., Google Inc. and Microsoft Corp. (1.8%, 1.8% and 3.1% of total investments, respectively), all of which reported strong earnings. Among the greatest detractors were Merrill Lynch & Co. Inc, Washington Mutual Inc. and Freddie Mac (0.6%, 0.2% and 0.3% of total investments, respectively), all of which have exposure to problems in the subprime mortgage market, and Home Depot Inc. (0.5% of total investments), which has been hurt by a slump in the housing market and concerns about consumer spending.

6 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust | Management Discussion of Fund Performance continued

MZN | Claymore/Morningstar Information Super Sector Index ETF

The Claymore/Morningstar Information Super Sector Index ETF (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Morningstar Information Super Sector Index (the “Information Super Sector Index” or “Index”). Claymore Advisors, LLC (the “Investment Adviser”) seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund, using a low cost “passive” or “indexing” investment approach, will seek to replicate, before expenses, the performance of the Information Super Sector Index. The Index is designed to identify and track companies in industries that support and facilitate the exchange of ideas and information as a basis for commerce. Eligible Index securities include the total investable universe of the software, hardware, media and telecommunications sectors. Morningstar Inc. (“Morningstar” or the “Index Provider”) classifies companies into the industry that best reflects each company’s underlying business activities based on the largest source of revenue and income. Industry classification is based on publicly available information about each company, and is primarily obtained from such company’s annual report and Form 10-K. The securities in the universe are selected using a proprietary methodology developed by Morningstar. The Fund will normally invest at least 90% of its total assets in securities that comprise the Index.

Fund Performance

This report discusses an abbreviated semi-annual fiscal period from the Fund’s inception date of August 22, 2007, through November 30, 2007.

On a market price basis, the Fund generated a total return of 0.00%; the Fund’s market price of $25.09 on November 30, 2007, was the same as at inception. On a net asset value (“NAV”) basis, the Fund generated a total return of 1.95%, representing a change in NAV to $25.58 on November 30, 2007, from $25.09 at inception. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. However, the Investment Adviser believes that large discounts or premiums to the NAV of the shares should not be sustained.

For index and broad market comparison purposes, the Index returned 2.34% and the Standard & Poor’s 500 Index (“S&P 500”) returned 2.92% for the same period. The S&P 500 is generally representative of the U.S. stock market. It is an unmanaged, capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries. It is not possible to invest directly in an index.

Economic and Market Overview

The period from the Fund’s inception date of August 22, 2007, through November 30, 2007, was a challenging environment for investors. Concerns have mounted about the widening impact of the sub-prime mortgage crisis on the markets and the economy as a whole, causing investors to become increasingly risk-averse. In the U.S. equity market, major indices that measure performance of large-cap and growth stocks trended up, while most small-cap and value indices were down.

The U.S. economy continued to expand at a moderate pace during 2007, despite a variety of concerns. Consumer spending has held up reasonably well, and labor market trends remain fairly positive. Business investment and corporate earnings continued to grow. Expansion in net exports, supported by economic growth abroad and the weak dollar, contributed to growth in the U.S., cushioning the impact of the housing correction. Beginning in September, the Fed reduced interest rates three times, as it strives to strike a balance between providing needed support for financial markets and keeping inflation at a moderate level.

Performance Attribution

During the period from August 22, 2007, through November 30, 2007, approximately 67% of the Fund’s assets were invested in the information technology sector, with most of the remainder in the telecommunications and consumer discretionary sectors. Holdings that contributed most to returns included Apple Inc. and Microsoft Corporation, both of which experienced strong demand for new products (5.0% and 9.0% of total investments, respectively). Other holdings that were positive for performance were Hewlett-Packard Company and Intel Corporation (4.3% and 4.9% of total investments, respectively). The greatest detractors from performance were Cisco Systems, Inc. (5.5% of total investments), which dropped rather steadily during the fourth quarter of 2007 on investor concerns about the possibility of slowing growth, and telecommunications leaders Sprint Nextel Corporation and AT&T, Inc. (1.4% and 7.5% of total investments, respectively).

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Claymore Exchange-Traded Fund Trust | Management Discussion of Fund Performance continued

MZG | Claymore/Morningstar Manufacturing Super Sector Index ETF

The Claymore/Morningstar Manufacturing Super Sector Index ETF (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Morningstar Manufacturing Super Sector Index (the “Manufacturing Super Sector Index” or “Index”). Claymore Advisors, LLC (the “Investment Adviser”) seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund, using a low cost “passive” or “indexing” investment approach, will seek to replicate, before expenses, the performance of the Morningstar Manufacturing Super Sector Index. The Index is designed to identify and track companies in “smokestack” industries that process raw materials into physical goods that are sold into industrial and consumer markets. Eligible Index securities include the total investable universe of the consumer goods, industrial materials, energy and utilities sectors. Morningstar Inc. (“Morningstar” or the “Index Provider”) classifies companies into the industry that best reflects each company’s underlying business activities based on the largest source of revenue and income. Industry classification is based on publicly available information about each company, and is primarily obtained from such company’s annual report and Form 10-K. The securities in the universe are selected using a proprietary methodology developed by Morningstar. The Fund will normally invest at least 90% of its total assets in securities that comprise the Index.

Fund Performance

This report discusses an abbreviated semi-annual fiscal period from the Fund’s inception date of August 22, 2007, through November 30, 2007.

On a market price basis, the Fund generated a total return of 7.59%, representing a change in market price to $26.79 on November 30, 2007, from $24.90 at inception. On a net asset value (“NAV”) basis, the Fund generated a total return of 7.75%, representing a change in NAV to $26.83 on November 30, 2007, from $24.90 at inception. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. However, the Investment Adviser believes that large discounts or premiums to the NAV of the shares should not be sustained.

For index and broad market comparison purposes, the Index returned 8.16% and the Standard & Poor’s 500 Index (“S&P 500”) returned 2.92% for the same period. The S&P 500 is generally representative of the U.S. stock market. It is an unmanaged, capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries. It is not possible to invest directly in an index.

Economic and Market Overview

The period from the Fund’s inception date of August 22, 2007, through November 30, 2007, was a challenging environment for investors. Concerns have mounted about the widening impact of the sub-prime mortgage crisis on the markets and the economy as a whole, causing investors to become increasingly risk-averse. In the U.S. equity market, major indices that measure performance of large-cap and growth stocks trended up, while most small-cap and value indices were down.

The U.S. economy continued to expand at a moderate pace during 2007, despite a variety of concerns. Consumer spending has held up reasonably well, and labor market trends remain fairly positive. Business investment and corporate earnings continued to grow. Expansion in net exports, supported by economic growth abroad and the weak dollar, contributed to growth in the U.S., cushioning the impact of the housing correction. Beginning in September, the Fed reduced interest rates three times, as it strives to strike a balance between providing needed support for financial markets and keeping inflation at a moderate level.

Performance Attribution

The Fund’s strongest gains were in the energy and consumer staples sectors; the consumer discretionary sector was the greatest detractor from returns. Energy positions that contributed most to returns included Exxon Mobil Corporation and Occidental Petroleum Corporation (8.6% and 1.0% of total investments, respectively). In the consumer staples sector, large branded consumer products companies including Procter & Gamble Co, Altria Group, Inc. and The Coca-Cola Company (4.0%, 2.8% and 2.3% of total investments, respectively) were among the best performing holdings. In the consumer discretionary sector, Harley-Davidson, Inc., consumer electronics producer Harman International Industries, Inc. and leather goods marketer Coach, Inc. (0.2%, 0.01% and 0.2% of total investments, respectively) were among the holdings that detracted most from returns.

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Claymore Exchange-Traded Fund Trust | Management Discussion of Fund Performance continued

MZO | Claymore/Morningstar Services Super Sector Index ETF

The Claymore/Morningstar Services Super Sector Index ETF (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Morningstar Services Super Sector Index (the “Services Super Sector Index” or “Index”). Claymore Advisors, LLC (the “Investment Adviser”) seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund, using a low cost “passive” or “indexing” investment approach, will seek to replicate, before expenses, the performance of the Services Super Sector Index. The Index is designed to identify and track companies in industries whose main source of revenue comes from the provision of services. Eligible Index securities include the total investable universe of the healthcare, consumer services, business services and financial services sectors. Morningstar Inc. (“Morningstar” or the “Index Provider”) classifies companies into the industry that best reflects each company’s underlying business activities based on the largest source of revenue and income. Industry classification is based on publicly available information about each company, and is primarily obtained from such company’s annual report and Form 10-K. The securities in the universe are selected using a proprietary methodology developed by Morningstar. The Fund will normally invest at least 90% of its total assets in securities that comprise the Index.

Fund Performance

This report discusses an abbreviated semi-annual fiscal period from the Fund’s inception date of August 22, 2007, through November 30, 2007.

On a market price basis, the Fund generated a total return of -1.31%, representing a change in market price to $24.79 on November 30, 2007, from $25.12 at inception. On a net asset value (“NAV”) basis, the Fund also generated a total return of -1.31%, representing a change in NAV to $24.79 on November 30, 2007, from $25.12 at inception. At the end of the period the Fund’s shares were trading at parity to NAV. The Investment Adviser believes that large discounts or premiums to the NAV of the shares should not be sustained.

For index and broad market comparison purposes, the Index returned -0.93% and the Standard & Poor’s 500 Index (“S&P 500”) returned 2.92% for the same period. The S&P 500 is generally representative of the U.S. stock market. It is an unmanaged, capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries. It is not possible to invest directly in an index.

Economic and Market Overview

The period from the Fund’s inception date of August 22, 2007, through November 30, 2007, was a challenging environment for investors. Concerns have mounted about the widening impact of the sub-prime mortgage crisis on the markets and the economy as a whole, causing investors to become increasingly risk-averse. In the U.S. equity market, major indices that measure performance of large-cap and growth stocks trended up, while most small-cap and value indices were down.

The U.S. economy continued to expand at a moderate pace during 2007, despite a variety of concerns. Consumer spending has held up reasonably well, and labor market trends remain fairly positive. Business investment and corporate earnings continued to grow. Expansion in net exports, supported by economic growth abroad and the weak dollar, contributed to growth in the U.S., cushioning the impact of the housing correction. Beginning in September, the Fed reduced interest rates three times, as it strives to strike a balance between providing needed support for financial markets and keeping inflation at a moderate level.

Performance Attribution

The health care sector contributed most to the Fund’s return over this period; the financials sector was the greatest detractor. In health care, holdings that contributed most to performance were U. S. industry leaders Merck & Co., Inc. and Johnson & Johnson (2.0% and 3.0% of total investments, respectively). Another strong positive for returns was a position in Google, Inc. (2.4% of total investments) in the information technology sector. Positions in the financials sector that detracted from performance include Citigroup, Inc., Bank of America Corp., Fannie Mae and Freddie Mac (2.5%, 3.1%, 0.6% and 0.3% of total investments, respectively). These stocks weakened, reflecting investors’ concerns about the impact of problems in the sub-prime mortgage business.

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Claymore Exchange-Traded Fund Trust | Management Discussion of Fund Performance continued

CLV | Claymore/Robeco Boston Partners Large-Cap Value ETF

The Claymore/Robeco Boston Partners Large-Cap Value ETF (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Robeco Boston Partners Large Cap Value Index (the “Robeco Large Cap Value Index” or “Index”). The Fund will normally invest at least 90% of its total assets in common stock and American depositary receipts (“ADRs”) that comprise the Index. Claymore Advisors, LLC (“the Investment Adviser”) seeks a correlation over time of .95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Index is comprised of approximately 100 to 300 equity securities and ADRs, selected from a universe of over 1,000 stocks, using a quantitative ranking methodology comprised of three factors: attractive valuation, positive momentum and favorable business fundamentals. The securities in the Index are selected and weighted using a statistical model developed by Robeco Investment Management, Inc. (“Robeco”or the “Index Provider”). The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. Potential Index constituents include large-capitalization U.S. listed equities and ADRs with over $3 billion in market capitalization at the time of purchase.

Fund Performance

This report discusses an abbreviated semi-annual fiscal period from the Fund’s inception date of June 28, 2007, through November 30, 2007.

On a market price basis, the Fund generated a total return of -5.17%, representing a change in market price to $23.82 on November 30, 2007, from $25.12 at inception. On a net asset value (“NAV”) basis, the Fund generated a total return of -5.45%, representing a change in NAV to $23.75 on November 30, 2007, from $25.12 at inception. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. However, the Investment Adviser believes that large discounts or premiums to the NAV of the shares should not be sustained.

For index and broad market comparison purposes, the Index returned -4.60% and the Standard & Poor’s 500 Index (“S&P 500”) returned 2.24% for the same period. The S&P 500 is generally representative of the U.S. stock market. It is an unmanaged, capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries. It is not possible to invest directly in an index.

Economic and Market Overview

The period from the Fund’s inception date of June 28, 2007, through November 30, 2007, was a difficult environment for investors in both equity and fixed income, as concerns mounted regarding the widening impact of the sub-prime mortgage crisis on the markets and the economy as a whole. Equity markets were highly volatile, with no pronounced trend that defined the entire period.

The U.S. economy continued to expand at a moderate pace during 2007, despite a variety of concerns. Consumer spending held up reasonably well, and labor market trends remained fairly positive. Business investment and corporate earnings continued to grow. Expansion in net exports, supported by economic growth abroad and the weak dollar, contributed to growth in the U.S., cushioning the impact of the housing market correction. Beginning in September, the Federal Reserve (“the Fed”) reduced interest rates three times, striving to strike a balance between providing needed support for financial markets and keeping inflation at a moderate level.

Performance Attribution

For the period from the Fund’s inception date of June 28, 2007, through November 30, 2007, seven of the 10 industry sectors in the S&P 500 had positive returns; the strongest sectors were consumer staples and utilities, each of which posted returns above 9%. The three sectors with negative returns were financials, consumer discretionary and telecommunication services.

The sector that made the strongest contribution to the Fund’s return was the energy sector. Energy positions that were particularly strong were Petroleo Brasileiro SA (common and preferred shares, 0.3% and 0.3% of total investments, respectively) and Chevron Corporation (3.1% of total investments). The Fund’s positioning in the financial sector was the greatest detractor from returns. Positions with the greatest negative impact on return include Citigroup, Inc., American International Group, Inc., Merrill Lynch & Co., Inc., AmeriCredit Corp. and Morgan Stanley (2.7%, 2.1% , 1.0%, 0.3% and 1.2% of total investments, respectively).

10 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust | Management Discussion of Fund Performance continued

IRO | Claymore/Zacks Dividend Rotation ETF

The Claymore/Zacks Dividend Rotation ETF (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Zacks Dividend Rotation Index (the “Dividend Rotation Index” or “Index”). The Fund will normally invest at least 90% of its total assets in securities that comprise the Index. Claymore Advisors, LLC (the “Investment Adviser”) seeks a correlation over time of .95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund, using a low cost “passive” or “indexing” investment approach, will seek to replicate, before expenses, the performance of the Zacks Dividend Rotation Index. The Dividend Rotation Index seeks to maximize dividend income that qualifies for taxation at the lowest current tax rates (“qualified dividend income” or “QDI”) by selecting dividend-paying stocks based on a quantitative methodology proprietary to Zacks Investment Research, Inc. (“Zacks” or the “Index Provider”). The Index, at the time of each rebalance, is designed to eliminate companies that have recently paid a dividend and include those companies that are expected to pay dividends while seeking to maximize QDI potential. Currently, QDI received by a non-corporate investor is generally taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011. There is no guarantee that this favorable rate will be extended.

The Index is comprised of approximately 100 stocks selected, based on investment and other criteria, from a universe of the 1,500 largest listed equity companies (based on market capitalization) that pay dividends at least annually (in any amount). The universe of companies eligible for inclusion in the Index is comprised of all U.S. stocks listed on domestic exchanges, including American depositary receipts (“ADRs”). The Index will include companies with capitalizations between $200 million and $450 billion, which includes companies with all market capitalizations as defined by Zacks.

Fund Performance

This report discusses an abbreviated semi-annual fiscal period from the Fund’s inception date of October 24, 2007, through November 30, 2007.

On a market price basis, the Fund generated a total return of -6.64%, representing a change in market price to $23.64 on November 30, 2007, from $25.32 at inception. On a net asset value (“NAV”) basis, the Fund generated a total return of -6.52%, representing a change in NAV to $23.67 on November 30, 2007, from $25.32 at inception. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. However, the Investment Adviser believes that large discounts or premiums to the NAV of the shares should not be sustained.

For index and broad market comparison purposes, the Index returned -6.31% and the Standard & Poor’s 500 Index (“S&P 500”) returned 2.28% for the same period. The S&P 500 is generally representative of the U.S. stock market. It is an unmanaged, capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries. It is not possible to invest directly in an index.

Economic and Market Overview

During the brief period from the fund’s inception date of October 24, 2007, through November 30, 2007, returns of essentially all major equity indices were negative. Large-cap stocks generally performed better than small-cap, as investors demonstrated a preference for securities perceived as less risky.

Economic reports during the period were mixed, as the U.S. economy struggled to cope with two related issues, a slump in the housing market and a broadly-based tightening of credit conditions. So far, consumer spending has not appeared to be greatly affected by falling household wealth due to declining home prices. Trends in the labor market and in business investment remained fairly positive. Expansion in net exports, supported by economic growth abroad and the weak dollar, contributed to growth in the U.S., cushioning the impact of the housing correction. The Fed has begun to reduce interest rates, striving to strike a balance between providing needed support for financial markets and keeping inflation at a moderate level.

Performance Attribution

For the period from October 24, 2007, through November 30, 2007, the telecommunication services and materials sectors made the strongest contributions to the Fund’s return. Sectors that detracted most from performance were the consumer discretionary and financial sectors. In the consumer discretionary sector, positions that detracted from performance included retailer The Cato Corporation, newspaper publisher The McClatchy Company and home builder Building Materials Holding Corporation (1.4%, 1.3% and 1.2% of total investments, respectively). In the financial sector, MBIA Inc., which provides financial guarantee insurance and other financial services, and Corus Bankshares, Inc., a regional bank with significant involvement in mortgage lending, (0.8% and 3.0% of total investments, respectively) were among the weakest performers. Strong performance in the telecommunication services sector came from one position, Atlantic Tele-Network, Inc. (1.0% of total investments), which provides wireless and wireline telecommunications services in the Caribbean and North America. In the materials sector, the strongest performers were Quanex Corporation (0.7% of total investments), a producer of engineered metal products that reported stronger than expected earnings, and Methanex (1.3% of total investments), which supplies methanol to international markets.

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Risks and Other Considerations

The views expressed in this report reflect those of the portfolio manager and Claymore only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also contain forward looking statements that involve risk and uncertainty, and there is no guarantee they will come to pass.

This information does not represent an offer to sell securities of the Funds and it is not soliciting an offer to buy securities of the Funds. There can be no assurance that the Funds will achieve their investment objectives.

An investment in the Funds is subject to certain risks and other considerations that include, but are not limited to:

Investment Risk.This includes the risk of the possible loss of the entire principal amount that you invest.

Equity Risk. This includes the risk that the value of the securities held by the Funds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Funds participate, or factors relating to specific companies in which the Funds invest.

Replication Management Risk. Unlike many investment companies, the Funds are not “actively” managed. Therefore, the Funds won’t necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the Index.

Non-Correlation Risk. The Funds’ returns may not match the returns of the indices. For example, the Funds incur operating expenses not applicable to the indices, and incur costs in buying and selling securities, especially when rebalancing the Funds’ holdings to reflect changes in the composition of the indices.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the index, as would be the case if it purchased all of the stocks in the index with the same weightings as the index.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. The Funds are considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Micro-, Small- and Medium-Sized Company Risk. Investing in securities of micro-cap, small- and medium-sized companies involves greater risk than investing in more established companies. These companies’ stocks may be more volatile and less liquid than those of more established companies.

Foreign Investment Risk. The Fund’s investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Funds’ investments or prevent the Funds from realizing the full value of their investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Emerging Markets Risk. Investing in foreign countries, particularly emerging market countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. Countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets.

The Claymore/BBD High Income Index ETF is also subject to the following risks:

REIT Risk. Investments in securities of real estate companies involve risks. These risks include, among others, adverse changes in national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds; and the impact of changes in environmental laws. In addition, a REIT that fails to comply with federal tax requirements affecting REITs may be subject to federal income taxation, or the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures. The value of a REIT can depend on the structure of and cash flow generated by the REIT. In addition, like mutual funds, REITs have expenses, including advisory and administration fees, that are paid their shareholders. As a result, you will absorb duplicate levels of fees when the Fund invests in REITs. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing return to the Fund on its investment in such company.

Master Limited Partnership Risk. Investments in securities of master limited partnerships involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments.

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Risks of Investing In Other Investment Companies. Investments in securities of other investment companies involve risks, including, among others, the fact that shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies (in the case of closed-end investment companies) may sometimes require the payment of substantial premiums above the value of such companies’ portfolio securities or net asset values. The Fund must continue, at the same time, to pay its own management fees and expenses with respect to all of its investments, including shares of other investment companies. The securities of other investment companies may also be leveraged and will therefore be subject to certain leverage risks.

Preferred Stock Risk. There are certain additional risks associated with investing in preferred securities, including, but not limited to: (i) preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer; (ii) preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.

Distribution Risk. The Fund intends to make a level dividend distribution each month to its shareholders of the net investment income of the Fund after payment of Fund operating expenses. The level dividend rate may be modified by the Fund’s Board of Trustees from time to time. If, for any monthly distribution, the Fund’s investment company taxable income, if any (which term includes net short-term capital gain) is less than the amount of the distribution, the difference will generally be a tax-free “return of capital” distributed from the Fund’s assets. The ultimate tax characterization of the Fund’s distributions in a calendar year may not finally be determined until after the end of that calendar year. This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a “return of capital,” resulting in less of a shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. When the Fund distributes a “return of capital,” it means that the Fund is returning to shareholders a portion of their investment in the Fund. Any such distributions that constitute a return of capital would thus have the effect of reducing shareholders’ basis in their Shares. Accordingly, Shareholders who sell their Shares after receiving a return of capital might realize a higher amount of capital gain, and thus be subject to more tax on such capital gain, than if such Shareholders had not received a return of capital. See “How to Buy and Sell Shares – Distributions” for an additional discussion of the Fund’s intention to make a monthly level dividend distribution and “Federal Income Taxation-Taxes on Distributions” for an additional discussion of the tax consequences to Shareholders of a return of capital.

The following outlines the primary risks of strategies pursued by the types of CEFs in which the Claymore/BBD High Income Index ETF may invest.

Credit Risk. Credit risk is the risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. CEFs’ investments in securities issued by U.S. Government sponsored entities, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, are not funded by Congressional appropriations and are neither guaranteed nor insured by the U.S. Government. Furthermore, no assurances can be given that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. Corporate bonds are subject to greater credit risk than U.S. Government bonds.

High Yield Risk. CEFs that invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities. If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

Convertible Security Risk. Convertible security risk is the risk that the value of CEFs’ convertible securities may decline in response to such factors as rising interest rates and fluctuations in the market price of the convertible securities’ underlying common stock.

Prepayment Risk. Prepayment risk is the risk that homeowners or consumers may prepay mortgage or consumer loans, which may affect the yield of mortgage- or asset-backed securities that are backed by such loans.

The Claymore/KLD Sudan Free Large Cap Core ETF is also subject to Social Investment Risk.The KLD Index’s social policy could cause the Fund to underperform similar funds that do not have a social policy. Among the reasons for this are:

•	undervalued stocks that do not meet the KLD Index’s social criteria could outperform those that do

•	economic or political changes could make certain companies less attractive for investment

•	the KLD Index’s social policy could cause the Fund to sell or avoid stocks that subsequently perform well.

The Claymore/Robeco Boston Partners Large-Cap Value Index ETF is also subject to Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities in connection with the quarterly rebalancing of the Index and therefore the Fund’s investments. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (over 100%) could result in high brokerage costs. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund’s shareholders, the Fund will seek to utilize the creation and redemption in-kind mechanism to minimize capital gains to the extent possible.

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Claymore Exchange-Traded Fund Trust | Management Discussion of Fund Performance continued

The three Claymore/Morningstar Super Sector Index ETFs are also subject to License Agreement Term Risk. The Investment Adviser’s license agreement with the Index Provider to use the Index has a five-year term, and is renewable thereafter on an annual basis. There can be no assurance that the license agreement will be renewed or extended at the end of that term, or that the Investment Adviser will be able to enter into another agreement with the Index Provider to use the Index. If no agreement is entered into at the end of the five-year term, the Investment Adviser may be required to obtain a replacement Index Provider on behalf of the Fund.

The Claymore/Morningstar Information Super Sector Index ETF is also subject to the following risks:

Software/Hardware Sector Risk. Competitive pressures may have a significant effect on the financial condition of companies in the software and hardware sectors. Also, many of the products and services offered by software and hardware companies are subject to the risks of short product cycles and rapid obsolescence. Companies in the software and hardware sectors also may be subject to competition from new market entrants. Such companies also may be subject to risks relating to research and development costs and the availability and price of components. As product cycles shorten and manufacturing capacity increases, these companies could become increasingly subject to aggressive pricing, which hampers profitability.

Media Sector Risk. Companies engaged in design, production or distribution of goods or services for the media industry (including television or radio broadcasting or manufacturing, publishing, recordings and musical instruments, motion pictures and photography) may become obsolete quickly. Media companies are subject to risks which include cyclicality of revenues and earnings, a decrease in the discretionary income of targeted individuals, changing consumer tastes and interests, fierce competition in the industry and the potential for increased government regulation. Media company revenues are dependent in large part on advertising spending. A weakening general economy or a shift from online to other forms of advertising may lead to a reduction in discretionary spending on online advertising. Additionally, companies engaged in the media industry can be significantly affected by federal deregulation of cable and broadcasting, competitive pressures and government regulation.

Telecommunications Sector Risk. The telecommunications sector is subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals or the enactment of new adverse regulatory requirements may adversely affect the business of the telecommunications companies. The telecommunications sector can also be significantly affected by intense competition, including competition with alternative technologies such as wireless communications, product compatibility, consumer preferences, rapid obsolescence and research and development of new products. Other risks include those related to regulatory changes, such as the uncertainties resulting from such companies’ diversification into new domestic and international businesses, as well as agreements by any such companies linking future rate increases to inflation or other factors not directly related to the actual operating profits of the enterprise.

The Claymore/Morningstar Services Super Sector Index ETF is also subject to the following risks:

Health Care Sector Risk. Companies in the health care sector may be susceptible to government regulation and reimbursement rates. Such companies may also be heavily dependent on patent protection, with their profitability affected by the expiration of patents. Companies in the health care sector may also be subject to expenses and losses from extensive litigation based on product liability and similar claims, as well as competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. The process for obtaining new product approval by the Food and Drug Administration is long and costly. Health care service providers may have difficulty obtaining staff to deliver service, and may be susceptible to product obsolescence. Such companies also may be characterized by thin capitalization and limited product lines, markets, financial resources or personnel.

Consumer Services Sector Risk. The success of companies in the consumer services sector depends heavily on disposable household income and consumer spending. Companies in the consumer services sector may be subject to severe competition. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace. Also, the success of food and soft drink may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

Business Services Sector Risk. Companies in the business services sector can be significantly affected by competitive pressures, such as technological developments, fixed-rate pricing, and the ability to attract and retain skilled employees. The success of companies that provide business-related services is, in part, subject to continued demand for business services as companies and other organizations seek alternative, cost-effective means to meet their economic goals.

Financial Services Sector Risk. The financial services sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

The Claymore/Morningstar Services Super Sector Index ETF is also subject to the following risks:

Consumer Goods Sector Risk. Companies engaged in the manufacture and distribution of consumer goods are subject to vast fluctuations in supply and demand. These companies may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations. Companies in this sector are subject to government regulation affecting the permissibility of using various food additives and production methods, which regulations could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food and soft drink may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

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Claymore Exchange-Traded Fund Trust | Management Discussion of Fund Performance continued

Industrial Materials Sector Risk. The companies in the industrial materials sector can be significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. The stock prices of companies in the industrial materials sector are affected by supply and demand both for their specific product or service and for industrial materials sector products in general. Government regulation, world events and economic conditions may affect the performance of companies in the industrial materials sector. Companies in the industrial materials sector may be at risk for product liability claims.

Energy Sector Risk. The profitability of companies in the energy sector is related to worldwide energy prices, exploration, and production spending. Such companies also are subject to risks of changes in exchange rates, government regulation, world events, depletion of resources and economic conditions, as well as market, economic and political risks of the countries where energy companies are located or do business. Oil and gas exploration and production can be significantly affected by natural disasters. Companies in the energy sector may be adversely affected by changes in exchange rates, interest rates, government regulation, world events, and economic conditions. Oil exploration and production companies may be at risk for environmental damage claims.

Utilities Sector Risk. The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs due to political and regulatory factors, rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company’s earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable. Among the risks that may affect utility companies are the following: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations; and the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices. Other risks include those related to the construction and operation of nuclear power plants; the effects of energy conservation and the effects of regulatory changes.

The Claymore/Zacks Dividend Rotation index ETF is also subject to the following risks:

QDI Tax Risk. Currently, QDI received by a non-corporate investor is generally taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011.Thereafter, without further Congressional action this income will become ordinary income subject to the maximum marginal tax rate of the investor. If Congress does not extend the current tax rates applicable to QDI, you may be subject to higher tax rates on your dividends from the Fund for taxable years beginning after January 1, 2011.

Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities in connection with the monthly rebalancing of the Index, and therefore the Fund’s investments. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high portfolio turnover rate (for example, over 100%) could result in high brokerage costs. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund’s shareholders, the Fund will seek to utilize the creation and redemption in-kind mechanism to minimize capital gains to the extent possible.

In addition to the risks described, there are certain other risks related to investing in the Funds. These risks are described further in the Prospectus and Statement of Additional Information.

SemiAnnual Report | November 30, 2007 | 15

Claymore Exchange-Traded Fund Trust

Fund Summary & Performance | As of November 30, 2007 (unaudited)

LVL | Claymore/BBD High Income Index ETF

Fund Statistics
Share Price	$20.83
Net Asset Value	$20.82
Premium/Discount to NAV	0.05%
Net Assets ($ 000)	$4,163

Total Returns (Inception 6/25/07)	Since Inception
Claymore/BBD High Income Index ETF
NAV	-14.60%
Market	-14.55%

Benchmarks By Design High Income Index	-14.67%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.claymore.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the ETF at the initial share price of $24.98 for share price returns or initial net asset value (NAV) of $24.98 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s total annual operating expense ratio was estimated at 1.39%, per the prospectus, gross of any fee waivers or expense reimbursements. The Fund’s expense ratio for its initial fiscal year is based on an assumed average asset level of $100 million. If assets are lower than $100 million, the expense ratio will be higher due to the inclusion of offering cost during the first twelve months of operations. If average assets of the Fund exceed $100 million during the Fund’s first twelve months, the expense ratio may be lower. In the Financial Highlights section of this Semi-Annual Report, the Fund’s annualized net operating expense ratio was determined to be 1.72% while the Fund’s annualized gross operating expense ratio was determined to be 5.48%. There is a contractual fee waiver currently in place for this Fund through December 31, 2009 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.60%.Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Financials	53.8%
Energy	11.5%
Industrials	6.9%
Telecommunications	6.0%
Utilities	3.0%
Materials	2.6%
Consumer Discretionary	2.2%
Consumer Staples	1.6%
Health Care	1.4%
Information Technology	0.8%

Common Stocks, Master Limited Partnerships and Income Trusts	89.8%
Closed End Funds	10.1%
Exchange Traded Funds	0.1%

Total Investments	100.0%
Other Assets in excess of Liabilities	0.0%

Net Assets	100.0%

Top Ten Holdings	% of Long-Term Investmdents
Thornburg Mortgage, Inc.	1.4%
Deerfield Triarc Capital Corp.	1.3%
Telecom Corp. of New Zealand Ltd.	1.2%
KKR Financial Holdings L.L.C.	1.2%
Frontline Ltd.	1.1%
Quintana Maritime Ltd.	1.1%
Diana Shipping, Inc.	1.1%
Terra Nitrogen Co. L.P.	1.1%
NorthStar Realty Finance Corp.	1.1%
Crystal River Capital, Inc.	1.1%

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

Distributions to Shareholders

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Claymore Exchange-Traded Fund Trust | Fund Summary & Performance (unaudited) continued

KSF | Claymore/KLD Sudan Free Large-Cap Core ETF

Fund Statistics
Share Price	$24.32
Net Asset Value	$24.51
Premium/Discount to NAV	-0.78%
Net Assets ($ 000)	$3,677

Total Returns (Inception 6/25/07)	Since Inception
Claymore/KLD Sudan Free Large-Cap Core ETF
NAV	-1.37%
Market	-2.13%

KLD Large Cap Sudan Free Social Index	-0.76%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.claymore.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the ETF at the initial share price of $24.85 for share price returns or initial net asset value (NAV) of $24.85 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s total annual operating expense ratio was estimated at 0.89%, per the prospectus, gross of any fee waivers or expense reimbursements. The Funds expense ratio for its initial fiscal year is based on an assumed average asset level of $100 million. If assets are lower than $100 million, the expense ratio will be higher due to the inclusion of offering cost during the first twelve months of operations. If average assets of the Fund exceed $100 million during the Fund’s first twelve months, the expense ratio may be lower. In the Financial Highlights section of this Semi-Annual Report, the Fund’s annualized net operating expense ratio was determined to be 1.55% while the Fund’s annualized gross operating expense ratio was determined to be 5.27%. There is a contractual fee waiver currently in place for this Fund through December 31, 2009 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.50% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.50%.Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Total Net Assets
Information Technology	22.2%
Financials	21.1%
Health Care	13.7%
Consumer Discretionary	11.6%
Industrials	7.8%
Consumer Staples	7.3%
Energy	5.7%
Telecommunication Services	5.5%
Materials	3.2%
Utilities	1.7%

Total Investments	99.8%
Liabilities in excess of Other Assets	0.2%

Net Assets	100.0%

Top Ten Holdings	% of Long-Term Investments
Microsoft Corp.	3.1%
Procter & Gamble Co.	2.7%
AT&T, Inc.	2.7%
Bank of America Corp.	2.3%
Johnson & Johnson	2.2%
Cisco Systems, Inc.	1.9%
Google, Inc. - Class A	1.8%
Apple, Inc.	1.8%
Intel Corp.	1.7%
International Business Machines Corp.	1.6%

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

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Claymore Exchange-Traded Fund Trust | Fund Summary & Performance (unaudited) continued

MZN | Claymore/Morningstar Information Super Sector Index ETF

Fund Statistics
Share Price	$25.09
Net Asset Value	$25.58
Premium/Discount to NAV	-1.92%
Net Assets ($ 000)	$3,837

Total Returns (Inception 8/22/07)	Since Inception
Claymore/Morningstar Information Super Sector Index ETF
NAV	1.95%
Market	0.00%

Morningstar Information Super Sector Index	2.34%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.claymore.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the ETF at the initial share price of $25.09 for share price returns or initial net asset value (NAV) of $25.09 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s total annual operating expense ratio was estimated at 0.89%, per the prospectus, gross of any fee waivers or expense reimbursements. The Fund’s expense ratio for its initial fiscal year is based on an assumed average asset level of $100 million. If assets are lower than $100 million, the expense ratio will be higher due to the inclusion of offering cost during the first twelve months of operations. If average assets of the Fund exceed $100 million during the Fund’s first twelve months, the expense ratio may be lower. In the Financial Highlights section of this Semi-Annual Report, the Fund’s annualized net operating expense ratio was determined to be 1.39% while the Fund’s annualized gross operating expense ratio was determined to be 6.52%. There is a contractual fee waiver currently in place for this Fund through December 31, 2009 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.40% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.40%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Information Technology	67.9%
Telecommunication Services	16.0%
Consumer Discretionary	14.2%
Industrials	1.1%
Health Care	0.2%

Common Stocks	99.4%
Tracking Stock	0.5%

Total Long-Term Investments	99.9%
Other Assets in excess of Liabilities	0.1%

Net Assets	100.0%

Top Ten Holdings	% of Long-Term Investments
Microsoft Corp.	9.0%
AT&T, Inc.	7.5%
Cisco Systems, Inc.	5.5%
Apple, Inc.	5.0%
Intel Corp.	4.9%
International Business Machines Corp.	4.6%
Hewlett-Packard Co.	4.3%
Verizon Communications, Inc.	4.0%
Oracle Corp.	2.5%
Qualcomm, Inc.	2.2%

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

18 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust | Fund Summary & Performance (unaudited) continued

MZG | Claymore/Morningstar Manufacturing Super Sector Index ETF

Fund Statistics
Share Price	$26.79
Net Asset Value	$26.83
Premium/Discount to NAV	-0.15%
Net Assets ($ 000)	$4,025

Total Returns (Inception 8/22/07)	Since Inception
Claymore/Morningstar Manufacturing Super Sector Index ETF
NAV	7.75%
Market	7.59%

Morningstar Manufacturing Super Sector Index	8.16%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.claymore.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the ETF at the initial share price of $24.90 for share price returns or initial net asset value (NAV) of $24.90 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s total annual operating expense ratio was estimated at 0.89%, per the prospectus, gross of any fee waivers or expense reimbursements. The Fund’s expense ratio for its initial fiscal year is based on an assumed average asset level of $100 million. If assets are lower than $100 million, the expense ratio will be higher due to the inclusion of offering costs during the first twelve months of operations. If average assets of the Fund exceed $100 million during the Fund’s first twelve months, the expense ratio may be lower. In the Financial Highlights section of this Annual Report, the Fund’s annualized net operating expense ratio was determined to be 1.38% while the Fund’s annualized gross operating expense ratio was determined to be 6.55%. There is a contractual fee waiver currently in place for this Fund through December 31, 2009 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.40% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.40%.Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Energy	30.1%
Industrials	23.1%
Consumer Staples	19.1%
Utilities	10.5%
Materials	10.2%
Consumer Discretionary	5.1%
Information Technology	0.6%
Financials	0.4%
Other	0.3%
Health Care	0.1%

Total Investments	99.5%
Other Assets in excess of Liabilities	0.5%

Net Assets	100.0%

Top Ten Holdings	% of Long-Term Investments
Exxon Mobil Corp.	8.6%
General Electric Co.	6.8%
Procter & Gamble Co.	4.0%
Chevron Corp.	3.2%
Altria Group, Inc.	2.8%
Coca-Cola Co. (The)	2.3%
PepsiCo., Inc.	2.2%
ConocoPhillips	2.1%
Schlumberger Ltd.	1.9%
United Technologies Corp.	1.2%

Portfolio breakdown is as a percentage of net assets. Holdings are as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit www.claymore.com.The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

SemiAnnual Report | November 30, 2007 | 19

Claymore Exchange-Traded Fund Trust | Fund Summary & Performance (unaudited) continued

MZO | Claymore/Morningstar Services Super Sector Index ETF

Fund Statistics
Share Price	$24.79
Net Asset Value	$24.79
Premium/Discount to NAV	0.00%
Net Assets ($ 000)	$3,719

Total Returns (Inception 8/22/07)	Since Inception
Claymore/Morningstar Services Super Sector Index ETF
NAV	-1.31%
Market	-1.31%

Morningstar Services Super Sector Index	-0.93%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.claymore.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the ETF at the initial share price of $25.12 for share price returns or initial net asset value (NAV) of $25.12 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s total annual operating expense ratio was estimated at 0.89%, per the prospectus, gross of any fee waivers or expense reimbursements. The Fund’s expense ratio for its initial fiscal year is based on an assumed average asset level of $100 million. If assets are lower than $100 million, the expense ratio will be higher due to the inclusion of offering cost during the first twelve months of operations. If average assets of the Fund exceed $100 million during the Fund’s first twelve months, the expense ratio may be lower. In the Financial Highlights section of this Semi-Annual Report, the Fund’s annualized net operating expense ratio was determined to be 1.43% while the Fund’s annualized gross operating expense ratio was determined to be 6.81%. There is a contractual fee waiver currently in place for this Fund through December 31, 2009 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.40% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.40%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Financials	41.6%
Health Care	28.2%
Consumer Discretionary	11.8%
Industrials	7.0%
Information Technology	5.6%
Consumer Staples	5.0%
Exchange-Traded Funds	0.4%
Energy	0.1%
Materials	0.0%
Telecommunications	0.0%

Total Investments	99.7%
Other Assets in excess of Liabilities	0.3%

Net Assets	100.0%

Top Ten Holdings	% of Long-Term Investments
Bank of America Corp.	3.1%
Johnson & Johnson	3.0%
Citigroup, Inc.	2.5%
Pfizer, Inc.	2.5%
Google, Inc. - Class A	2.4%
JPMorgan Chase & Co.	2.3%
American International Group, Inc.	2.0%
Merck & Co., Inc.	2.0%
Wal-Mart Stores, Inc.	1.8%
Wells Fargo & Co.	1.6%

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

20 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust | Fund Summary & Performance (unaudited) continued

CLV | Claymore/Robeco Boston Partners Large-Cap Value ETF

Fund Statistics
Share Price	$23.82
Net Asset Value	$23.75
Premium/Discount to NAV	0.29%
Net Assets ($000)	$4,751

Total Returns
(Inception 06/28/07)	Since Inception
Claymore/Robeco Boston Partners Large-Cap Value ETF
NAV	-5.45%
Market	-5.17%

Robeco Boston Partners Large Cap Value Index	-4.60%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.claymore.com. The investment return and principal value of aninvestment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the ETF at the initial share price of $25.12 for share price returns or initial net asset value (NAV) of $25.12 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s total annual operating expense ratio was estimated at 0.89%, per the prospectus, gross of any fee waivers or expense reimbursements. The Fund’s expense ratio for its initial fiscal year is based on an assumed average asset level of $100 million. If assets are lower than $100 million, the expense ratio will be higher due to the inclusion of offering cost during the first twelve months of operations. If average assets of the Fund exceed $100 million during the Fund’s first twelve months, the expense ratio may be lower. In the Financial Highlights section of this Semi-Annual Report, the Fund’s annualized net operating expense ratio was determined to be 2.20% while the Fund’s annualized gross operating expense ratio was determined to be 8.28%. There is a contractual fee waiver currently in place for this Fund through December 31, 2009 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.60%.Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Financials	34.5%
Energy	16.4%
Health Care	9.5%
Industrials	8.3%
Consumer Discretionary	7.8%
Telecommunications	6.2%
Information Technology	5.5%
Utilities	4.5%
Consumer Staples	4.2%
Materials	2.6%
Exchange-Traded Funds	0.5%

Total Investments	100.0%
Liabilities in excess of other Assets	0.0%

Net Assets	100.0%

Top Ten Holdings	% of Long-Term Investments
Exxon Mobil Corp.	6.1%
AT&T, Inc.	3.4%
Bank of America Corp.	3.3%
Chevron Corp.	3.1%
Pfizer, Inc.	2.8%
JPMorgan Chase & Co.	2.7%
Citigroup, Inc.	2.7%
ConocoPhillips	2.1%
American International Group, Inc.	2.1%
Altria Group, Inc.	1.5%

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

SemiAnnual Report | November 30, 2007 | 21

Claymore Exchange-Traded Fund Trust | Fund Summary & Performance (unaudited) continued

IRO | Claymore/Zacks Dividend Rotation ETF

Fund Statistics
Share Price	$23.64
Net Asset Value	$23.67
Premium/Discount to NAV	-0.13%
Net Assets ($000)	$3,551

Total Returns
(Inception 10/24/07)	Since Inception
Claymore/Zacks Dividend Rotation ETF
NAV	-6.52%
Market	-6.64%

Zacks Dividend Rotation Index	-6.31%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.claymore.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the ETF at the initial share price of $25.32 for share price returns or initial net asset value (NAV) of $25.32 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s total annual operating expense ratio was estimated at 0.85%, per the prospectus, gross of any fee waivers or expense reimbursements. The Fund’s expense ratio for its initial fiscal year is based on an assumed average asset level of $100 million. If assets are lower than $100 million, the expense ratio will be higher due to the inclusion of offering cost during the first twelve months of operations. If average assets of the Fund exceed $100 million during the Fund’s first twelve months, the expense ratio may be lower. In the Financial Highlights section of this Semi Annual Report, the Fund’s annualized net operating expense ratio was determined to be 1.76% while the Fund’s annualized gross operating expense ratio was determined to be 6.00%. There is a contractual fee waiver currently in place for this Fund through December 31, 2009 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.60%.Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Total Net Assets
Financials	49.5%
Consumer Discretionary	27.3%
Industrials	8.4%
Materials	6.0%
Energy	2.7%
Utilities	2.3%
Information Technology	1.8%
Telecommunication Services	1.0%
Health Care	0.7%
Consumer Staples	0.5%

Total Investments	100.2%
Liabilities in excess of Other Assets	-0.2%

Net Assets	100.0%

Top Ten Holdings	% of Long-Term Investments
Corus Bankshares, Inc.	3.0%
Oriental Financial Group (Puerto Rico)	3.0%
Old Republic International Corp.	2.2%
Kellwood Co.	1.9%
Cincinnati Financial Corp.	1.9%
Dow Chemical Co. (The)	1.9%
Harleysville Group, Inc.	1.9%
First Midwest Bancorp, Inc.	1.8%
Host Hotels & Resorts, Inc. - REIT	1.7%
Gannett Co., Inc.	1.7%

Portfolio breakdown is as a percentage of net assets. Holdings are as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

22 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust

Overview of Fund Expenses | As of November 30, 2007 (unaudited)

As a shareholder of Claymore/BBD High Income Index ETF; Claymore/KLD Sudan Free Large-Cap Core ETF; Claymore/Robeco Boston Partners Large-Cap Value ETF; Claymore/Morningstar Information Super Sector Index ETF; Claymore/Morningstar Manufacturing Super Sector Index ETF; Claymore/Morningstar Services Super Sector Index ETF; and Claymore/Zacks Dividend Rotation ETF, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ended 11/30/07.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio for the period ended	Expenses Paid During Period[1]
	6/25/07	11/30/07	11/30/07	6/25/07 - 11/30/07
Claymore/BBD High Income Index ETF[5]
Actual	$1,000.00	$853.97	1.72%	$6.95
Hypothetical (5% annual return before expenses)[6]	1,000.00	1,016.44	1.72%	8.69
Claymore/KLD Sudan Free Large-Cap Core ETF[5]
Actual	1,000.00	986.31	1.55%	6.71
Hypothetical (5% annual return before expenses)[6]	1,000.00	1,017.30	1.55%	7.84

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio for the period ended	Expenses Paid During Period[2]
	6/28/07	11/30/07	11/30/07	6/28/07 -11/30/07
Claymore/Robeco
Boston Partners Large-Cap Value ETF[5]
Actual	$1,000.00	$945.46	2.20%	$9.15
Hypothetical (5% annual return before expenses)[6]	1,000.00	1,014.04	2.20%	11.11

SemiAnnual Report | November 30, 2007 | 23

Claymore Exchange-Traded Fund Trust | Overview of Fund Expenses (unaudited) continued

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio for the period ended	Expenses Paid During Period[3]
	8/22/07	11/30/07	11/30/07	8/22/07 - 11/30/07
Claymore/Morningstar
Information Super Sector Index ETF[5]
Actual	$1,000.00	$1,019.54	1.39%	$3.88
Hypothetical (5% annual return before expenses)[6]	1,000.00	1,018.10	1.39%	7.03
Claymore/Morningstar
Manufacturing Super Sector Index ETF[5]
Actual	1,000.00	1,077.52	1.38%	3.97
Hypothetical (5% annual return before expenses)[6]	1,000.00	1,018.15	1.38%	6.98
Claymore/Morningstar Services Super Sector Index ETF[5]
Actual	1,000.00	986.87	1.43%	3.93
Hypothetical (5% annual return before expenses)[6]	1,000.00	1,017.90	1.43%	7.23

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio for the period ended	Expenses Paid During Period[4]
	10/24/07	11/30/07	11/30/07	10/24/07 -11/30/07
Claymore/Zacks Dividend Rotation ETF[5]
Actual	$1,000.00	934.82	1.76%	$1.77
Hypothetical (5% annual return before expenses)[6]	1,000.00	1,016.24	1.76%	8.90

[1]

Expenses are calculated using the annualized expense ratio. This represents the ongoing expenses of the Fund as a percentage of net assets for the period June 25, 2007 (commencement of investment operations) to November 30, 2007. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value over the period; then multiplying the result by 159/365.

[2]

Expenses are calculated using the annualized expense ratio. This represents the ongoing expenses of the Fund as a percentage of net assets for the period June 28, 2007 (commencement of investment operations) to November 30, 2007. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value over the period; then multiplying the result by 157/365 (to reflect the since inception period).

[3]

Expenses are calculated using the annualized expense ratio. This represents the ongoing expenses of the Fund as a percentage of net assets for the period August 22, 2007 (commencement of investment operations) to November 30, 2007. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value over the period; then multiplying the result by 101/365 (to reflect the since inception period).

[4]

Expenses are calculated using the annualized expense ratio. This represents the ongoing expenses of the Fund as a percentage of net assets for the period October 24, 2007 (commencement of investment operations) to November 30, 2007. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value over the period; then multiplying the result by 38/365 (to reflect the since inception period).

[5]	The expense ratios reflect an expense waiver. Please see the Notes to Financial Statements for more information.

[6]	Hypothetical expenses reflect ongoing expenses for a full six month period as opposed to the shorter since inception period.

Assumes all dividends and distributions were reinvested.

24 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust

Portfolio of Investments | November 30, 2007 (unaudited)

LVL | Claymore/BBD High Income Index ETF

Number of Shares	Description	Value
	Common Stocks – 80.6%
	Consumer Discretionary – 2.2%
1,437	Regal Entertainment Group - Class A	$28,438
2,403	Sinclair Broadcast Group, Inc. - Class A	24,871
2,298	World Wrestling Entertainment, Inc. - Class A	36,217

		89,526

	Consumer Staples – 1.6%
489	Reynolds American, Inc.	34,240
1,504	Vector Group Ltd.	33,118

		67,358

	Energy – 4.9%
2,868	Double Hull Tankers, Inc. (Marshall Islands)	38,030
1,028	Frontline Ltd. (Bermuda)	47,853
1,867	Golar LNG Ltd. (Bermuda)	39,748
1,232	Nordic American Tanker Shipping (Bermuda)	42,147
1,415	Ship Finance International Ltd. (Bermuda)	36,040

		203,818

	Financials – 53.1%
2,013	Annaly Capital Management, Inc., REIT	34,644
4,971	Anthracite Capital, Inc., REIT	37,978
696	Apartment Investment & Management Co., REIT - Class A	27,680
2,456	Arbor Realty Trust, Inc., REIT	41,998
3,694	Ashford Hospitality Trust, Inc., REIT	28,592
601	Bank of America Corp.	27,724
1,225	BioMed Realty Trust, Inc., REIT	27,660
1,358	Brandywine Realty Trust, REIT	27,839
1,068	Capital Trust, Inc./NY, REIT - Class A	32,852
3,540	CapLease, Inc., REIT	31,152
912	CBL & Associates Properties, Inc., REIT	26,339
2,549	Cedar Shopping Centers, Inc., REIT	29,823
2,069	Citizens Republic Bancorp, Inc.	29,421
1,072	Colonial Properties Trust, REIT	26,253
2,636	Corus Bankshares, Inc.	25,016
1,065	Cousins Properties, Inc., REIT	25,315
3,112	Crystal River Capital, Inc., REIT	43,973
3,183	DCT Industrial Trust, Inc., REIT	32,116
7,341	Deerfield Triarc Capital Corp., REIT	55,131
1,797	DiamondRock Hospitality Co., REIT	31,124
962	Duke Realty Corp., REIT	25,291
624	Entertainment Properties Trust, REIT	33,253
2,051	Extra Space Storage, Inc., REIT	29,247
1,542	FelCor Lodging Trust, Inc., REIT	27,000
1,148	First Horizon National Corp.	25,348
876	First Industrial Realty Trust, Inc., REIT	31,991
1,578	First Potomac Realty Trust, REIT	29,761
1,657	FirstMerit Corp.	34,151
1,891	FNB Corp./PA	29,329
2,041	Franklin Street Properties Corp., REIT	33,779
1,545	Gramercy Capital Corp./New York, REIT	36,740
934	HCP, Inc., REIT	31,242
752	Health Care REIT, Inc., REIT	33,697
3,117	Hercules Technology Growth Capital, Inc.	36,812
3,353	Hersha Hospitality Trust, REIT	34,134
564	Home Properties, Inc., REIT	25,487
878	Hospitality Properties Trust, REIT	32,082
3,942	HRPT Properties Trust, REIT	32,640
1,890	Huntington Bancshares, Inc./OH	29,654
1,716	IndyMac Bancorp, Inc.	16,388
2,126	Inland Real Estate Corp., REIT	31,082
1,169	iStar Financial, Inc., REIT	34,217
3,785	JER Investors Trust, Inc., REIT	37,017
3,146	KKR Financial Holdings L.L.C., REIT	47,914
1,707	Lexington Realty Trust, REIT	30,197
853	Liberty Property Trust, REIT	26,707
792	Mack-Cali Realty Corp., REIT	28,266
1,382	Maguire Properties, Inc., REIT	34,937
2,735	Medical Properties Trust, Inc., REIT	30,687
1,336	National Retail Properties, Inc., REIT	32,719
1,025	Nationwide Health Properties, Inc., REIT	32,062
1,618	New York Community Bancorp, Inc.	30,111
2,811	Newcastle Investment Corp., REIT	36,571
4,979	NorthStar Realty Finance Corp., REIT	45,657
1,910	Old National Bancorp/IN	30,522
2,248	Omega Healthcare Investors, Inc., REIT	36,350
1,048	Ramco-Gershenson Properties, REIT	26,514
1,134	Realty Income Corp., REIT	32,319
1,104	Redwood Trust, Inc., REIT	33,705
4,365	Resource Capital Corp., REIT	41,686
1,529	Senior Housing Properties Trust, REIT	33,776
1,542	Susquehanna Bancshares, Inc.	30,670
5,303	Thornburg Mortgage, Inc., REIT	56,530
2,920	Trustco Bank Corp. NY	31,040
1,285	UDR, Inc., REIT	28,309
2,903	U-Store-It Trust, REIT	29,175
598	Wachovia Corp.	25,714
929	Washington Mutual, Inc.	18,115
919	Washington Real Estate Investment Trust, REIT	29,445

		2,212,670

See notes to financial statements.

SemiAnnual Report | November 30, 2007 | 25

Claymore Exchange-Traded Fund Trust | Portfolio of Investments (unaudited) continued

LVL | Claymore/BBD High Income Index ETF (continued)

Number of Shares	Description	Value
	Health Care – 1.4%
2,193	Biovail Corp. (Canada)	$33,531
773	Brookdale Senior Living, Inc.	25,586

		59,117

	Industrials – 6.9%
1,008	Aircastle Ltd. (Bermuda)	26,632
1,307	Diana Shipping, Inc. (Marshall Islands)	46,281
1,357	Eagle Bulk Shipping, Inc. (Marshall Islands)	38,810
2,413	Euroseas Ltd. (Marshall Islands)	36,798
1,568	Genesis Lease Ltd., ADR (Bermuda)	29,008
923	Macquarie Infrastructure Co. L.L.C.	37,197
1,802	Quintana Maritime Ltd. (Marshall Islands)	47,843
942	Seaspan Corp. (Marshall Islands)	26,423

		288,992

	Information Technology – 0.8%
2,141	United Online, Inc.	32,201

	Materials – 0.7%
261	Southern Copper Corp.	28,880

	Telecommunications – 6.0%
2,246	Alaska Communications Systems Group, Inc.	33,690
2,537	Citizens Communications Co.	32,930
1,974	Fairpoint Communications, Inc.	29,452
1,858	Iowa Telecommunications Services, Inc.	31,660
1,953	Partner Communications, ADR (Israel)	40,291
2,964	Telecom Corp. of New Zealand Ltd., ADR (New Zealand)	48,669
2,414	Windstream Corp.	31,261

		247,953

	Utilities – 3.0%
639	Consolidated Edison, Inc.	30,959
1,398	Empire District Electric Co.	32,210
586	Integrys Energy Group, Inc.	29,892
638	Progress Energy, Inc.	31,147

		124,208

	Total Common Stocks – 80.6% (Cost $3,784,086)	3,354,723

	Closed-End Funds – 10.1%
3,121	BlackRock Corporate High Yield Fund VI, Inc.	37,171
6,178	BlackRock Debt Strategies Fund, Inc.	36,759
2,747	Calamos Convertible and High Income Fund	37,359
3,348	Evergreen Income Advantage Fund	38,803
2,138	ING Global Equity Dividend & Premium Opportunity Fund	38,163
3,101	Neuberger Berman Real Estate Securities Income Fund, Inc.	41,616
2,302	Neuberger Berman Realty Income Fund	42,150
2,916	Nicholas-Applegate Convertible & Income Fund	38,491
2,260	Pioneer Floating Rate Trust	37,946
3,656	Western Asset High Income Fund II, Inc.	36,706
5,917	Western Asset High Income Opportunity Fund, Inc.	36,567

	Total Closed-End Funds (Cost $466,185)	421,731

	Master Limited Partnerships – 8.4%
	Energy – 6.6%
724	Enbridge Energy Partners L.P.	37,062
634	Energy Transfer Partners L.P.	32,651
1,067	Enterprise Products Partners L.P.	33,354
683	Kinder Morgan Energy Partners L.P.	34,553
1,555	Legacy Reserves L.P.	33,215
806	Magellan Midstream Partners L.P.	35,287
601	Plains All American Pipeline L.P.	31,426
893	TEPPCO Partners L.P.	35,470

		273,018

	Financials – 0.7%
373	AllianceBernstein Holding L.P.	30,567

	Materials – 1.1%
370	Terra Nitrogen Co. L.P.	45,880

	Total Master Limited Partnerships
	(Cost $371,145)	349,465

	Income Trusts – 0.8%
	Materials – 0.8%
914	Fording Canadian Coal Trust (Canada) (Cost $33,275)	31,158

	Exchange-Traded Funds – 0.1%
55	iShares Russell 1000 Index Fund (Cost $4,289)	4,445

	Total Investments – 100.0% (Cost $4,658,980)	4,161,522
	Other Assets in excess of Liabilities - (0.0%)	1,937

	Net Assets - 100.0%	$4,163,459

ADR – American Depositary Receipt

L.P. – Limited Partnership

L.L.C. – Limited Liability Company

REIT – Real Estate Investment Trust

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

26 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust | Portfolio of Investments (unaudited) continued

KSF | Claymore/KLD Sudan Free Large-Cap Core ETF

Number of Shares	Description	Value
	Common Stock – 99.8%
	Consumer Discretionary – 11.6%
43	Advance Auto Parts, Inc.	$1,546
130	Amazon.Com, Inc. (a)	11,773
75	American Eagle Outfitters, Inc.	1,717
28	AnnTaylor Stores Corp. (a)	853
58	Apollo Group, Inc. - Class A (a)	4,438
32	Autoliv, Inc.	1,869
19	Autozone, Inc. (a)	2,121
21	Barnes & Noble, Inc.	807
112	Bed Bath & Beyond, Inc. (a)	3,522
160	Best Buy Co., Inc.	8,168
27	Black & Decker Corp.	2,232
23	BorgWarner, Inc.	2,222
46	Brinker International, Inc.	1,059
26	Burger King Holdings, Inc.	684
89	Cablevision Systems Corp. - Class A (a)	2,406
87	Carmax, Inc. (a)	1,990
48	Centex Corp.	1,001
14	Central European Media Enterprises Ltd. - Class A (Bermuda) (a)	1,536
29	Cheesecake Factory (The) (a)	675
71	Chico’s FAS, Inc. (a)	803
15	Choice Hotels International, Inc.	520
69	Circuit City Stores, Inc.	446
150	Coach, Inc. (a)	5,571
25	Coldwater Creek, Inc. (a)	206
32	CROCS, Inc. (a)	1,249
21	CTC Media, Inc. (a)	505
57	Darden Restaurants, Inc.	2,268
32	Dick’s Sporting Goods, Inc. (a)	1,000
113	Discovery Holding Co. - Class A (a)	2,764
39	Dollar Tree Stores, Inc. (a)	1,118
24	Dow Jones & Co., Inc.	1,434
127	DR Horton, Inc.	1,520
27	DreamWorks Animation SKG, Inc. - Class A (a)	710
116	Eastman Kodak Co.	2,724
36	EW Scripps Co. - Class A	1,564
81	Expedia, Inc. (a)	2,641
61	Family Dollar Stores, Inc.	1,437
63	Foot Locker, Inc.	822
63	GameStop Corp. - Class A (a)	3,619
242	Gap, Inc. (The)	4,937
47	Garmin Ltd. (Cayman Islands)	5,045
58	Gentex Corp.	1,150
69	Genuine Parts Co.	3,315
20	Getty Images, Inc. (a)	583
22	Guess?, Inc.	1,032
104	Harley-Davidson, Inc.	4,994
26	Harman International Industries, Inc.	1,914
20	Harte-Hanks, Inc.	336
10	Hearst-Argyle Television, Inc.	196
699	Home Depot, Inc.	19,963
70	InterActiveCorp. (a)	1,948
59	Idearc, Inc.	1,116
14	International Speedway Corp. - Class A	597
16	ITT Educational Services, Inc. (a)	1,810
91	J.C. Penney Co., Inc.	4,015
20	John Wiley & Sons, Inc. - Class A	843
246	Johnson Controls, Inc.	9,501
44	Jones Apparel Group, Inc.	820
138	Kohl’s Corp. (a)	6,801
33	Lamar Advertising Co. - Class A (a)	1,716
71	Leggett & Platt, Inc.	1,461
55	Lennar Corp. - Class A	871
155	Liberty Global, Inc. - Class A (a)	6,296
54	Liberty Media Corp. - Capital Series A (a) (Tracking Stock)	6,429
263	Liberty Media Corp. - Interactive Class A (a) (Tracking Stock)	5,299
142	Limited Brands, Inc.	2,851
42	Liz Claiborne, Inc.	1,054
634	Lowe’s Cos., Inc.	15,476
185	Macy’s, Inc.	5,485
133	Marriott International, Inc. - Class A	4,988
159	Mattel, Inc.	3,177
18	McClatchy Co. - Class A	243
495	McDonald’s Corp.	28,943
142	McGraw-Hill Cos., Inc. (The)	6,969
14	MDC Holdings, Inc.	495
19	Meredith Corp.	1,046
22	Mohawk Industries, Inc. (a)	1,770
58	New York Times Co. (The) - Class A	957
112	Newell Rubbermaid, Inc.	2,999
148	Nike, Inc. - Class B	9,716
104	Nordstrom, Inc.	3,488
14	NutriSystem, Inc. (a)	352
2	NVR, Inc. (a)	984
111	Office Depot, Inc. (a)	1,903
134	Omnicom Group, Inc.	6,533
46	O’Reilly Automotive, Inc. (a)	1,512

See notes to financial statements.

SemiAnnual Report | November 30, 2007 | 27

Claymore Exchange-Traded Fund Trust | Portfolio of Investments (unaudited) continued

KSF | Claymore/KLD Sudan Free Large-Cap Core ETF (continued)

Number of Shares	Description	Value
	Consumer Discretionary (continued)
11	Panera Bread Co. - Class A (a)	$441
23	Penske Auto Group, Inc.	460
55	PetSmart, Inc.	1,566
23	Phillips-Van Heusen	976
25	Polo Ralph Lauren Corp.	1,725
20	Pool Corp.	426
85	Pulte Homes, Inc.	869
55	RadioShack Corp.	1,018
32	Regal Entertainment Group - Class A	633
29	R.H. Donnelley Corp. (a)	1,288
56	Ross Stores, Inc.	1,477
17	Ryland Group, Inc.	391
589	Sirius Satellite Radio, Inc. (a)	2,256
23	Snap-On, Inc.	1,124
34	Stanley Works (The)	1,773
297	Staples, Inc.	7,039
307	Starbucks Corp. (a)	7,181
353	Target Corp.	21,201
14	Thor Industries, Inc.	494
55	Tiffany & Co.	2,554
76	Tim Hortons, Inc.	2,921
63	Time Warner Cable, Inc. - Class A (a)	1,640
1,563	Time Warner, Inc.	26,977
189	TJX Cos., Inc.	5,545
51	Toll Brothers, Inc. (a)	1,054
14	Tractor Supply Co. (a)	574
34	Tribune Co.	1,055
36	VF Corp.	2,692
260	Viacom, Inc. - Class B (a)	10,925
118	Virgin Media, Inc.	2,242
24	WABCO Holdings, Inc.	1,127
822	Walt Disney Co. (The)	27,249
14	Warner Music Group Corp.	106
2	Washington Post Co. (The) - Class B	1,613
14	Weight Watchers International, Inc.	669
35	Wendy’s International, Inc.	981
32	Whirlpool Corp.	2,591
37	Williams-Sonoma, Inc.	1,077
115	XM Satellite Radio Holdings, Inc. - Class A (a)	1,794

		425,193

	Consumer Staples – 7.3%
34	Alberto-Culver Co.	869
183	Avon Products, Inc.	7,512
16	Bare Escentuals, Inc. (a)	337
93	Campbell Soup Co.	3,415
27	Church & Dwight Co., Inc.	1,515
61	Clorox Co.	3,958
214	Colgate-Palmolive Co.	17,137
30	Corn Products International, Inc.	1,180
192	Costco Wholesale Corp.	12,941
52	Dean Foods Co.	1,297
81	Del Monte Foods Co.	713
23	Energizer Holdings, Inc. (a)	2,614
44	Estee Lauder Cos., Inc. (The) - Class A	1,975
140	General Mills, Inc.	8,421
27	Hansen Natural Corp. (a)	1,172
20	Herbalife Ltd. (Cayman Islands)	837
68	Hershey Co. (The)	2,714
135	HJ Heinz Co.	6,386
30	Hormel Foods Corp.	1,193
23	JM Smucker Co. (The)	1,130
98	Kellogg Co.	5,296
184	Kimberly-Clark Corp.	12,845
666	Kraft Foods, Inc. - Class A	23,010
53	McCormick & Co., Inc.	2,025
57	Pepsi Bottling Group, Inc.	2,432
24	PepsiAmericas, Inc.	812
1,324	Procter & Gamble Co.	97,976
183	Safeway, Inc.	6,368
296	Sara Lee Corp.	4,982
85	SUPERVALU, Inc.	3,559
258	SYSCO Corp.	8,388
414	Walgreen Co.	15,148
57	Whole Foods Market, Inc.	2,452
97	WM Wrigley Jr. Co.	6,208

		268,817

See notes to financial statements.

28 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust | Portfolio of Investments (unaudited) continued

KSF | Claymore/KLD Sudan Free Large-Cap Core ETF (continued)

Number of Shares	Description	Value
	Energy – 5.7%
141	Apache Corp.	$13,647
39	Cabot Oil & Gas Corp.	1,342
47	Cameron International Corp. (a)	4,382
20	Cheniere Energy, Inc. (a)	696
192	Chesapeake Energy Corp.	7,267
34	Cimarex Energy Co.	1,313
12	Continental Resources, Inc. (a)	286
49	Denbury Resources, Inc. (a)	2,613
184	Devon Energy Corp.	15,237
35	Dresser-Rand Group, Inc. (a)	1,246
282	El Paso Corp.	4,535
60	ENSCO International, Inc.	3,231
101	EOG Resources, Inc.	8,361
52	FMC Technologies, Inc. (a)	2,890
32	Forest Oil Corp. (a)	1,507
44	Frontier Oil Corp.	1,945
37	Global Industries Ltd. (a)	820
51	Grant Prideco, Inc. (a)	2,453
37	Helix Energy Solutions Group, Inc. (a)	1,502
42	Helmerich & Payne, Inc.	1,451
116	Hess Corp.	8,262
18	Holly Corp.	872
76	Murphy Oil Corp.	5,436
113	Nabors Industries Ltd. (Bermuda) (a)	3,040
148	National Oilwell Varco, Inc. (a)	10,086
52	Newfield Exploration Co. (a)	2,592
108	Noble Corp. (Cayman Islands)	5,630
69	Noble Energy, Inc.	4,971
22	Oceaneering International, Inc. (a)	1,404
13	Overseas Shipholding Group, Inc.	931
50	Pioneer Natural Resources Co.	2,229
57	Plains Exploration & Production Co. (a)	2,898
67	Pride International, Inc. (a)	2,209
20	Quicksilver Resources, Inc. (a)	1,012
60	Range Resources Corp.	2,441
45	Rowan Cos., Inc.	1,593
10	SEACOR Holdings, Inc. (a)	906
81	Smith International, Inc.	5,080
68	Southwestern Energy Co. (a)	3,384
262	Spectra Energy Corp.	6,456
25	St. Mary Land & Exploration Co.	983
49	Sunoco, Inc.	3,288
33	Superior Energy Services, Inc. (a)	1,152
16	Teekay Corp. (Marshall Islands)	900
29	Tetra Technologies, Inc. (a)	459
23	Tidewater, Inc.	1,124
130	Transocean, Inc. (Cayman Islands) (a)	17,826
19	Unit Corp. (a)	850
226	Valero Energy Corp.	14,706
11	W&T Offshore, Inc.	290
11	Western Refining, Inc.	318
257	Williams Cos., Inc.	8,920
156	XTO Energy, Inc.	9,644

		208,616

	Financials – 21.1%
12	Affiliated Managers Group, Inc. (a)	1,491
209	Aflac, Inc.	13,092
2	Alleghany Corp. (a)	818
61	Allied Capital Corp.	1,484
24	Allied World Assurance Holdings Ltd. (Bermuda)	1,111
40	AMB Property Corp. - REIT	2,446
41	AMBAC Financial Group, Inc.	1,116
76	American Capital Strategies Ltd.	2,858
430	American Express Co.	25,361
33	American Financial Group, Inc.	964
6	American National Insurance	717
48	AmeriCredit Corp. (a)	551
98	Ameriprise Financial, Inc.	5,752
164	Annaly Capital Management, Inc. - REIT	2,822
21	Arch Capital Group Ltd. (Bermuda) (a)	1,465
40	Arthur J. Gallagher & Co.	1,051
51	Associated Banc-Corp.	1,388
49	Assurant, Inc.	3,206
35	Astoria Financial Corp.	876
32	AvalonBay Communities, Inc. - REIT	3,182
62	Axis Capital Holdings Ltd. (Bermuda)	2,365
33	Bancorpsouth, Inc.	807
1,838	Bank of America Corp.	84,787
20	Bank of Hawaii Corp.	1,041
470	Bank of New York Mellon Corp. (The)	22,541
236	BB&T Corp.	8,515
26	BlackRock, Inc.	5,158
9	BOK Financial Corp.	493
43	Boston Properties, Inc. - REIT	4,232
35	Brandywine Realty Trust - REIT	718
20	BRE Properties, Inc. - REIT	891
45	Brown & Brown, Inc.	1,107

See notes to financial statements.

SemiAnnual Report | November 30, 2007 | 29

Claymore Exchange-Traded Fund Trust | Portfolio of Investments (unaudited) continued

KSF | Claymore/KLD Sudan Free Large-Cap Core ETF (continued)

Number of Shares	Description	Value
	Financials (continued)
23	Camden Property Trust - REIT	$1,210
168	Capital One Financial Corp.	8,956
51	CapitalSource, Inc. - REIT	855
9	Capitol Federal Financial	305
79	CB Richard Ellis Group, Inc. - Class A (a)	1,876
26	CBL & Associates Properties, Inc. - REIT	751
434	Charles Schwab Corp. (The)	10,551
167	Chubb Corp.	9,110
69	Cincinnati Financial Corp.	2,759
16	City National Corp.	1,031
24	CME Group, Inc.	15,806
64	Colonial BancGroup, Inc. (The)	1,019
19	Colonial Properties Trust - REIT	465
63	Comerica, Inc.	2,884
77	Commerce Bancorp, Inc.	3,066
29	Commerce Bancshares, Inc.	1,333
24	Cullen/Frost Bankers, Inc.	1,263
50	Developers Diversified Realty Corp. - REIT	2,221
42	Douglas Emmett, Inc. - REIT	1,008
55	Duke Realty Corp. - REIT	1,446
172	E*Trade Financial Corp. (a)	791
25	East West Bancorp., Inc.	674
44	Eaton Vance Corp.	1,925
24	Endurance Specialty Holdings Ltd. (Bermuda)	969
117	Equity Residential - REIT	4,354
20	Erie Indemnity Co. - Class A	1,035
10	Essex Property Trust, Inc. - REIT	1,037
25	Everest Re Group Ltd. (Bermuda)	2,623
23	Federal Realty Investment Trust - REIT	1,913
35	Federated Investors, Inc. - Class B	1,428
228	Fifth Third Bancorp.	6,820
2	First Citizens BancShares, Inc. - Class A	313
51	First Horizon National Corp.	1,126
25	First Marblehead Corp. (The)	750
29	Forest City Enterprises, Inc. - Class A	1,454
70	Franklin Resources, Inc.	8,623
278	Freddie Mac	9,749
70	Fulton Financial Corp.	876
87	General Growth Properties, Inc. - REIT	4,040
175	Genworth Financial, Inc. - Class A	4,592
22	GLG Partners, Inc. (a)	303
169	Goldman Sachs Group, Inc. (The)	38,302
21	Hanover Insurance Group, Inc. (The)	947
135	Hartford Financial Services Group, Inc.	12,868
45	HCC Insurance Holdings, Inc.	1,383
83	Health Care Property Investors, Inc. - REIT	2,776
32	Health Care REIT, Inc. - REIT	1,434
38	Hospitality Properties Trust - REIT	1,389
210	Host Hotels & Resorts, Inc. - REIT	4,030
85	HRPT Properties Trust - REIT	704
219	Hudson City Bancorp., Inc.	3,333
30	IndyMac Bancorp., Inc.	287
29	IntercontinentalExchange, Inc. (a)	4,842
18	Investment Technology Group, Inc. (a)	822
52	iStar Financial, Inc. - REIT	1,522
75	Janus Capital Group, Inc.	2,518
15	Jones Lang LaSalle, Inc.	1,261
158	Keycorp.	4,162
13	Kilroy Realty Corp. - REIT	727
87	Kimco Realty Corp. - REIT	3,436
21	Lazard Ltd. - Class A (Bermuda)	1,022
53	Legg Mason, Inc.	4,044
66	Leucadia National Corp.	3,099
37	Liberty Property Trust - REIT	1,158
112	Lincoln National Corp.	6,896
28	M&T Bank Corp.	2,547
29	Macerich Co. (The) - REIT	2,252
27	Mack-Cali Realty Corp. - REIT	964
4	Markel Corp. (a)	1,929
102	Marshall & Ilsley Corp.	3,210
53	MBIA, Inc.	1,935
11	Mercury General Corp.	571
372	Merrill Lynch & Co., Inc.	22,298
33	MGIC Investment Corp.	776
91	Moody’s Corp.	3,427
45	Nasdaq Stock Market, Inc. (The) (a)	1,951
235	National City Corp.	4,644
21	Nationwide Financial Services - Class A	940
126	New York Community Bancorp., Inc.	2,345
92	Northern Trust Corp.	7,451
37	Nymex Holdings, Inc.	4,608
113	NYSE Euronext	9,786
93	Old Republic International Corp.	1,396
11	OneBeacon Insurance Group Ltd. (Bermuda)	232
23	PartnerRe Ltd. (Bermuda)	1,899
87	People’s United Financial, Inc.	1,476
23	Philadelphia Consolidated Holdings Co. (a)	979

See notes to financial statements.

30 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust | Portfolio of Investments (unaudited) continued

KSF | Claymore/KLD Sudan Free Large-Cap Core ETF (continued)

Number of Shares	Description	Value
	Financials (continued)
35	PMI Group, Inc. (The)	$463
148	PNC Financial Services Group, Inc.	10,835
113	Popular, Inc. (Puerto Rico)	1,086
112	Principal Financial Group, Inc.	7,335
297	Progressive Corp. (The)	5,465
110	Prologis - REIT	7,196
28	Protective Life Corp.	1,159
50	Public Storage - REIT	3,867
19	Radian Group, Inc.	215
31	Rayonier, Inc. - REIT	1,438
28	Regency Centers Corp. - REIT	1,860
294	Regions Financial Corp.	7,770
29	RenaissanceRe Holdings Ltd. (Bermuda)	1,714
43	Safeco Corp.	2,482
52	SEI Investments Co.	1,613
92	Simon Property Group, Inc. - REIT	9,057
24	SL Green Realty Corp. - REIT	2,494
173	Sovereign Bancorp., Inc.	2,036
30	St. Joe Co. (The)	854
22	StanCorp Financial Group, Inc.	1,146
169	State Street Corp.	13,501
153	SunTrust Banks, Inc.	10,727
112	Synovus Financial Corp.	2,788
110	T. Rowe Price Group, Inc.	6,763
22	Taubman Centers, Inc. - REIT	1,178
52	TCF Financial Corp.	1,009
49	Thornburg Mortgage, Inc. - REIT	522
38	Torchmark Corp.	2,344
279	Travelers Cos., Inc. (The)	14,818
55	UDR, Inc. - REIT	1,212
19	UnionBanCal Corp.	1,026
18	Unitrin, Inc.	833
165	Unum Group	4,099
721	US Bancorp.	23,858
49	Valley National Bancorp.	960
54	Ventas, Inc. - REIT	2,354
54	Vornado Realty Trust - REIT	4,860
825	Wachovia Corp.	35,475
35	Washington Federal, Inc.	821
369	Washington Mutual, Inc.	7,196
23	Webster Financial Corp.	775
31	Weingarten Realty Investors - REIT	1,105
1,406	Wells Fargo & Co.	45,597
1	Wesco Financial Corp.	432
4	White Mountains Insurance Group Ltd. (Bermuda)	2,060
27	Whitney Holdings Corp.	740
28	Wilmington Trust Corp.	1,000
69	WR Berkley Corp.	2,110
75	XL Capital Ltd. - Class A (Cayman Islands)	4,390
44	Zions Bancorporation	2,401

		775,333

	Health Care – 13.7%
3	Abraxis BioScience, Inc. (a)	148
24	Advanced Medical Optics, Inc. (a)	605
217	Aetna, Inc.	12,126
477	Amgen, Inc. (a)	26,354
53	Amylin Pharmaceuticals, Inc. (a)	2,024
10	APP Pharmaceuticals, Inc. (a)	118
75	Applera Corp. - Applied Biosystems Group (Tracking Stock)	2,562
44	Barr Pharmaceuticals, Inc. (a)	2,363
274	Baxter International, Inc.	16,404
25	Beckman Coulter, Inc.	1,768
102	Becton, Dickinson & Co.	8,438
117	Biogen Idec, Inc. (a)	8,672
817	Bristol-Myers Squibb Co.	24,208
15	Brookdale Senior Living, Inc.	497
162	Celgene Corp. (a)	9,971
27	Cephalon, Inc. (a)	2,023
27	Cerner Corp. (a)	1,613
39	Community Health Systems, Inc. (a)	1,303
18	Cooper Cos., Inc. (The)	775
213	Covidien Ltd. (Bermuda)	8,543
42	C.R. Bard, Inc.	3,550
42	DaVita, Inc. (a)	2,602
61	Dentsply International, Inc.	2,610
23	Edwards Lifesciences Corp. (a)	1,137
410	Eli Lilly & Co.	21,710
54	Endo Pharmaceuticals Holdings, Inc. (a)	1,480
94	Express Scripts, Inc. (a)	6,369
129	Forest Laboratories, Inc. (a)	4,973
196	Genentech, Inc. (a)	14,945
21	Gen-Probe, Inc. (a)	1,405
113	Genzyme Corp. (a)	8,467
392	Gilead Sciences, Inc. (a)	18,244
98	Health Management Associates, Inc. - Class A	667
36	Henry Schein, Inc. (a)	2,129
25	Hillenbrand Industries, Inc.	1,346

See notes to financial statements.

SemiAnnual Report | November 30, 2007 | 31

Claymore Exchange-Traded Fund Trust | Portfolio of Investments (unaudited) continued

KSF | Claymore/KLD Sudan Free Large-Cap Core ETF (continued)

Number of Shares	Description	Value
	Health Care (continued)
24	Idexx Laboratories, Inc. (a)	$1,452
79	IMS Health, Inc.	1,845
16	Intuitive Surgical, Inc. (a)	5,243
19	Invitrogen Corp. (a)	1,843
1,202	Johnson & Johnson	81,424
21	Kinetic Concepts, Inc. (a)	1,231
98	King Pharmaceuticals, Inc. (a)	1,038
47	Laboratory Corp. of America Holdings (a)	3,416
23	LifePoint Hospitals, Inc. (a)	728
34	Lincare Holdings, Inc. (a)	1,162
477	Medtronic, Inc.	24,255
898	Merck & Co., Inc.	53,305
129	Millennium Pharmaceuticals, Inc. (a)	1,901
22	Millipore Corp. (a)	1,801
100	Mylan, Inc.	1,438
49	Omnicare, Inc.	1,249
56	Patterson Cos., Inc. (a)	1,802
47	PDL BioPharma, Inc. (a)	832
20	Pediatrix Medical Group, Inc. (a)	1,293
63	Quest Diagnostics, Inc.	3,469
31	Resmed, Inc. (a)	1,420
30	Respironics, Inc. (a)	1,478
613	Schering-Plough Corp.	19,187
43	Sepracor, Inc. (a)	1,141
22	Sierra Health Services, Inc. (a)	919
136	St. Jude Medical, Inc. (a)	5,406
131	Stryker Corp.	9,515
16	Techne Corp. (a)	1,042
182	Thermo Fisher Scientific, Inc. (a)	10,491
51	Varian Medical Systems, Inc. (a)	2,548
34	VCA Antech, Inc. (a)	1,395
53	Vertex Pharmaceuticals, Inc. (a)	1,346
37	Warner Chilcott Ltd. - Class A (Bermuda) (a)	675
41	Waters Corp. (a)	3,200
41	Watson Pharmaceuticals, Inc. (a)	1,202
10	WellCare Health Plans, Inc. (a)	389
252	WellPoint, Inc. (a)	21,221
102	Zimmer Holdings, Inc. (a)	6,602

		502,053

	Industrials – 7.8%
298	3M Co.	24,812
37	AGCO Corp. (a)	2,551
10	Aircastle Ltd. (Bermuda)	264
17	Alexander & Baldwin, Inc.	873
43	Ametek, Inc.	1,892
97	AMR Corp. (a)	2,054
8	Armstrong World Industries, Inc. (a)	342
43	Avery Dennison Corp.	2,241
27	BE Aerospace, Inc. (a)	1,739
18	Brink’s Co. (The)	1,152
68	C.H. Robinson Worldwide, Inc.	3,505
39	Continental Airlines, Inc. - Class B (a)	1,098
74	Cooper Industries Ltd. - Class A (Bermuda)	3,716
7	Copa Holdings SA - Class A (Panama)	253
28	Copart, Inc. (a)	1,046
15	Corporate Executive Board Co.	1,006
21	Crane Co.	944
182	CSX Corp.	7,644
42	Cummins, Inc.	4,910
103	Danaher Corp.	8,942
95	Deere & Co.	16,321
32	Donaldson Co., Inc.	1,497
82	Dover Corp.	3,795
24	Dun & Bradstreet Corp.	2,142
61	Eaton Corp.	5,448
334	Emerson Electric Co.	19,045
59	Equifax, Inc.	2,197
86	Expeditors International Washington, Inc.	4,035
51	Fastenal Co.	2,022
129	FedEx Corp.	12,703
15	First Solar, Inc. (a)	3,557
23	Flowserve Corp.	2,164
36	Fluor Corp.	5,298
21	Gardner Denver, Inc. (a)	695
21	General Cable Corp. (a)	1,562
27	Graco, Inc.	1,006
34	Harsco Corp.	2,042
129	Hertz Global Holdings, Inc. (a)	2,464
19	HNI Corp.	694
24	Hubbell, Inc. - Class B	1,318
33	IDEX Corp.	1,178
212	Illinois Tool Works, Inc.	11,766
39	JB Hunt Transport Services, Inc.	1,025

See notes to financial statements.

32 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust | Portfolio of Investments (unaudited) continued

KSF | Claymore/KLD Sudan Free Large-Cap Core ETF (continued)

Number of Shares	Description	Value
	Industrials (continued)
31	Kansas City Southern (a)	$1,067
21	Kirby Corp. (a)	1,009
22	Landstar System, Inc.	875
23	Lennox International, Inc.	778
17	Lincoln Electric Holdings, Inc.	1,186
50	Manitowoc Co., Inc. (The)	2,193
34	Manpower, Inc.	2,077
152	Masco Corp.	3,405
51	Monster Worldwide, Inc. (a)	1,722
19	MSC Industrial Direct Co. - Class A	821
170	Norfolk Southern Corp.	8,706
44	Owens Corning, Inc. (a)	968
159	Paccar, Inc.	8,047
50	Pall Corp.	1,913
40	Pentair, Inc.	1,357
89	Pitney Bowes, Inc.	3,427
67	Quanta Services, Inc. (a)	1,834
59	Robert Half International, Inc.	1,591
64	Rockwell Automation, Inc.	4,345
36	Roper Industries, Inc.	2,284
89	R.R. Donnelley & Sons Co.	3,263
25	Ryder System, Inc.	1,084
315	Southwest Airlines Co.	4,457
28	Spirit Aerosystems Holdings, Inc. - Class A (a)	979
23	SPX Corp.	2,340
33	Steelcase, Inc. - Class A	499
9	Sunpower Corp. - Class A (a)	1,120
16	Teleflex, Inc.	965
42	Terex Corp. (a)	2,707
23	Thomas & Betts Corp. (a)	1,250
38	Timken Co.	1,212
16	Toro Co.	890
73	Trane, Inc.	2,680
210	Tyco International Ltd. (Bermuda)	8,427
47	UAL Corp. (a)	1,924
282	United Parcel Service, Inc. - Class B	20,778
33	United Rentals, Inc. (a)	768
33	URS Corp. (a)	1,897
40	UT0i Worldwide, Inc. (British Virgin Islands)	949
18	WESCO International, Inc. (a)	729
29	WW Grainger, Inc.	2,561
23	YRC Worldwide, Inc. (a)	407

		286,449

	Information Technology – 22.2%
255	Accenture Ltd. - Class A (Bermuda)	8,813
114	Activision, Inc. (a)	2,525
47	ADC Telecommunications, Inc. (a)	778
251	Adobe Systems, Inc. (a)	10,577
223	Advanced Micro Devices, Inc. (a)	2,176
163	Agilent Technologies, Inc. (a)	6,166
32	Alliance Data Systems Corp. (a)	2,486
80	Amdocs Ltd. (Guernsey) (a)	2,647
365	Apple, Inc. (a)	66,510
581	Applied Materials, Inc.	10,940
93	Autodesk, Inc. (a)	4,379
237	Automatic Data Processing, Inc.	10,679
158	BEA Systems, Inc. (a)	2,501
81	BMC Software, Inc. (a)	2,679
32	Checkfree Corp. (a)	1,523
2,514	Cisco Systems, Inc. (a)	70,442
116	Cognizant Technology Solutions Corp. - Class A (a)	3,608
25	CommScope, Inc. (a)	1,013
121	Compuware Corp. (a)	999
55	Convergys Corp. (a)	897
661	Corning, Inc.	16,056
34	Cree, Inc. (a)	837
943	Dell, Inc. (a)	23,141
16	Dolby Laboratories, Inc. - Class A (a)	804
22	DST Systems, Inc. (a)	1,865
480	eBay, Inc. (a)	16,094
129	Electronic Arts, Inc. (a)	7,249
881	EMC Corp.	16,977
17	Factset Research Systems, Inc.	1,066
23	Fair Isaac Corp.	850
68	Fiserv, Inc. (a)	3,490
96	Google, Inc. - Class A (a)	66,528
38	Hewitt Associates, Inc. - Class A (a)	1,425
1,127	Hewlett-Packard Co.	57,657
2,451	Intel Corp.	63,922
567	International Business Machines Corp.	59,637
136	Intuit, Inc. (a)	3,988
71	Iron Mountain, Inc. (a)	2,590
77	Kla-Tencor Corp.	3,702
54	Lam Research Corp. (a)	2,476
38	Lexmark International, Inc. - Class A (a)	1,325
310	LSI Corp. (a)	1,721
33	Mastercard, Inc. - Class A	6,621

See notes to financial statements.

SemiAnnual Report | November 30, 2007 | 33

Claymore Exchange-Traded Fund Trust | Portfolio of Investments (unaudited) continued

KSF | Claymore/KLD Sudan Free Large-Cap Core ETF (continued)

Number of Shares	Description	Value
	Information Technology (continued)
35	Metavante Technologies, Inc. (a)	$790
15	Mettler Toledo International, Inc. (a)	1,745
305	Micron Technology, Inc. (a)	2,538
3,406	Microsoft Corp.	114,442
55	Molex, Inc.	1,516
34	MoneyGram International, Inc.	525
973	Motorola, Inc.	15,539
150	Network Appliance, Inc. (a)	3,707
31	NeuStar, Inc. - Class A (a)	985
140	Novell, Inc. (a)	983
51	Novellus Systems, Inc. (a)	1,327
141	Paychex, Inc.	5,499
62	QLogic Corp. (a)	838
691	Qualcomm, Inc.	28,179
38	Salesforce.com, Inc. (a)	2,156
226	Seagate Technology (Cayman Islands)	5,829
371	Sun Microsystems, Inc. (a)	7,709
374	Symantec Corp. (a)	6,657
22	Tech Data Corp. (a)	827
176	Tellabs, Inc. (a)	1,225
76	Teradyne, Inc. (a)	828
591	Texas Instruments, Inc.	18,658
15	Total System Services, Inc.	421
213	Tyco Electronics Ltd. (Bermuda)	7,964
140	Unisys Corp. (a)	694
36	Varian Semiconductor Equipment Associates, Inc. (a)	1,494
98	VeriSign, Inc. (a)	4,008
3	WebMD Health Corp. - Class A (a)	128
389	Xerox Corp.	6,566
120	Xilinx, Inc.	2,628

		818,764

	Materials – 3.2%
94	Air Products & Chemicals, Inc.	9,310
32	Airgas, Inc.	1,583
366	Alcoa, Inc.	13,311
41	Allegheny Technologies, Inc.	4,008
23	Ashland, Inc.	1,133
42	Bemis Co., Inc.	1,139
26	Cabot Corp.	895
22	Carpenter Technology Corp.	1,660
17	Cleveland-Cliffs, Inc.	1,533
48	Commercial Metals Co.	1,484
177	Domtar Corp. (a)	1,345
19	Eagle Materials, Inc.	741
70	Ecolab, Inc.	3,353
36	International Flavors & Fragrances, Inc.	1,805
181	International Paper Co.	6,109
42	Louisiana-Pacific Corp.	646
28	Lubrizol Corp.	1,796
17	Martin Marietta Materials, Inc.	2,287
74	MeadWestvaco Corp.	2,432
58	Nalco Holding Co.	1,390
125	Nucor Corp.	7,401
62	Owens-Illinois, Inc. (a)	2,783
37	Packaging Corp. of America	1,047
53	Pactiv Corp. (a)	1,346
66	PPG Industries, Inc.	4,530
133	Praxair, Inc.	11,356
27	Reliance Steel & Aluminum Co.	1,393
61	Rohm & Haas Co.	3,317
49	RPM International, Inc.	933
65	Sealed Air Corp.	1,519
53	Sigma-Aldrich Corp.	2,790
103	Smurfit-Stone Container Corp. (a)	1,134
40	Sonoco Products Co.	1,215
38	Steel Dynamics, Inc.	1,912
43	Temple-Inland, Inc.	1,977
48	United States Steel Corp.	4,690
41	Valspar Corp.	924
50	Vulcan Materials Co.	4,437
8	Westlake Chemical Corp.	158
90	Weyerhaeuser Co.	6,586

		119,408

See notes to financial statements.

34 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust | Portfolio of Investments (unaudited) continued

KSF | Claymore/KLD Sudan Free Large-Cap Core ETF (continued)

Number of Shares	Description	Value
	Telecommunication Services – 5.5%
174	American Tower Corp. - Class A (a)	$7,924
2,558	AT&T, Inc.	97,741
44	CenturyTel, Inc.	1,876
138	Citizens Communications Co.	1,791
93	Crown Castle International Corp. (a)	3,901
61	Embarq Corp.	3,108
21	Leap Wireless International, Inc. (a)	729
617	Level 3 Communications, Inc. (a)	2,073
23	MetroPCS Communications, Inc. (a)	393
70	NII Holdings, Inc. (a)	3,861
41	SBA Communications Corp. - Class A (a)	1,535
1,157	Sprint Nextel Corp.	17,957
41	Telephone & Data Systems, Inc.	2,552
7	US Cellular Corp. (a)	574
1,202	Verizon Communications, Inc.	51,938
192	Windstream Corp.	2,486

		200,439

	Utilities – 1.7%
277	AES Corp. (The) (a)	6,052
31	AGL Resources, Inc.	1,149
46	Alliant Energy Corp.	1,910
53	Aqua America, Inc.	1,173
36	Atmos Energy Corp.	943
129	Centerpoint Energy, Inc.	2,303
90	CMS Energy Corp.	1,569
109	Consolidated Edison, Inc.	5,281
46	DPL, Inc.	1,393
29	Energen Corp.	1,848
64	Energy East Corp.	1,769
49	Equitable Resources, Inc.	2,590
33	Hawaiian Electric Industries, Inc.	764
73	MDU Resources Group, Inc.	1,992
34	National Fuel Gas Co.	1,620
110	NiSource, Inc.	2,036
62	Northeast Utilities	1,958
43	NSTAR	1,505
37	OGE Energy Corp.	1,317
45	Oneok, Inc.	2,093
78	Pepco Holdings, Inc.	2,192
40	Pinnacle West Capital Corp.	1,714
47	Puget Energy, Inc.	1,319
70	Questar Corp.	3,742
109	Sempra Energy	6,826
89	Sierra Pacific Resources	1,531
43	Southern Union Co.	1,284
84	TECO Energy, Inc.	1,455
43	UGI Corp.	1,137
31	Vectren Corp.	910

		63,375

	Total Investments – 99.8% (Cost $3,771,998)	3,668,447
	Other Assets in excess of Liabilities - 0.2%	8,485

	Net Assets – 100.0%	$3,676,932

REIT	– Real Estate Investment Trust

SA	– Corporation

Ltd.	– Limited

(a)	Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

SemiAnnual Report | November 30, 2007 | 35

Claymore Exchange-Traded Fund Trust | Portfolio of Investments (unaudited) continued

MZN | Claymore/Morningstar Information Super Sector Index ETF

Number of Shares	Description	Value
	Common Stocks – 99.4%
	Consumer Discretionary – 14.2%
61	American Greetings Corp., Class A	$1,419
105	Belo Corp., Class A	1,739
283	Cablevision Systems Corp., Class A (a)	7,649
21	CBS Corp., Class A	576
716	CBS Corp., Class B	19,640
458	Charter Communications, Inc., Class A (a)	605
221	Citadel Broadcasting Corp.	508
57	CKX, Inc. (a)	691
550	Clear Channel Communications, Inc.	19,745
2,354	Comcast Corp., Class A (a)	48,351
1,266	Comcast Corp., Special Class A (a)	25,586
41	Cox Radio, Inc., Class A (a)	483
877	DIRECTV Group, Inc. (a)	21,811
323	Discovery Holding Co., Class A (a)	7,901
74	Dow Jones & Co., Inc.	4,422
83	DreamWorks Animation SKG, Inc., Class A (a)	2,183
253	EchoStar Communications Corp., Class A (a)	10,904
39	Entercom Communications Corp., Class A	635
76	Entravision Communications Corp., Class A (a)	568
97	EW Scripps Co., Class A	4,215
285	Gannett Co., Inc.	10,474
157	Garmin Ltd. (Cayman Islands)	16,854
43	GateHouse Media, Inc.	353
60	Harte-Hanks, Inc.	1,008
32	Hearst-Argyle Television, Inc.	627
174	Idearc, Inc.	3,292
56	John Wiley & Sons, Inc., Class A	2,360
58	Journal Communications, Inc., Class A	528
48	Lee Enterprises, Inc.	672
227	Liberty Global, Inc., Series A (a)	9,221
231	Liberty Global, Inc., Series C (a)	8,836
33	Lin TV Corp., Class A (a)	370
30	Martha Stewart Living Omnimedia, Class A (a)	305
67	McClatchy Co., Class A	905
415	McGraw-Hill Cos., Inc.	20,368
25	Media General, Inc., Class A	619
66	Mediacom Communications Corp., Class A (a)	298
46	Meredith Corp.	2,532
13	Morningstar, Inc. (a)	1,058
172	New York Times Co., Class A	2,838
2,291	News Corp., Class A	48,271
533	News Corp., Class B	11,555
87	Radio One, Inc., Class D (a)	177
44	RCN Corp. (a)	639
41	Scholastic Corp. (a)	1,445
60	Sinclair Broadcast Group, Inc., Class A	621
1,590	Sirius Satellite Radio, Inc. (a)	6,090
187	Time Warner Cable, Inc., Class A (a)	4,868
4,586	Time Warner, Inc.	79,154
95	Tribune Co. (a)	2,949
57	Valassis Communications, Inc. (a)	703
15	Viacom, Inc., Class A (a)	630
722	Viacom, Inc., Class B (a)	30,338
356	Virgin Media, Inc.	6,764
2,237	Walt Disney Co.	74,157
55	Warner Music Group Corp.	415
9	Washington Post Co., Class B	7,258
82	Westwood One, Inc. (a)	157
24	World Wrestling Entertainment, Inc., Class A	378
367	XM Satellite Radio Holdings, Inc., Class A (a)	5,725

		545,443

	Health Care – 0.2%
66	Allscripts Healthcare Solutions, Inc. (a)	1,168
76	Cerner Corp. (a)	4,541
57	Eclipsys Corp. (a)	1,322
54	Trizetto Group (a)	833

		7,864

	Industrials – 1.1%
54	Belden, Inc.	2,487
31	ESCO Technologies, Inc. (a)	1,146
40	Esterline Technologies Corp. (a)	2,089
44	First Solar, Inc. (a)	10,435
154	L-3 Communications Holdings, Inc.	17,040
45	Sunpower Corp., Class A (a)	5,600
70	Thomas & Betts Corp. (a)	3,805

		42,602

	Information Technology – 67.9%
473	3Com Corp. (a)	2,039
720	Accenture Ltd., Class A (Bermuda)	24,883
45	ACI Worldwide, Inc. (a)	1,027
29	Acme Packet, Inc. (a)	357
343	Activision, Inc. (a)	7,597
141	ADC Telecommunications, Inc. (a)	2,335
720	Adobe Systems, Inc. (a)	30,341
74	Adtran, Inc.	1,605
674	Advanced Micro Devices, Inc. (a)	6,578

See notes to financial statements.

36 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust | Portfolio of Investments (unaudited) continued

MZN | Claymore/Morningstar Information Super Sector Index ETF (continued)

Number of Shares	Description	Value
	Information Technology (continued)
22	Advent Software, Inc. (a)	$1,117
111	Affiliated Computer Services, Inc., Class A (a)	4,658
481	Agilent Technologies, Inc. (a)	18,196
197	Akamai Technologies, Inc. (a)	7,498
415	Altera Corp.	7,794
238	Amdocs Ltd. (Guernsey) (a)	7,875
77	AMIS Holdings, Inc. (a)	591
124	Amkor Technology, Inc. (a)	1,022
220	Amphenol Corp., Class A	9,537
379	Analog Devices, Inc.	11,666
188	Andrew Corp. (a)	2,756
17	Ansoft Corp. (a)	493
92	Ansys, Inc. (a)	3,575
1,060	Apple, Inc. (a)	193,153
1,704	Applied Materials, Inc.	32,086
338	Applied Micro Circuits Corp. (a)	848
92	Ariba, Inc. (a)	1,092
129	Arris Group, Inc. (a)	1,345
68	Aspen Technology, Inc. (a)	1,153
66	Atheros Communications, Inc. (a)	1,946
545	Atmel Corp. (a)	2,393
42	ATMI, Inc. (a)	1,264
281	Autodesk, Inc. (a)	13,232
49	Avid Technology, Inc. (a)	1,300
54	Avocent Corp. (a)	1,345
62	AVX Corp.	888
121	Axcelis Technologies, Inc. (a)	574
468	BEA Systems, Inc. (a)	7,408
242	BearingPoint, Inc. (a)	883
87	Benchmark Electronics, Inc. (a)	1,562
21	Black Box Corp.	773
245	BMC Software, Inc. (a)	8,105
60	Brightpoint, Inc. (a)	997
568	Broadcom Corp., Class A (a)	15,188
501	Brocade Communications Systems, Inc. (a)	3,652
85	Brooks Automation, Inc. (a)	1,142
504	CA, Inc.	12,343
29	Cabot Microelectronics Corp. (a)	1,085
333	Cadence Design Systems, Inc. (a)	5,528
219	Check Point Software Technologies (Israel) (a)	4,998
87	Checkfree Corp. (a)	4,141
102	Ciena Corp. (a)	4,486
94	Cirrus Logic, Inc. (a)	536
7,484	Cisco Systems, Inc. (a)	209,702
219	Citrix Systems, Inc. (a)	8,099
55	CMGI, Inc. (a)	570
165	CNET Networks, Inc. (a)	1,251
48	Cogent, Inc. (a)	533
49	Cognex Corp.	993
356	Cognizant Technology Solutions Corp., Class A (a)	11,072
38	Coherent, Inc. (a)	1,093
73	CommScope, Inc. (a)	2,957
39	Commvault Systems, Inc. (a)	869
210	Computer Sciences Corp. (a)	11,092
389	Compuware Corp. (a)	3,213
28	Comtech Telecommunications Corp. (a)	1,390
585	Conexant Systems, Inc. (a)	649
1,927	Corning, Inc.	46,807
101	Cree, Inc. (a)	2,488
53	CSG Systems International, Inc. (a)	878
38	Cymer, Inc. (a)	1,561
183	Cypress Semiconductor Corp. (a)	6,079
53	DealerTrack Holdings, Inc. (a)	2,255
2,468	Dell, Inc. (a)	60,565
79	Diebold, Inc.	2,683
36	Diodes, Inc. (a)	1,059
49	Dycom Industries, Inc. (a)	1,379
147	Earthlink, Inc. (a)	998
380	Electronic Arts, Inc. (a)	21,352
618	Electronic Data Systems Corp.	12,521
69	Electronics for Imaging (a)	1,583
2,582	EMC Corp./Massachusetts (a)	49,755
104	Emulex Corp. (a)	1,742
140	Entegris, Inc. (a)	1,212
63	Epicor Software Corp. (a)	682
102	F5 Networks, Inc. (a)	2,695
149	Fairchild Semiconductor International, Inc. (a)	2,363
42	FEI Co. (a)	1,046
298	Finisar Corp. (a)	507
53	Formfactor, Inc. (a)	2,011
162	Foundry Networks, Inc. (a)	2,856
169	Harris Corp.	10,608
28	Harris Stratex Networks, Inc., Class A (a)	482
3,220	Hewlett-Packard Co.	164,735
16	Hittite Microwave Corp. (a)	691
42	Imation Corp.	843
104	Informatica Corp. (a)	1,784
40	Infospace, Inc.	712

See notes to financial statements.

SemiAnnual Report | November 30, 2007 | 37

Claymore Exchange-Traded Fund Trust | Portfolio of Investments (unaudited) continued

MZN | Claymore/Morningstar Information Super Sector Index ETF (continued)

Number of Shares	Description	Value
	Information Technology (continued)
236	Integrated Device Technology, Inc. (a)	$2,863
7,152	Intel Corp.	186,524
56	InterDigital, Inc. (a)	1,008
1,679	International Business Machines Corp.	176,597
86	International Rectifier Corp. (a)	2,797
161	Intersil Corp., Class A	4,015
376	Intuit, Inc. (a)	11,024
23	IPG Photonics Corp. (a)	468
36	Itron, Inc. (a)	2,792
43	Ixia (a)	444
59	j2 Global Communications, Inc. (a)	1,435
216	Jabil Circuit, Inc.	3,661
253	JDS Uniphase Corp. (a)	3,405
634	Juniper Networks, Inc. (a)	18,843
100	Kemet Corp. (a)	620
233	Kla-Tencor Corp.	11,203
33	Knot, Inc. (a)	436
81	L-1 Identity Solutions, Inc. (a)	1,505
150	Lam Research Corp. (a)	6,878
138	Lattice Semiconductor Corp. (a)	464
172	Lawson Software, Inc. (a)	1,672
113	Lexmark International, Inc., Class A (a)	3,941
270	Linear Technology Corp.	8,224
27	Littelfuse, Inc. (a)	900
859	LSI Corp. (a)	4,767
63	Macrovision Corp. (a)	1,570
32	Manhattan Associates, Inc. (a)	868
23	Mantech International Corp., Class A (a)	890
564	Marvell Technology Group Ltd. (Bermuda) (a)	8,426
56	MasTec, Inc. (a)	566
191	McAfee, Inc. (a)	7,439
274	MEMC Electronic Materials, Inc. (a)	21,257
102	Mentor Graphics Corp. (a)	1,111
68	Micrel, Inc.	607
266	Microchip Technology, Inc.	7,658
926	Micron Technology, Inc. (a)	7,704
49	Micros Systems, Inc. (a)	3,535
81	Microsemi Corp. (a)	1,853
10,252	Microsoft Corp.	344,467
61	MKS Instruments, Inc. (a)	1,108
81	Molex, Inc.	2,232
92	Molex, Inc., Class A	2,464
2,852	Motorola, Inc.	45,546
70	National Instruments Corp.	2,336
319	National Semiconductor Corp.	7,292
214	NCR Corp. (a)	5,123
41	Netgear, Inc. (a)	1,390
449	Network Appliance, Inc. (a)	11,095
97	NeuStar, Inc., Class A (a)	3,082
44	Newport Corp. (a)	583
424	Novell, Inc. (a)	2,976
151	Novellus Systems, Inc. (a)	3,928
187	Nuance Communications, Inc. (a)	3,774
671	Nvidia Corp. (a)	21,163
65	Omnivision Technologies, Inc. (a)	1,210
352	ON Semiconductor Corp. (a)	3,235
86	Openwave Systems, Inc.	237
4,827	Oracle Corp. (a)	97,409
40	Orbotech Ltd. (Israel) (a)	615
114	Palm, Inc.	795
137	Parametric Technology Corp. (a)	2,288
105	Perot Systems Corp., Class A (a)	1,381
47	Photronics, Inc. (a)	484
57	Plantronics, Inc.	1,530
55	Plexus Corp. (a)	1,637
255	PMC - Sierra, Inc. (a)	1,790
110	Polycom, Inc. (a)	2,670
135	Powerwave Technologies, Inc. (a)	559
49	Progress Software Corp. (a)	1,550
189	QLogic Corp. (a)	2,555
2,060	Qualcomm, Inc.	84,007
20	Quality Systems, Inc.	592
66	Quest Software, Inc. (a)	1,067
116	Rambus, Inc. (a)	2,249
232	Red Hat, Inc. (a)	4,645
319	RF Micro Devices, Inc. (a)	1,844
30	Riverbed Technology, Inc. (a)	848
118	Salesforce.com, Inc. (a)	6,694
277	SanDisk Corp. (a)	10,371
639	Sanmina-SCI Corp. (a)	1,131
98	Sapient Corp. (a)	710
34	SAVVIS, Inc. (a)	1,089
655	Seagate Technology (Cayman Islands)	16,892
76	Semtech Corp. (a)	1,160
105	Silicon Image, Inc. (a)	494
66	Silicon Laboratories, Inc. (a)	2,451
66	SiRF Technology Holdings, Inc. (a)	1,590

See notes to financial statements.

38 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust | Portfolio of Investments (unaudited) continued

MZN | Claymore/Morningstar Information Super Sector Index ETF (continued)

Number of Shares	Description	Value
	Information Technology (continued)
192	Skyworks Solutions, Inc. (a)	$1,743
44	Smart Modular Technologies WWH, Inc. (Cayman Islands) (a)	370
324	Sonus Networks, Inc. (a)	2,132
100	Spansion, Inc., Class A (a)	534
22	SPSS, Inc. (a)	795
27	Standard Microsystems Corp. (a)	952
1,089	Sun Microsystems, Inc. (a)	22,629
109	Sybase, Inc. (a)	2,795
226	Sycamore Networks, Inc. (a)	870
31	SYKES Enterprises, Inc. (a)	572
1,086	Symantec Corp. (a)	19,331
31	Synaptics, Inc. (a)	1,722
173	Synopsys, Inc. (a)	4,258
87	Take-Two Interactive Software, Inc. (a)	1,303
72	Tekelec (a)	886
481	Tellabs, Inc. (a)	3,348
228	Teradyne, Inc. (a)	2,483
56	Tessera Technologies, Inc. (a)	2,163
1,772	Texas Instruments, Inc.	55,942
79	THQ, Inc. (a)	1,932
249	TIBCO Software, Inc. (a)	1,950
149	Trimble Navigation Ltd. (a)	5,523
165	TriQuint Semiconductor, Inc. (a)	978
30	Ultimate Software Group, Inc. (a)	980
416	Unisys Corp. (a)	2,063
80	United Online, Inc.	1,203
127	Utstarcom, Inc. (a)	368
93	Varian Semiconductor Equipment Associates, Inc. (a)	3,860
32	Vasco Data Security International, Inc. (a)	718
79	VeriFone Holdings, Inc. (a)	3,794
307	VeriSign, Inc. (a)	12,556
33	Viasat, Inc. (a)	1,101
203	Vishay Intertechnology, Inc. (a)	2,535
54	Websense, Inc. (a)	882
265	Western Digital Corp. (a)	7,322
97	Wind River Systems, Inc. (a)	990
369	Xilinx, Inc.	8,081
1,572	Yahoo!, Inc. (a)	42,145
83	Zebra Technologies Corp., Class A (a)	3,201
59	Zoran Corp. (a)	1,287

		2,604,006

	Telecommunication Services – 16.0%
51	Alaska Communications Systems Group, Inc.	765
506	American Tower Corp., Class A (a)	23,043
7,498	AT&T, Inc.	286,499
25	Cbeyond, Inc. (a)	1,034
29	Centennial Communications Corp. (a)	258
135	CenturyTel, Inc.	5,755
294	Cincinnati Bell, Inc. (a)	1,399
412	Citizens Communications Co.	5,348
59	Cogent Communications Group, Inc. (a)	1,226
349	Crown Castle International Corp. (a)	14,641
186	Embarq Corp.	9,477
33	Fairpoint Communications, Inc.	492
55	General Communication, Inc., Class A (a)	487
27	Global Crossing Ltd. (Bermuda) (a)	495
28	Globalstar, Inc. (a)	254
60	IDT Corp., Class B	487
38	Iowa Telecommunications Services, Inc.	648
15	iPCS, Inc.	519
59	Leap Wireless International, Inc. (a)	2,048
780	Level 3 Communications, Inc. (a)	2,621
210	NII Holdings, Inc. (a)	11,584
34	NTELOS Holdings Corp.	902
1,832	Qwest Communications International, Inc. (a)	12,146
116	SBA Communications Corp., Class A (a)	4,343
3,416	Sprint Nextel Corp.	53,016
34	Syniverse Holdings, Inc. (a)	531
61	Telephone & Data Systems, Inc.	3,797
62	Telephone & Data Systems, Inc., Special Shares	3,506
179	Time Warner Telecom, Inc., Class A (a)	4,015
19	US Cellular Corp. (a)	1,558
30	USA Mobility, Inc. (a)	396
3,563	Verizon Communications, Inc.	153,957
592	Windstream Corp.	7,666

		614,913

	Total Common Stocks – 99.4% (Cost $3,741,772)	3,814,828

	Tracking Stocks – 0.5%
	Consumer Discretionary – 0.5%
151	Liberty Media Corp. - Capital Series A (a) (Cost $16,507)	17,978

	Total Investments – 99.9% (Cost $3,758,279)	3,832,806
	Other Assets in excess of Liabilities - (0.1%)	4,573

	Net Assets – 100.0%	$3,837,379

(a)	Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

SemiAnnual Report | November 30, 2007 | 39

Claymore Exchange-Traded Fund Trust | Portfolio of Investments (unaudited) continued

MZG | Claymore/Morningstar Manufacturing Super Sector Index ETF

Number of Shares	Description	Value
	Common Stocks – 99.2%
	Consumer Discretionary – 5.1%
30	American Axle & Manufacturing Holdings, Inc.	$694
48	ArvinMeritor, Inc.	485
46	Black & Decker Corp.	3,802
10	Blue Nile, Inc. (a)	738
20	Blyth, Inc.	393
40	BorgWarner, Inc.	3,864
30	Brown Shoe Co., Inc.	509
62	Brunswick Corp.	1,264
46	Callaway Golf Co.	785
294	Carnival Corp. (Panama)	13,265
35	Carter’s, Inc. (a)	785
258	Coach, Inc. (a)	9,582
11	Columbia Sportswear Co.	528
42	Cooper Tire & Rubber Co.	646
52	CROCS, Inc. (a)	2,030
9	Deckers Outdoor Corp. (a)	1,298
13	Drew Industries, Inc. (a)	355
197	Eastman Kodak Co.	4,626
21	Ethan Allen Interiors, Inc.	600
1,401	Ford Motor Co. (a)	10,522
106	Fortune Brands, Inc.	8,125
33	Fossil, Inc. (a)	1,430
33	Furniture Brands International, Inc.	334
171	Gemstar-TV Guide International, Inc. (a)	1,009
342	General Motors Corp.	10,202
16	Genesco, Inc. (a)	496
98	Gentex Corp.	1,942
145	Goodyear Tire & Rubber Co. (The) (a)	4,169
37	Guess ?, Inc.	1,736
173	Harley-Davidson, Inc.	8,307
8	Harman International Industries, Inc.	589
98	Hasbro, Inc.	2,721
7	Heelys, Inc. (a)	43
39	Iconix Brand Group, Inc. (a)	889
21	International Speedway Corp. - Class A	895
19	Jakks Pacific, Inc. (a)	480
48	Jarden Corp. (a)	1,265
409	Johnson Controls, Inc.	15,796
75	Jones Apparel Group, Inc.	1,398
17	Kellwood Co.	255
18	Kimball International, Inc. - Class B	240
18	K-Swiss, Inc. - Class A	327
36	La-Z-Boy, Inc.	197
44	Lear Corp. (a)	1,295
123	Leggett & Platt, Inc.	2,531
24	Life Time Fitness, Inc. (a)	1,304
41	Live Nation, Inc. (a)	550
71	Liz Claiborne, Inc.	1,781
41	LKQ Corp. (a)	1,628
39	Marvel Entertainment, Inc. (a)	1,080
271	Mattel, Inc.	5,415
22	Matthews International Corp. - Class A	971
21	Modine Manufacturing Co.	427
38	Mohawk Industries, Inc. (a)	3,057
195	Newell Rubbermaid, Inc.	5,222
247	Nike, Inc. - Class B	16,216
53	Penn National Gaming, Inc. (a)	3,156
38	Phillips-Van Heusen	1,612
24	Polaris Industries, Inc.	1,093
42	Polo Ralph Lauren Corp.	2,897
85	Quiksilver, Inc. (a)	901
14	RC2 Corp. (a)	407
52	Regal Entertainment Group - Class A	1,029
97	Royal Caribbean Cruises Ltd. (Liberia)	3,934
8	Sauer-Danfoss, Inc.	194
76	Sherwin-Williams Co. (The)	4,775
22	Skechers U.S.A., Inc. - Class A (a)	498
40	Snap-On, Inc.	1,955
9	Speedway Motorsports, Inc.	304
57	Stanley Works (The)	2,973
11	Steiner Leisure Ltd. (Bahamas) (a)	470
13	Steven Madden Ltd. (a)	295
31	Tenneco, Inc. (a)	917
26	Thor Industries, Inc.	917
93	Tiffany & Co.	4,318
35	Timberland Co. - Class A (a)	570
11	Triarc Cos., Inc. - Class A	93
7	Triarc Cos., Inc. - Class B	59
36	TRW Automotive Holdings Corp. (a)	808
42	Tupperware Brands Corp.	1,465
22	Under Armour, Inc. - Class A (a)	1,093
61	VF Corp.	4,562
88	Visteon Corp. (a)	387
32	Warnaco Group, Inc. (The) (a)	1,181

See notes to financial statements.

40 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust | Portfolio of Investments (unaudited) continued

MZG | Claymore/Morningstar Manufacturing Super Sector Index ETF (continued)

Number of Shares	Description	Value
	Consumer Discretionary (continued)
55	Whirlpool Corp.	$4,453
20	Winnebago Industries	430
38	Wolverine World Wide, Inc.	941
33	Zale Corp. (a)	590

		210,370

	Consumer Staples – 19.1%
58	Alberto-Culver Co.	1,482
62	Alliance One International, Inc. (a)	256
1,458	Altria Group, Inc.	113,082
12	Andersons, Inc. (The)	509
521	Anheuser-Busch Cos., Inc.	27,467
411	Archer-Daniels-Midland Co.	14,940
302	Avon Products, Inc.	12,397
32	Bare Escentuals, Inc. (a)	674
32	Brown-Forman Corp. - Class B	2,260
84	Bunge Ltd. (Bermuda)	9,436
165	Campbell Soup Co.	6,059
23	Central European Distribution Corp. (a)	1,150
29	Chiquita Brands International, Inc. (a)	557
45	Church & Dwight Co., Inc.	2,525
95	Clorox Co.	6,164
1,480	Coca-Cola Co. (The)	91,908
193	Coca-Cola Enterprises, Inc.	5,012
360	Colgate-Palmolive Co.	28,829
342	ConAgra Foods, Inc.	8,557
132	Constellation Brands, Inc. - Class A (a)	3,109
51	Corn Products International, Inc.	2,006
89	Dean Foods Co. (a)	2,220
137	Del Monte Foods Co.	1,206
40	Energizer Holdings, Inc. (a)	4,545
72	Estee Lauder Cos., Inc. (The) - Class A	3,231
58	Flowers Foods, Inc.	1,347
19	Fresh Del Monte Produce, Inc. (Cayman Islands)	587
227	General Mills, Inc.	13,654
27	Hain Celestial Group, Inc. (a)	893
49	Hansen Natural Corp. (a)	2,127
109	Hershey Co. (The)	4,350
214	HJ Heinz Co.	10,122
51	Hormel Foods Corp.	2,027
10	J&J Snack Foods Corp.	324
39	JM Smucker Co. (The)	1,916
174	Kellogg Co.	9,403
296	Kimberly-Clark Corp.	20,664
1,097	Kraft Foods, Inc. - Class A	37,901
17	Lancaster Colony Corp.	655
21	Lance, Inc.	436
75	Loews Corp.	6,671
75	McCormick & Co., Inc.	2,866
106	Molson Coors Brewing Co. - Class B	5,707
97	Pepsi Bottling Group, Inc.	4,139
44	PepsiAmericas, Inc.	1,489
1,124	PepsiCo., Inc.	86,750
28	Pilgrim’s Pride Corp.	730
2,169	Procter & Gamble Co.	160,506
18	Ralcorp. Holdings, Inc. (a)	1,105
120	Reynolds American, Inc.	8,402
12	Sanderson Farms, Inc.	373
503	Sara Lee Corp.	8,465
86	Smithfield Foods, Inc. (a)	2,584
16	Tootsie Roll Industries, Inc.	394
21	TreeHouse Foods, Inc. (a)	495
196	Tyson Foods, Inc. - Class A	2,922
18	Universal Corp.	966
6	USANA Health Sciences, Inc. (a)	250
111	UST, Inc.	6,427
22	Vector Group Ltd.	484
150	WM Wrigley Jr Co.	9,600

		767,312

	Energy – 30.1%
9	Alon USA Energy, Inc.	250
45	Alpha Natural Resources, Inc. (a)	1,265
326	Anadarko Petroleum Corp.	18,452
229	Apache Corp.	22,165
98	Arch Coal, Inc.	3,710
24	Arena Resources, Inc. (a)	902
17	Atlas America, Inc.	965
16	ATP Oil & Gas Corp. (a)	713
18	Atwood Oceanics, Inc. (a)	1,570
222	Baker Hughes, Inc.	17,820
16	Basic Energy Services, Inc. (a)	312
24	Berry Petroleum Co. - Class A	993
19	Bill Barrett Corp. (a)	733
201	BJ Services Co.	4,941
13	Bois d’Arc Energy, Inc. (a)	255
15	Bristow Group, Inc. (a)	825
67	Cabot Oil & Gas Corp.	2,306
15	Cal Dive International, Inc. (a)	186
76	Cameron International Corp. (a)	7,085

See notes to financial statements.

SemiAnnual Report | November 30, 2007 | 41

Claymore Exchange-Traded Fund Trust | Portfolio of Investments (unaudited) continued

MZG | Claymore/Morningstar Manufacturing Super Sector Index ETF (continued)

Number of Shares	Description	Value
	Energy (continued)
14	CARBO Ceramics, Inc.	$556
16	Carrizo Oil & Gas, Inc. (a)	775
36	Cheniere Energy, Inc. (a)	1,253
308	Chesapeake Energy Corp.	11,658
1,481	Chevron Corp.	129,987
57	Cimarex Energy Co.	2,202
19	CNX Gas Corp. (a)	585
29	Complete Production Services, Inc. (a)	514
30	Comstock Resources, Inc. (a)	1,005
1,057	ConocoPhillips	84,602
126	Consol Energy, Inc.	7,469
17	Core Laboratories N.V. (Netherlands) (a)	1,993
32	Crosstex Energy, Inc.	1,149
45	Delta Petroleum Corp. (a)	692
83	Denbury Resources, Inc. (a)	4,426
292	Devon Energy Corp.	24,181
45	Diamond Offshore Drilling, Inc.	5,239
59	Dresser-Rand Group, Inc. (a)	2,100
19	Dril-Quip, Inc. (a)	1,072
491	El Paso Corp.	7,895
35	Encore Acquisition Co. (a)	1,139
19	Energy Partners Ltd. (a)	235
103	ENSCO International, Inc.	5,546
168	EOG Resources, Inc.	13,907
58	EXCO Resources, Inc. (a)	811
45	Exterran Holdings, Inc. (a)	3,602
3,855	Exxon Mobil Corp.	343,712
90	FMC Technologies, Inc. (a)	5,002
53	Forest Oil Corp. (a)	2,495
31	Foundation Coal Holdings, Inc.	1,409
76	Frontier Oil Corp.	3,359
60	Global Industries Ltd. (a)	1,330
12	Goodrich Petroleum Corp. (a)	293
88	Grant Prideco., Inc. (a)	4,233
127	Grey Wolf, Inc. (a)	645
14	Gulfmark Offshore, Inc. (a)	622
618	Halliburton Co.	22,625
57	Helix Energy Solutions Group, Inc. (a)	2,314
66	Helmerich & Payne, Inc.	2,280
61	Hercules Offshore, Inc. (a)	1,526
199	Hess Corp.	14,173
32	Holly Corp.	1,550
83	International Coal Group, Inc. (a)	416
48	ION Geophysical Corp. (a)	741
10	Lufkin Industries, Inc.	520
501	Marathon Oil Corp.	28,006
55	Mariner Energy, Inc. (a)	1,192
5	Markwest Hydrocarbon, Inc.	307
52	Massey Energy Co.	1,765
124	Murphy Oil Corp.	8,868
193	Nabors Industries Ltd. (Bermuda) (a)	5,192
247	National Oilwell VarCo., Inc. (a)	16,833
88	Newfield Exploration Co. (a)	4,387
187	Noble Corp. (Cayman Islands)	9,748
117	Noble Energy, Inc.	8,429
579	Occidental Petroleum Corp.	40,397
37	Oceaneering International, Inc. (a)	2,361
34	Oil States International, Inc. (a)	1,078
26	Parallel Petroleum Corp. (a)	498
75	Parker Drilling Co. (a)	536
108	Patterson-UTI Energy, Inc.	2,036
185	Peabody Energy Corp.	10,293
26	Penn Virginia Corp.	1,082
114	PetroHawk Energy Corp. (a)	1,858
10	Petroleum Development Corp. (a)	507
34	Pioneer Drilling Co. (a)	405
84	Pioneer Natural Resources Co.	3,744
84	Plains Exploration & Production Co. (a)	4,256
114	Pride International, Inc. (a)	3,759
38	Quicksilver Resources, Inc. (a)	1,923
104	Range Resources Corp.	4,231
35	Rosetta Resources, Inc. (a)	641
76	Rowan Cos., Inc.	2,690
27	RPC, Inc.	300
829	Schlumberger Ltd. (Netherlands Antilles)	77,470
17	SEACOR Holdings, Inc. (a)	1,540
140	Smith International, Inc.	8,781
116	Southwestern Energy Co. (a)	5,773
437	Spectra Energy Corp.	10,768
43	St Mary Land & Exploration Co.	1,690
18	Stone Energy Corp. (a)	814
84	Sunoco, Inc.	5,636
55	Superior Energy Services (a)	1,920
21	Swift Energy Co. (a)	851
94	Tesoro Corp.	4,623
50	Tetra Technologies, Inc. (a)	791
39	Tidewater, Inc.	1,907

See notes to financial statements.

42 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust | Portfolio of Investments (unaudited) continued

MZG | Claymore/Morningstar Manufacturing Super Sector Index ETF (continued)

Number of Shares	Description	Value
	Energy (continued)
215	Transocean, Inc. (Cayman Islands) (a)	$29,559
104	Ultra Petroleum Corp. (Canada) (a)	6,750
32	Unit Corp. (a)	1,431
19	USEC, Inc. (a)	156
382	Valero Energy Corp.	24,857
14	Venoco, Inc. (a)	256
37	VeraSun Energy Corp. (a)	437
19	W&T Offshore, Inc.	502
37	Warren Resources, Inc. (a)	472
237	Weatherford International Ltd. (Bermuda) (a)	14,841
19	Western Refining, Inc.	549
21	W-H Energy Services, Inc. (a)	1,061
29	Whiting Petroleum Corp. (a)	1,529
415	Williams Cos., Inc.	14,405
19	World Fuel Services Corp.	601
267	XTO Energy, Inc.	16,506

		1,213,084

	Financials – 0.4%
111	Leucadia National Corp.	5,213
121	Plum Creek Timber Co., Inc. - REIT	5,611
27	Potlatch Corp. - REIT	1,240
53	Rayonier, Inc. - REIT	2,458
8	Tejon Ranch Co. (a)	309

		14,831

	Health Care – 0.1%
19	Cambrex Corp.	147
83	PerkinElmer, Inc.	2,264
11	SurModics, Inc. (a)	568
23	West Pharmaceutical Services, Inc.	864

		3,843

	Industrials – 23.1%
459	3M Co.	38,216
25	AAR Corp. (a)	825
37	ACCO Brands Corp. (a)	618
38	Actuant Corp. - Class A	1,203
30	Acuity Brands, Inc.	1,185
63	AGCO Corp. (a)	4,343
30	Aircastle Ltd. (Bermuda)	793
18	Albany International Corp. - Class A	696
23	Alliant Techsystems, Inc. (a)	2,687
6	American Railcar Industries, Inc.	92
6	Ameron International Corp.	635
73	Ametek, Inc.	3,212
14	AO Smith Corp.	495
27	Applied Industrial Technologies, Inc.	816
12	Armstrong World Industries, Inc. (a)	512
11	Astec Industries, Inc. (a)	413
65	Avery Dennison Corp.	3,387
29	Baldor Electric Co.	979
29	Barnes Group, Inc.	898
63	BE Aerospace, Inc. (a)	2,961
493	Boeing Co.	45,622
34	Brady Corp. - Class A	1,361
34	Briggs & Stratton Corp.	775
25	Bucyrus International, Inc. - Class A	2,193
42	Carlisle Cos., Inc.	1,672
7	Cascade Corp.	422
449	Caterpillar, Inc.	32,283
34	Cenveo, Inc. (a)	699
17	Ceradyne, Inc. (a)	840
35	Clarcor, Inc.	1,246
144	Cooper Industries Ltd. - Class A (Bermuda)	7,232
36	Crane Co.	1,618
65	Cummins, Inc.	7,598
30	Curtiss-Wright Corp.	1,618
166	Danaher Corp.	14,412
157	Deere & Co.	26,973
140	Dover Corp.	6,479
27	DRS Technologies, Inc.	1,599
17	DynCorp. International, Inc. - Class A (a)	355
102	Eaton Corp.	9,110
550	Emerson Electric Co.	31,361
11	Encore Wire Corp.	188
27	Energy Conversion Devices, Inc. (a)	698
22	EnerSys (a)	512
15	EnPro Industries, Inc. (a)	459
58	Evergreen Solar, Inc. (a)	764
33	Federal Signal Corp.	379
39	Flowserve Corp.	3,670
46	Force Protection, Inc. (a)	497
11	Franklin Electric Co., Inc.	429
8	FreightCar America, Inc.	272
36	Gardner Denver, Inc. (a)	1,192
36	GenCorp., Inc. (a)	436
36	General Cable Corp. (a)	2,678
233	General Dynamics Corp.	20,686
7,148	General Electric Co.	273,697
17	Genlyte Group, Inc. (a)	1,602

See notes to financial statements.

SemiAnnual Report | November 30, 2007 | 43

Claymore Exchange-Traded Fund Trust | Portfolio of Investments (unaudited) continued

MZG | Claymore/Morningstar Manufacturing Super Sector Index ETF (continued)

Number of Shares	Description	Value
	Industrials (continued)
19	Gibraltar Industries, Inc.	$266
22	Goodman Global, Inc. (a)	520
86	Goodrich Corp.	6,131
46	Graco., Inc.	1,713
68	GrafTech International Ltd. (a)	1,093
19	Griffon Corp. (a)	245
58	Harsco Corp.	3,484
5	Heico Corp.	246
10	Heico Corp. - Class A	400
44	Herman Miller, Inc.	1,208
65	Hexcel Corp. (a)	1,655
27	HNI Corp.	986
476	Honeywell International, Inc.	26,951
35	Hubbell, Inc. - Class B	1,923
55	IDEX Corp.	1,964
17	II-VI, Inc. (a)	570
75	IKON Office Solutions, Inc.	947
329	Illinois Tool Works, Inc.	18,260
198	Ingersoll-Rand Co. Ltd. - Class A (Bermuda)	10,225
37	Interface, Inc. - Class A	645
127	ITT Corp.	8,184
75	Joy Global, Inc.	4,350
19	Kaydon Corp.	962
27	Kennametal, Inc.	2,107
34	Knoll, Inc.	594
28	Lincoln Electric Holdings, Inc.	1,954
228	Lockheed Martin Corp.	25,233
9	M&F Worldwide Corp. (a)	462
259	Masco Corp.	5,802
155	McDermott International, Inc. (Panama) (a)	8,106
11	Middleby Corp. (a)	835
15	Mine Safety Appliances Co.	735
24	Mobile Mini, Inc. (a)	461
26	Moog, Inc. - Class A (a)	1,172
25	Mueller Industries, Inc.	756
4	NACCO Industries, Inc. - Class A	406
14	NCI Building Systems, Inc. (a)	481
21	Nordson Corp.	1,109
223	Northrop Grumman Corp.	17,570
41	Orbital Sciences Corp. (a)	986
50	Oshkosh Truck Corp.	2,405
61	Owens Corning, Inc. (a)	1,343
259	Paccar, Inc.	13,108
120	Parker Hannifin Corp.	9,532
12	Pike Electric Corp. (a)	191
155	Pitney Bowes, Inc.	5,968
95	Precision Castparts Corp.	13,997
117	Quanta Services, Inc. (a)	3,203
304	Raytheon Co.	18,802
14	RBC Bearings, Inc. (a)	515
22	Regal-Beloit Corp.	1,036
97	Rockwell Automation, Inc.	6,585
115	Rockwell Collins, Inc.	8,294
61	Roper Industries, Inc.	3,870
13	School Specialty, Inc. (a)	464
4	Sequa Corp. - Class A (a)	700
52	Shaw Group, Inc. (The) (a)	3,298
26	Simpson Manufacturing Co., Inc.	692
71	Spirit Aerosystems Holdings, Inc. - Class A (a)	2,481
39	SPX Corp.	3,969
46	Steelcase, Inc. - Class A	696
14	Superior Essex, Inc. (a)	340
22	Teledyne Technologies, Inc. (a)	1,193
27	Teleflex, Inc.	1,629
71	Terex Corp. (a)	4,576
172	Textron, Inc.	11,877
52	Timken Co.	1,658
18	Titan International, Inc.	494
28	Toro Co.	1,558
17	TransDigm Group, Inc. (a)	811
19	Tredegar Corp.	275
55	Trinity Industries, Inc.	1,392
12	Triumph Group, Inc.	975
344	Tyco International Ltd. (Bermuda)	13,805
36	UAP Holding Corp.	1,077
19	United Stationers, Inc. (a)	963
638	United Technologies Corp.	47,703
13	Universal Forest Products, Inc.	372
50	USG Corp. (a)	1,835
13	Valmont Industries, Inc.	1,020
33	Wabtec Corp.	1,120
36	Walter Industries, Inc.	1,249
17	Watsco, Inc.	616
22	Watts Water Technologies, Inc. - Class A	644
31	WESCO International, Inc. (a)	1,255
20	Woodward Governor Co.	1,371

		931,247

See notes to financial statements.

44 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust | Portfolio of Investments (unaudited) continued

MZG | Claymore/Morningstar Manufacturing Super Sector Index ETF (continued)

Number of Shares	Description	Value
	Information Technology – 0.6%
24	Advanced Energy Industries, Inc. (a)	$348
22	Anixter International, Inc. (a)	1,419
25	Daktronics, Inc.	583
30	Dolby Laboratories, Inc. - Class A (a)	1,507
45	Flir Systems, Inc. (a)	3,093
32	Intermec, Inc. (a)	687
9	Loral Space & Communications, Inc. (a)	308
12	MTS Systems Corp.	492
11	Rofin-Sinar Technologies, Inc. (a)	1,001
12	Rogers Corp. (a)	529
78	SAIC, Inc. (a)	1,555
18	Scansource, Inc. (a)	635
28	Technitrol, Inc.	750
652	Xerox Corp. (a)	11,006

		23,913

	Materials – 10.2%
20	AbitibiBowater, Inc.	455
141	Air Products & Chemicals, Inc.	13,965
49	Airgas, Inc.	2,424
76	AK Steel Holding Corp. (a)	3,387
53	Albemarle Corp.	2,339
614	Alcoa, Inc.	22,331
67	Allegheny Technologies, Inc.	6,549
17	AMCOL International Corp.	646
44	Aptargroup, Inc.	1,857
17	Arch Chemicals, Inc.	699
38	Ashland, Inc.	1,871
70	Ball Corp.	3,238
72	Bemis Co., Inc.	1,953
14	Brush Engineered Materials, Inc. (a)	626
42	Cabot Corp.	1,446
36	Carpenter Technology Corp.	2,716
103	Celanese Corp. - Class A	4,087
22	Century Aluminum Co. (a)	1,261
34	CF Industries Holdings, Inc.	3,093
165	Chemtura Corp.	1,238
29	Cleveland-Cliffs, Inc.	2,616
191	Coeur d’Alene Mines Corp. (a)	796
81	Commercial Metals Co.	2,504
22	Compass Minerals International, Inc.	808
112	Crown Holdings, Inc. (a)	2,874
29	Cytec Industries, Inc.	1,779
8	Deltic Timber Corp.	385
670	Dow Chemical Co. (The)	28,100
33	Eagle Materials, Inc.	1,287
58	Eastman Chemical Co.	3,724
123	Ecolab, Inc.	5,892
639	EI Du Pont de Nemours & Co.	29,490
30	Ferro Corp.	636
50	FMC Corp.	2,736
264	Freeport-McMoRan Copper & Gold, Inc.	26,118
31	Glatfelter	466
69	Graphic Packaging Corp. (a)	283
16	Greif, Inc. - Class A	945
7	Haynes International, Inc. (a)	592
42	HB Fuller Co.	1,062
29	Headwaters, Inc. (a)	348
82	Hecla Mining Co. (a)	962
80	Hercules, Inc.	1,553
62	Huntsman Corp.	1,572
299	International Paper Co.	10,091
10	Kaiser Aluminum Corp.	711
71	Louisiana-Pacific Corp.	1,092
48	Lubrizol Corp.	3,079
160	Lyondell Chemical Co.	7,552
29	Martin Marietta Materials, Inc.	3,902
126	MeadWestvaco Corp.	4,142
13	Minerals Technologies, Inc.	870
376	Monsanto Co.	37,363
101	Mosaic Co. (The) (a)	6,984
18	Myers Industries, Inc.	359
99	Nalco Holding Co.	2,372
10	NewMarket Corp.	537
295	Newmont Mining Corp.	14,659
191	Nucor Corp.	11,309
45	Olin Corp.	942
20	OM Group, Inc. (a)	1,126
99	Owens-Illinois, Inc. (a)	4,444
64	Packaging Corp. of America	1,811
89	Pactiv Corp. (a)	2,261
59	PolyOne Corp. (a)	370
114	PPG Industries, Inc.	7,825
221	Praxair, Inc.	18,869
25	Quanex Corp.	1,251
42	Reliance Steel & Aluminum Co.	2,167
25	Rock-Tenn Co. - Class A	660
25	Rockwood Holdings, Inc. (a)	842

See notes to financial statements.

SemiAnnual Report | November 30, 2007 | 45

Claymore Exchange-Traded Fund Trust | Portfolio of Investments (unaudited) continued

MZG | Claymore/Morningstar Manufacturing Super Sector Index ETF (continued)

Number of Shares	Description	Value
	Materials (continued)
115	Rohm & Haas Co.	$6,253
18	Royal Gold, Inc.	517
81	RPM International, Inc.	1,543
16	RTI International Metals, Inc. (a)	1,175
15	Schnitzer Steel Industries, Inc. - Class A	936
16	Schulman A, Inc.	345
29	Scotts Miracle-Gro Co. (The) - Class A	1,070
111	Sealed Air Corp.	2,594
32	Sensient Technologies Corp.	885
78	Sigma-Aldrich Corp.	4,107
16	Silgan Holdings, Inc.	858
174	Smurfit-Stone Container Corp. (a)	1,916
68	Sonoco Products Co.	2,066
65	Steel Dynamics, Inc.	3,270
30	Stillwater Mining Co. (a)	291
67	Temple-Inland, Inc.	3,080
64	Terra Industries, Inc. (a)	2,418
19	Texas Industries, Inc.	1,318
60	Titanium Metals Corp.	1,780
82	United States Steel Corp.	8,011
8	Valhi, Inc.	147
65	Valspar Corp.	1,465
82	Vulcan Materials Co.	7,276
35	Wausau Paper Corp.	330
13	Westlake Chemical Corp.	257
151	Weyerhaeuser Co.	11,050
47	Worthington Industries, Inc.	996
39	WR Grace & Co. (a)	1,053
19	Zoltek Cos., Inc. (a)	810

		409,116

	Utilities – 10.5%
465	AES Corp. (The) (a)	10,160
53	AGL Resources, Inc.	1,965
116	Allegheny Energy, Inc.	7,047
17	Allete, Inc.	696
78	Alliant Energy Corp.	3,239
142	Ameren Corp.	7,647
274	American Electric Power Co., Inc.	13,062
12	American States Water Co.	500
90	Aqua America, Inc.	1,993
256	Aquila, Inc. (a)	1,014
61	Atmos Energy Corp.	1,598
36	Avista Corp.	770
26	Black Hills Corp.	1,083
13	California Water Service Group	508
194	Centerpoint Energy, Inc.	3,463
11	CH Energy Group, Inc.	487
41	Cleco Corp.	1,146
154	CMS Energy Corp.	2,684
189	Consolidated Edison, Inc.	9,157
126	Constellation Energy Group, Inc.	12,626
404	Dominion Resources, Inc.	19,081
78	DPL, Inc.	2,362
122	DTE Energy Co.	5,984
873	Duke Energy Corp.	17,277
275	Dynegy, Inc. - Class A (a)	2,093
209	Edison International	11,700
32	El Paso Electric Co. (a)	823
21	Empire District Electric Co. (The)	484
45	Energen Corp.	2,868
108	Energy East Corp.	2,985
136	Entergy Corp.	16,257
79	Equitable Resources, Inc.	4,176
466	Exelon Corp.	37,779

See notes to financial statements.

46 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust | Portfolio of Investments (unaudited) continued

MZG | Claymore/Morningstar Manufacturing Super Sector Index ETF (continued)

Number of Shares	Description	Value
	Utilities (continued)
212	FirstEnergy Corp.	$14,535
259	FPL Group, Inc.	18,068
59	Great Plains Energy, Inc.	1,751
56	Hawaiian Electric Industries, Inc.	1,296
30	Idacorp, Inc.	1,055
52	Integrys Energy Group, Inc.	2,652
29	ITC Holdings Corp.	1,480
14	Laclede Group, Inc. (The)	482
115	MDU Resources Group, Inc.	3,138
14	MGE Energy, Inc.	491
179	Mirant Corp. (a)	6,908
48	National Fuel Gas Co.	2,287
19	New Jersey Resources Corp.	959
31	NiCor, Inc.	1,306
188	NiSource, Inc.	3,480
105	Northeast Utilities	3,316
19	Northwest Natural Gas Co.	911
24	NorthWestern Corp.	668
168	NRG Energy, Inc. (a)	7,122
73	NSTAR	2,555
63	OGE Energy Corp.	2,243
71	Oneok, Inc.	3,301
9	Ormat Technologies, Inc.	455
18	Otter Tail Corp.	603
132	Pepco Holdings, Inc.	3,709
244	PG&E Corp.	11,290
48	Piedmont Natural Gas Co.	1,250
68	Pinnacle West Capital Corp.	2,914
47	PNM Resources, Inc.	1,042
43	Portland General Electric Co.	1,151
268	PPL Corp.	13,657
177	Progress Energy, Inc.	8,641
174	Public Service Enterprise Group, Inc.	16,659
80	Puget Energy, Inc.	2,246
118	Questar Corp.	6,307
233	Reliant Energy, Inc. (a)	6,067
72	SCANA Corp.	3,068
163	Sempra Energy	10,207
152	Sierra Pacific Resources	2,614
9	SJW Corp.	301
20	South Jersey Industries, Inc.	738
523	Southern Co.	19,675
69	Southern Union Co.	2,060
29	Southwest Gas Corp.	839
143	TECO Energy, Inc.	2,477
72	UGI Corp.	1,904
16	UIL Holdings Corp.	573
24	Unisource Energy Corp.	742
52	Vectren Corp.	1,527
63	Westar Energy, Inc.	1,632
34	WGL Holdings, Inc.	1,123
80	Wisconsin Energy Corp.	3,827
289	Xcel Energy, Inc.	6,679

		420,695

	Total Common Stocks – 99.2% (Cost $ 3,719,950)	3,994,411

	Investment Companies – 0.3%
72	SPDR Trust Series 1 (Cost $ 10,944)	10,704

	Total Investments – 99.5% (Cost $ 3,730,894)	4,005,115
	Other Assets in excess of Liabilities - 0.5%	19,603

	Net Assets – 100.0%	$4,024,718

REIT – Real Estate Investment Trust

(a) Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

SemiAnnual Report | November 30, 2007 | 47

Claymore Exchange-Traded Fund Trust | Portfolio of Investments (unaudited) continued

MZO | Claymore/Morningstar Services Super Sector Index ETF

Number of Shares	Description	Value
	Common Stocks – 99.3%
	Consumer Discretionary – 11.8%
29	99 Cents Only Stores (a)	$234
25	Aaron Rents, Inc.	503
47	Abercrombie & Fitch Co. - Class A	3,856
58	Advance Auto Parts, Inc.	2,086
42	Aeropostale, Inc. (a)	1,073
165	Amazon.Com, Inc. (a)	14,942
10	Ambassadors Group, Inc.	183
102	American Eagle Outfitters, Inc.	2,335
13	Ameristar Casinos, Inc.	408
38	AnnTaylor Stores Corp. (a)	1,157
85	Apollo Group, Inc. - Class A (a)	6,504
16	Arbitron, Inc.	638
18	Asbury Automotive Group, Inc.	301
83	AutoNation, Inc. (a)	1,370
27	Autozone, Inc. (a)	3,014
26	Bally Technologies, Inc. (a)	1,084
29	Barnes & Noble, Inc.	1,115
21	Beazer Homes USA, Inc. (a)	178
13	Bebe Stores, Inc.	176
150	Bed Bath & Beyond, Inc. (a)	4,717
212	Best Buy Co., Inc.	10,823
61	Big Lots, Inc. (a)	1,139
59	Blockbuster, Inc. - Class A (a)	211
33	Blockbuster, Inc. - Class B (a)	99
20	Bob Evans Farms, Inc.	617
6	Bon-Ton Stores, Inc. (The)	70
32	Borders Group, Inc.	400
31	Boyd Gaming Corp.	1,200
14	Bright Horizons Family Solutions, Inc. (a)	529
62	Brinker International, Inc.	1,428
6	Brookfield Homes Corp.	101
8	Buckle, Inc. (The)	282
29	Burger King Holdings, Inc.	763
24	Cabela’s, Inc. (a)	397
16	California Pizza Kitchen, Inc. (a)	255
51	Career Education Corp. (a)	1,465
117	Carmax, Inc. (a)	2,676
17	Cato Corp. (The) - Class A	256
14	CBRL Group, Inc.	468
18	CEC Entertainment, Inc. (a)	513
65	Centex Corp.	1,356
41	Champion Enterprises, Inc. (a)	370
12	Charlotte Russe Holding, Inc. (a)	198
67	Charming Shoppes, Inc. (a)	370
37	Cheesecake Factory (The) (a)	862
95	Chico’s FAS, Inc. (a)	1,074
13	Children’s Place Retail Stores, Inc. (The) (a)	370
8	Chipotle Mexican Grill, Inc. - Class A (a)	1,065
10	Chipotle Mexican Grill, Inc. - Class B (a)	1,155
20	Choice Hotels International, Inc.	693
20	Christopher & Banks Corp.	322
93	Circuit City Stores, Inc.	602
32	CKE Restaurants, Inc.	468
19	Clear Channel Outdoor Holdings, Inc. - Class A (a)	518
14	Coinstar, Inc. (a)	366
33	Coldwater Creek, Inc. (a)	272
36	Collective Brands, Inc. (a)	552
7	Conn’s, Inc. (a)	127
47	Corinthian Colleges, Inc. (a)	821
24	CSK Auto Corp. (a)	234
70	Darden Restaurants, Inc.	2,785
33	DeVry, Inc.	1,814
46	Dick’s Sporting Goods, Inc. (a)	1,438
36	Dillard’s, Inc. - Class A	734
53	Dollar Tree Stores, Inc. (a)	1,519
25	Domino’s Pizza, Inc.	347
148	DR Horton, Inc.	1,772
25	Dress Barn, Inc. (a)	353
137	Expedia, Inc. (a)	4,466
78	Family Dollar Stores, Inc.	1,837
6	Finish Line - Class A (a)	22
85	Foot Locker, Inc.	1,109
80	GameStop Corp. - Class A (a)	4,596
348	Gap, Inc. (The)	7,099
22	Gaylord Entertainment Co. (a)	925
93	Genuine Parts Co.	4,469
26	Getty Images, Inc. (a)	758
13	Group 1 Automotive, Inc.	349
10	GSI Commerce, Inc. (a)	261
18	Gymboree Corp. (a)	600
162	H&R Block, Inc.	3,188
52	Hanesbrands, Inc. (a)	1,468
102	Harrah’s Entertainment, Inc.	8,983
15	Helen of Troy, Ltd. (Bermuda) (a)	272
17	Hibbett Sports, Inc. (a)	364
929	Home Depot, Inc.	26,532

See notes to financial statements.

48 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust | Portfolio of Investments (unaudited) continued

MZO | Claymore/Morningstar Services Super Sector Index ETF (continued)

Number of Shares	Description	Value
	Consumer Discretionary (continued)
24	Hovnanian Enterprises, Inc. - Class A (a)	$181
108	IAC/InterActive Corp. (a)	3,006
9	IHOP Corp.	457
19	Interactive Data Corp.	593
180	International Game Technology	7,859
254	Interpublic Group of Cos., Inc. (a)	2,410
24	INVESTools, Inc. (a)	371
11	Isle of Capri Casinos, Inc. (a)	192
22	ITT Educational Services, Inc. (a)	2,489
23	J Crew Group, Inc. (a)	1,105
34	Jack in the Box, Inc. (a)	1,018
16	Jackson Hewitt Tax Service, Inc.	516
107	JC Penney Co., Inc.	4,721
14	Jo-Ann Stores, Inc. (a)	230
10	JOS A Bank Clothiers, Inc. (a)	259
42	KB Home	877
157	Kohl’s Corp. (a)	7,737
33	Krispy Kreme Doughnuts, Inc. (a)	88
38	Lamar Advertising Co. - Class A (a)	1,976
9	Landry’s Restaurants, Inc.	213
57	Las Vegas Sands Corp. (a)	6,464
17	Leapfrog Enterprises, Inc. (a)	114
68	Lennar Corp. - Class A	1,077
6	Lennar Corp. - Class B	88
368	Liberty Media Corp - Interactive - Class A (Tracking Stock) (a)	7,415
822	Lowe’s Cos., Inc.	20,065
169	Limited Brands, Inc.	3,394
238	Macy’s, Inc.	7,057
12	Marcus, Corp.	216
183	Marriott International, Inc. - Class A	6,862
666	McDonald’s Corp.	38,941
19	MDC Holdings, Inc.	672
27	Men’s Wearhouse, Inc.	932
13	Meritage Homes, Corp. (a)	178
66	MGM Mirage (a)	5,709
19	Morgans Hotel Group Co. (a)	351
23	National CineMedia, Inc.	637
29	NetFlix, Inc. (a)	670
14	New York & Co, Inc. (a)	103
118	Nordstrom, Inc.	3,958
3	NVR, Inc. (a)	1,476
151	Office Depot, Inc. (a)	2,588
40	OfficeMax, Inc.	997
184	Omnicom Group, Inc.	8,970
62	O’Reilly Automotive, Inc. (a)	2,037
38	Pacific Sunwear Of California, Inc. (a)	622
17	Panera Bread Co. - Class A (a)	681
12	Papa John’s International, Inc. (a)	283
22	Penske Auto Group, Inc.	440
22	PEP Boys-Manny Moe & Jack	240
74	PetSmart, Inc.	2,108
14	PF Chang’s China Bistro, Inc. (a)	358
43	Pier 1 Imports, Inc. (a)	177
32	Pinnacle Entertainment, Inc. (a)	878
5	Pre-Paid Legal Services, Inc. (a)	250
19	priceline.com, Inc. (a)	2,162
114	Pulte Homes, Inc.	1,165
74	RadioShack Corp.	1,369
8	Red Robin Gourmet Burgers, Inc. (a)	316
25	Regis Corp.	735
38	Rent-A-Center, Inc. (a)	538
15	Retail Ventures, Inc. (a)	104
38	RH Donnelley Corp. (a)	1,688
75	Ross Stores, Inc.	1,978
7	Ruby Tuesday, Inc.	92
23	Ryland Group, Inc.	529
66	Saks, Inc. (a)	1,360
46	Sally Beauty Holdings, Inc. (a)	419
38	Scientific Games Corp. - Class A (a)	1,231
24	Sealy Corp.	313
46	Sears Holdings Corp. (a)	4,853
160	Service Corp. International	2,125
19	Shuffle Master, Inc. (a)	254
17	Sonic Automotive, Inc. - Class A	393
36	Sonic Corp. (a)	878
36	Sotheby’s	1,348
24	Stage Stores, Inc.	406
35	Standard-Pacific Corp.	121
395	Staples, Inc.	9,361
410	Starbucks Corp. (a)	9,590
117	Starwood Hotels & Resorts Worldwide, Inc.	6,281
15	Stein Mart, Inc.	81
51	Stewart Enterprises, Inc. - Class A	418
8	Strayer Education, Inc.	1,447
3	Talbots, Inc.	47
431	Target Corp.	25,886
43	Tempur-Pedic International, Inc.	1,277
30	Texas Roadhouse, Inc. - Class A (a)	378

See notes to financial statements.

SemiAnnual Report | November 30, 2007 | 49

Claymore Exchange-Traded Fund Trust | Portfolio of Investments (unaudited) continued

MZO | Claymore/Morningstar Services Super Sector Index ETF (continued)

Number of Shares	Description	Value
	Consumer Discretionary (continued)
247	TJX Cos., Inc.	$7,247
73	Toll Brothers, Inc. (a)	1,509
19	Tractor Supply Co. (a)	779
16	Trump Entertainment Resorts, Inc. (a)	83
17	Tween Brands, Inc. (a)	428
8	Unifirst Corp.	299
13	Universal Technical Institute, Inc. (a)	229
64	Urban Outfitters, Inc. (a)	1,677
17	Vail Resorts, Inc. (a)	944
8	Volcom, Inc. (a)	216
18	WCI Communities, Inc. (a)	60
20	Weight Watchers International, Inc.	955
47	Wendy’s International, Inc.	1,317
48	Williams-Sonoma, Inc.	1,397
24	WMS Industries, Inc. (a)	802
99	Wyndham Worldwide Corp.	2,888
34	Wynn Resorts, Ltd.	4,316
288	Yum! Brands, Inc.	10,699
9	Zumiez, Inc. (a)	250

		437,965

	Consumer Staples – 5.0%
35	BJ’s Wholesale Club, Inc. (a)	1,311
27	Casey’s General Stores, Inc.	783
8	Chattem, Inc. (a)	567
242	Costco Wholesale Corp.	16,311
820	CVS Caremark Corp.	32,874
10	Great Atlantic & Pacific Tea Co. (a)	300
7	Ingles Markets, Inc. - Class A	167
364	Kroger Co. (The)	10,465
18	Longs Drug Stores Corp.	953
33	NBTY, Inc. (a)	986
28	Nu Skin Enterprises, Inc. - Class A	495
12	Pantry, Inc. (The) (a)	345
18	Performance Food Group Co. (a)	498
19	Prestige Brands Holdings, Inc. (a)	159
295	Rite Aid Corp. (a)	1,097
19	Ruddick Corp.	680
244	Safeway, Inc.	8,491
118	SUPERVALU, Inc.	4,941
337	SYSCO Corp.	10,956
21	United Natural Foods, Inc. (a)	615
560	Walgreen Co.	20,490
1,410	Wal-Mart Stores, Inc.	67,539
6	Weis Markets, Inc.	246
76	Whole Foods Market, Inc.	3,269
29	Winn-Dixie Stores, Inc. (a)	548

		185,086

	Energy – 0.1%
6	Delek US Holdings, Inc.	111
15	General Maritime Corp. (Marshall Island)	400
13	Hornbeck Offshore Services, Inc. (a)	535
49	Newpark Resources (a)	264
16	Overseas Shipholding Group, Inc.	1,146
26	Ship Finance International, Ltd. (Bermuda)	662

		3,118

	Financials – 41.6%
16	Acadia Realty Trust - REIT	422
180	ACE, Ltd. (Cayman Islands)	10,769
35	Advance America Cash Advance Centers, Inc.	319
3	Advanta Corp. - Class B	30
20	Affiliated Managers Group, Inc. (a)	2,485
281	Aflac, Inc.	17,602
10	Alabama National Bancorporation	773
1	Alexander’s, Inc. - REIT (a)	390
16	Alexandria Real Estate Equities, Inc. - REIT	1,572
20	Alfa Corp.	432
3	Alleghany Corp. (a)	1,227
323	Allstate Corp. (The)	16,512
54	AMB Property Corp. - REIT	3,303
12	AMBAC Financial Group, Inc.	327
12	Amcore Financial, Inc.	282
12	American Campus Communities, Inc. - REIT	310
29	American Equity Investment Life Holding Co.	261
589	American Express Co.	34,739
38	American Financial Group, Inc.	1,110
70	American Financial Realty Trust - REIT	565
1,248	American International Group, Inc.	72,546
64	AmeriCredit Corp. (a)	734
130	Ameriprise Financial, Inc.	7,630
14	Amtrust Financial Services, Inc.	178
11	Anchor Bancorp Wisconsin, Inc.	280
212	Annaly Capital Management, Inc. - REIT	3,649
31	Anthracite Capital, Inc. - REIT	237

See notes to financial statements.

50 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust | Portfolio of Investments (unaudited) continued

MZO | Claymore/Morningstar Services Super Sector Index ETF (continued)

Number of Shares	Description	Value
	Financials (continued)
153	AON Corp.	$7,645
53	Apartment Investment & Management Co. - Class A - REIT	2,108
26	Arch Capital Group, Ltd. (Bermuda) (a)	1,814
54	Arthur J Gallagher & Co.	1,419
67	Ashford Hospitality Trust, Inc. - REIT	519
41	Aspen Insurance Holdings, Ltd. (Bermuda)	1,181
8	Asset Acceptance Capital Corp.	90
65	Associated Banc-Corp.	1,769
55	Assurant, Inc.	3,599
26	Assured Guaranty, Ltd. (Bermuda)	587
48	Astoria Financial Corp.	1,202
43	AvalonBay Communities, Inc. - REIT	4,276
77	Axis Capital Holdings, Ltd. (Bermuda)	2,937
4	Bancfirst Corp.	187
42	Bancorpsouth, Inc.	1,027
30	Bank Mutual Corp.	304
2,510	Bank of America Corp.	115,786
27	Bank of Hawaii Corp.	1,406
638	Bank of New York Mellon Corp. (The)	30,598
25	BankAtlantic Bancorp, Inc. - Class A	96
20	BankUnited Financial Corp. - Class A	160
318	BB&T Corp.	11,473
59	Bear Stearns Cos., Inc. (The)	5,882
36	BioMed Realty Trust, Inc. - REIT	813
11	BlackRock, Inc.	2,182
12	BOK Financial Corp.	657
20	Boston Private Financial Holdings, Inc.	551
65	Boston Properties, Inc. - REIT	6,397
47	Brandywine Realty Trust - REIT	963
28	BRE Properties, Inc. - REIT	1,247
33	Brookline Bancorp, Inc.	338
62	Brown & Brown, Inc.	1,525
31	Camden Property Trust - REIT	1,631
232	Capital One Financial Corp.	12,368
9	Capital Trust, Inc. - Class A - REIT	277
75	CapitalSource, Inc. - REIT	1,257
12	Capitol Federal Financial	407
12	Cascade Bancorp	208
16	Cash America International, Inc.	576
24	Cathay General Bancorp	696
110	CB Richard Ellis Group, Inc. - Class A (a)	2,612
35	CBL & Associates Properties, Inc. - REIT	1,011
23	Cedar Shopping Centers, Inc. - REIT	269
4	Central Pacific Financial Corp.	81
569	Charles Schwab Corp. (The)	13,832
12	Chemical Financial Corp.	301
25	Chittenden Corp.	876
218	Chubb Corp.	11,892
88	Cincinnati Financial Corp.	3,518
104	CIT Group, Inc.	2,766
2,770	Citigroup, Inc.	92,241
41	Citizens Republic Bancorp, Inc.	583
9	City Holding Co.	324
22	City National Corp.	1,417
30	CME Group, Inc.	19,758
16	CNA Financial Corp.	567
9	CNA Surety Corp. (a)	186
9	Cohen & Steers, Inc.	255
84	Colonial BancGroup, Inc. (The)	1,337
25	Colonial Properties Trust - REIT	612
85	Comerica, Inc.	3,891
104	Commerce Bancorp, Inc.	4,141
40	Commerce Bancshares, Inc.	1,809
32	Commerce Group, Inc.	1,150
16	Community Bank System, Inc.	323
18	CompuCredit Corp. (a)	233
103	Conseco, Inc. (a)	1,323
25	Corporate Office Properties Trust - REIT	903
18	Corus Bankshares, Inc.	171
320	Countrywide Financial Corp.	3,462
22	Cousins Properties, Inc. - REIT	523
32	Cullen/Frost Bankers, Inc.	1,684
36	CVB Financial Corp.	400
91	DCT Industrial Trust, Inc. - REIT	918
22	Deerfield Triarc Capital Corp. - REIT	165
24	Delphi Financial Group, Inc. - Class A	923
68	Developers Diversified Realty Corp. - REIT	3,020
52	DiamondRock Hospitality Co. - REIT	901
30	Digital Realty Trust, Inc. - REIT	1,145
12	Dollar Financial Corp. (a)	359
56	Douglas Emmett, Inc. - REIT	1,345
11	Downey Financial Corp.	458
74	Duke Realty Corp. - REIT	1,945
232	E*Trade Financial Corp. (a)	1,067

See notes to financial statements.

SemiAnnual Report | November 30, 2007 | 51

Claymore Exchange-Traded Fund Trust | Portfolio of Investments (unaudited) continued

MZO | Claymore/Morningstar Services Super Sector Index ETF (continued)

Number of Shares	Description	Value
	Financials (continued)
31	East West Bancorp, Inc.	$835
13	EastGroup Properties, Inc. - REIT	600
68	Eaton Vance Corp.	2,976
29	Employers Holdings, Inc.	516
32	Endurance Specialty Holdings, Ltd. (Bermuda)	1,292
14	Entertainment Properties Trust - REIT	746
12	Equity Lifestyle Properties, Inc. - REIT	557
20	Equity One, Inc. - REIT	473
158	Equity Residential - REIT	5,879
28	Erie Indemnity Co. - Class A	1,449
14	Essex Property Trust, Inc. - REIT	1,452
35	Everest Re Group, Ltd. (Bermuda)	3,673
35	Extra Space Storage, Inc. - REIT	499
7	FBL Financial Group, Inc. - Class A	259
536	Federal National Mortgage Association	20,593
31	Federal Realty Investment Trust - REIT	2,579
54	Federated Investors, Inc. - Class B	2,203
34	FelCor Lodging Trust, Inc. - REIT	595
119	Fidelity National Financial, Inc. - Class A	1,859
268	Fifth Third Bancorp	8,016
15	Financial Federal Corp.	331
11	First American Corp.	376
42	First Bancorp (Puerto Rico)	275
16	First Cash Financial Services, Inc. (a)	272
19	First Charter Corp.	572
36	First Commonwealth Financial Corp.	419
15	First Community Bancorp, Inc.	675
21	First Financial Bancorp	241
10	First Financial Bankshares, Inc.	390
68	First Horizon National Corp.	1,501
25	First Industrial Realty Trust, Inc. - REIT	913
33	First Marblehead Corp. (The)	990
27	First Midwest Bancorp, Inc.	883
58	First Niagara Financial Group, Inc.	721
13	First Potomac Realty Trust - REIT	245
9	FirstFed Financial Corp. (a)	315
41	FirstMerit Corp.	845
5	Flagstar Bancorp, Inc.	31
33	FNB Corp.	512
35	Forest City Enterprises, Inc. - Class A	1,755
92	Franklin Resources, Inc.	11,333
35	Franklin Street Properties Corp. - REIT	579
366	Freddie Mac	12,836
9	Fremont General Corp.	23
82	Friedman Billings Ramsey Group, Inc. - Class A - REIT	245
25	Frontier Financial Corp.	479
94	Fulton Financial Corp.	1,176
3	GAMCO Investors, Inc. - Class A	160
137	General Growth Properties, Inc.	6,362
257	Genworth Financial, Inc. - Class A	6,744
9	Getty Realty Corp. - REIT	244
9	GFI Group, Inc. (a)	876
28	Glacier Bancorp, Inc.	557
20	Glimcher Realty Trust - REIT	388
208	Goldman Sachs Group, Inc. (The)	47,141
11	Gramercy Capital Corp. - REIT	262
6	Greenhill & Co, Inc.	434
15	Hancock Holding Co.	588
6	Hanmi Financial Corp.	58
28	Hanover Insurance Group, Inc. (The)	1,263
8	Harleysville Group, Inc.	280
175	Hartford Financial Services Group, Inc.	16,681
61	HCC Insurance Holdings, Inc.	1,875
112	Health Care Property Investors, Inc. - REIT	3,746
43	Health Care REIT, Inc. - REIT	1,927
26	Healthcare Realty Trust, Inc. - REIT	661
31	Highwoods Properties, Inc. - REIT	984
20	Hilb Rogal & Hobbs Co.	855
18	Home Properties, Inc. - REIT	813
23	Horace Mann Educators Corp.	450
51	Hospitality Properties Trust - REIT	1,864
306	Host Hotels & Resorts, Inc. - REIT	5,872
114	HRPT Properties Trust - REIT	944
275	Hudson City Bancorp, Inc.	4,186
200	Huntington Bancshares, Inc.	3,138
6	IBERIABANK Corp.	290
10	IndyMac Bancorp, Inc.	95
11	Infinity Property & Casualty Corp.	430
32	Inland Real Estate Corp. - REIT	468
38	IntercontinentalExchange, Inc. (a)	6,344
29	International Bancshares Corp.	639
20	International Securities Exchange Holdings, Inc.	1,344
24	Investment Technology Group, Inc. (a)	1,096

See notes to financial statements.

52 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust | Portfolio of Investments (unaudited) continued

MZO | Claymore/Morningstar Services Super Sector Index ETF (continued)

Number of Shares	Description	Value
	Financials (continued)
35	IPC Holdings, Ltd. (Bermuda)	$1,035
70	iStar Financial, Inc. - REIT	2,049
102	Janus Capital Group, Inc.	3,424
59	Jefferies Group, Inc.	1,508
20	Jones Lang LaSalle, Inc.	1,681
1,875	JPMorgan Chase & Co.	85,537
16	KBW, Inc. (a)	422
12	Kearny Financial Corp.	152
201	Keycorp	5,294
18	Kilroy Realty Corp. - REIT	1,006
119	Kimco Realty Corp. - REIT	4,699
83	KKR Financial Holdings LLC	1,264
57	Knight Capital Group, Inc. - Class A (a)	761
9	LandAmerica Financial Group, Inc.	237
22	LaSalle Hotel Properties - REIT	818
73	Legg Mason, Inc.	5,571
295	Lehman Brothers Holdings, Inc.	18,476
34	Lexington Realty Trust - REIT	601
50	Liberty Property Trust - REIT	1,566
151	Lincoln National Corp.	9,297
252	Loews Corp.	12,043
12	LTC Properties, Inc. - REIT	282
42	M&T Bank Corp.	3,820
39	Macerich Co. (The) - REIT	3,028
37	Mack-Cali Realty Corp. - REIT	1,321
20	Maguire Properties, Inc. - REIT	506
6	Markel Corp. (a)	2,893
298	Marsh & McLennan Cos., Inc.	7,486
129	Marshall & Ilsley Corp.	4,060
28	Max Capital Group, Ltd. (Bermuda)	793
20	MB Financial, Inc.	634
71	MBIA, Inc.	2,592
27	Medical Properties Trust, Inc. - REIT	303
14	Mercury General Corp.	726
447	Merrill Lynch & Co, Inc.	26,793
22	Meruelo Maddux Properties, Inc. (a)	92
260	MetLife, Inc.	17,053
44	MFA Mortgage Investments, Inc. - REIT	386
45	MGIC Investment Corp.	1,058
14	Mid-America Apartment Communities, Inc. - REIT	676
6	Midland Co. (The)	384
126	Moody’s Corp.	4,745
535	Morgan Stanley	28,205
53	Nasdaq Stock Market, Inc. (The) (a)	2,298
311	National City Corp.	6,145
20	National Financial Partners Corp.	908
14	National Health Investors, Inc. - REIT	398
24	National Penn Bancshares, Inc.	377
36	National Retail Properties, Inc. - REIT	882
29	Nationwide Financial Services - Class A	1,298
48	Nationwide Health Properties, Inc. - REIT	1,501
7	Navigators Group, Inc. (a)	411
19	NBT Bancorp, Inc.	474
11	Nelnet, Inc. - Class A	152
154	New York Community Bancorp, Inc.	2,866
57	NewAlliance Bancshares, Inc.	735
29	Newcastle Investment Corp. - REIT	377
114	Northern Trust Corp.	9,233
33	NorthStar Realty Finance Corp. - REIT	303
11	Northwest Bancorp, Inc.	305
23	Nymex Holdings, Inc.	2,865
112	NYSE Euronext	9,699
20	Ocwen Financial Corp. (a)	112
15	Odyssey Re Holdings Corp.	578
36	Old National Bancorp	575
126	Old Republic International Corp.	1,891
36	Omega Healthcare Investors, Inc. - REIT	582
15	OneBeacon Insurance Group, Ltd. (Bermuda)	316
25	optionsXpress Holdings, Inc.	760
25	Pacific Capital Bancorp NA	514
6	Park National Corp.	453
9	Parkway Properties, Inc. - REIT	356
31	PartnerRe, Ltd. (Bermuda)	2,560
20	Pennsylvania Real Estate Investment Trust - REIT	691
10	Penson Worldwide, Inc. (a)	153
68	People’s United Financial, Inc.	1,154
3	PFF Bancorp, Inc.	28
33	Philadelphia Consolidated Holding Co. (a)	1,405
59	Phoenix Cos, Inc. (The)	709
7	Pico Holdings, Inc. (a)	269
10	Piper Jaffray Cos. (a)	463
32	Platinum Underwriters Holdings, Ltd. (Bermuda)	1,162
47	PMI Group, Inc. (The)	622
189	PNC Financial Services Group, Inc.	13,837

See notes to financial statements.

SemiAnnual Report | November 30, 2007 | 53

Claymore Exchange-Traded Fund Trust | Portfolio of Investments (unaudited) continued

MZO | Claymore/Morningstar Services Super Sector Index ETF (continued)

Number of Shares	Description	Value
	Financials (continued)
138	Popular, Inc. (Puerto Rico)	$1,326
9	Portfolio Recovery Associates, Inc. (a)	363
23	Post Properties, Inc. - REIT	835
149	Principal Financial Group, Inc.	9,758
12	PrivateBancorp, Inc.	367
17	ProAssurance Corp. (a)	932
374	Progressive Corp. (The)	6,882
142	Prologis - REIT	9,290
24	Prosperity Bancshares, Inc.	771
38	Protective Life Corp.	1,572
17	Provident Bankshares Corp.	399
34	Provident Financial Services, Inc.	505
22	Provident New York Bancorp	268
255	Prudential Financial, Inc.	24,006
9	PS Business Parks, Inc. - REIT	486
70	Public Storage - REIT	5,414
11	Radian Group, Inc.	125
35	RAIT Financial Trust - REIT	303
52	Raymond James Financial, Inc.	1,689
55	Realty Income Corp. - REIT	1,567
3	Redwood Trust, Inc. - REIT	92
38	Regency Centers Corp. - REIT	2,525
390	Regions Financial Corp.	10,308
16	Reinsurance Group of America, Inc.	866
36	RenaissanceRe Holdings, Ltd. (Bermuda)	2,128
12	RLI Corp.	716
14	S&T Bancorp, Inc.	448
57	Safeco Corp.	3,289
9	Safety Insurance Group, Inc.	329
6	Saul Centers, Inc. - REIT	343
78	SEI Investments Co.	2,420
30	Selective Insurance Group	708
45	Senior Housing Properties Trust - REIT	994
16	Signature Bank (a)	593
124	Simon Property Group, Inc. - REIT	12,208
32	SL Green Realty Corp. - REIT	3,325
238	SLM Corp.	9,063
40	South Financial Group, Inc. (The)	717
180	Sovereign Bancorp, Inc.	2,119
11	Sovran Self Storage, Inc. - REIT	481
40	St. Joe Co. (The)	1,138
29	StanCorp Financial Group, Inc.	1,511
8	State Auto Financial Corp.	223
220	State Street Corp.	17,576
40	Sterling Bancshares, Inc.	494
28	Sterling Financial Corp.	502
9	Stewart Information Services Corp.	244
7	Stifel Financial Corp. (a)	326
40	Strategic Hotels & Resorts, Inc. - REIT	732
2	Student Loan Corp. (The)	281
34	Sunstone Hotel Investors, Inc. - REIT	789
195	SunTrust Banks, Inc.	13,671
28	Susquehanna Bancshares, Inc.	557
19	SVB Financial Group (a)	978
15	SWS Group, Inc.	203
152	Synovus Financial Corp.	3,783
146	T Rowe Price Group, Inc.	8,976
17	Tanger Factory Outlet Centers - REIT	716
29	Taubman Centers, Inc. - REIT	1,552
67	TCF Financial Corp.	1,300
131	TD Ameritrade Holding Corp. (a)	2,448
65	Thornburg Mortgage, Inc. - REIT	693
52	Torchmark Corp.	3,207
11	Tower Group, Inc.	357
14	Transatlantic Holdings, Inc.	1,041
363	Travelers Cos., Inc. (The)	19,279
7	Triad Guaranty, Inc. (a)	60
40	Trustco Bank Corp.	425
28	Trustmark Corp.	713
54	UCBH Holdings, Inc.	868
74	UDR, Inc. - REIT	1,630
17	UMB Financial Corp.	640
34	Umpqua Holdings Corp.	549
29	UnionBanCal Corp.	1,566
11	United America Indemnity, Ltd. - Class A (Cayman Islands) (a)	218
24	United Bankshares, Inc.	746
26	United Community Banks, Inc.	493
12	United Fire & Casualty Co.	370
26	Unitrin, Inc.	1,203
197	Unum Group	4,893
956	US Bancorp	31,634
26	U-Store-It Trust - REIT	261
66	Valley National Bancorp	1,294

See notes to financial statements.

54 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust | Portfolio of Investments (unaudited) continued

MZO | Claymore/Morningstar Services Super Sector Index ETF (continued)

Number of Shares	Description	Value
	Financials (continued)
73	Ventas, Inc. - REIT	$3,183
78	Vornado Realty Trust - REIT	7,020
72	W Holding Co., Inc. (Puerto Rico)	84
1,101	Wachovia Corp.	47,343
46	Waddell & Reed Financial, Inc. - Class A	1,572
47	Washington Federal, Inc.	1,103
500	Washington Mutual, Inc.	9,750
25	Washington Real Estate Investment Trust - REIT	801
30	Webster Financial Corp.	1,011
44	Weingarten Realty Investors - REIT	1,569
1,789	Wells Fargo & Co.	58,017
10	WesBanco, Inc.	240
16	Westamerica Bancorporation	752
13	Western Alliance Bancorp (a)	287
4	White Mountains Insurance Group, Ltd. (Bermuda)	2,060
36	Whitney Holding Corp.	986
37	Wilmington Trust Corp.	1,322
13	Wintrust Financial Corp.	459
8	World Acceptance Corp. (a)	253
98	WR Berkley Corp.	2,997
107	XL Capital, Ltd. - Class A (Cayman Island)	6,263
20	Zenith National Insurance Corp.	841
59	Zions Bancorporation	3,220

		1,547,079

	Health Care – 28.2%
854	Abbott Laboratories	49,114
0	Abraxis BioScience, Inc. (a)	15
21	Accuray, Inc. (a)	349
17	Adams Respiratory Therapeutics, Inc. (a)	733
32	Advanced Medical Optics, Inc. (a)	807
285	Aetna, Inc.	15,926
37	Affymetrix, Inc. (a)	771
44	Alcon, Inc. (Switzerland)	6,122
27	Alexion Pharmaceuticals, Inc. (a)	1,963
32	Align Technology, Inc. (a)	540
55	Alkermes, Inc. (a)	784
167	Allergan, Inc.	11,196
16	Alnylam Pharmaceuticals, Inc. (a)	522
24	Alpharma, Inc. - Class A (a)	504
9	AMAG Pharmaceuticals, Inc. (a)	519
14	Amedisys, Inc. (a)	597
9	American Medical Systems Holdings, Inc. (a)	123
28	AMERIGROUP Corp. (a)	962
103	AmerisourceBergen Corp.	4,673
602	Amgen, Inc. (a)	33,260
19	AMN Healthcare Services, Inc. (a)	321
16	Amsurg Corp. (a)	414
71	Amylin Pharmaceuticals, Inc. (a)	2,711
8	Analogic Corp.	431
13	APP Pharmaceuticals, Inc. (a)	153
99	Applera Corp. - Applied Biosystems Group - Tracking Stock	3,382
42	Applera Corp. - Celera Group - Tracking Stock (a)	635
24	Apria Healthcare Group, Inc. (a)	520
8	Arena Pharmaceuticals, Inc. (a)	70
15	Arthrocare Corp. (a)	812
60	Barr Pharmaceuticals, Inc. (a)	3,222
361	Baxter International, Inc.	21,613
34	Beckman Coulter, Inc.	2,405
129	Becton Dickinson & Co.	10,672
158	Biogen Idec, Inc. (a)	11,711
52	BioMarin Pharmaceuticals, Inc. (a)	1,430
10	Bio-Rad Laboratories, Inc. - Class A (a)	1,009
761	Boston Scientific Corp. (a)	9,611
1,090	Bristol-Myers Squibb Co.	32,297
28	Brookdale Senior Living, Inc.	927
28	Bruker BioSciences Corp. (a)	260
202	Cardinal Health, Inc.	12,231
220	Celgene Corp. (a)	13,541
24	Centene Corp. (a)	600
36	Cephalon, Inc. (a)	2,697
36	Charles River Laboratories International, Inc. (a)	2,287
14	Chemed Corp.	758
156	Cigna Corp.	8,363
52	Community Health Systems, Inc. (a)	1,738
15	Conmed Corp. (a)	373
24	Cooper Cos., Inc. (The)	1,033
35	Covance, Inc. (a)	3,057
85	Coventry Health Care, Inc. (a)	4,920
57	CR Bard, Inc.	4,818
16	Cross Country Healthcare, Inc. (a)	233
30	Cubist Pharmaceuticals, Inc. (a)	637
57	DaVita, Inc. (a)	3,532
44	Dendreon Corp. (a)	220
77	Dentsply International, Inc.	3,294

See notes to financial statements.

SemiAnnual Report | November 30, 2007 | 55

Claymore Exchange-Traded Fund Trust | Portfolio of Investments (unaudited) continued

MZO | Claymore/Morningstar Services Super Sector Index ETF (continued)

Number of Shares	Description	Value
	Health Care (continued)
10	Dionex Corp. (a)	$845
32	Edwards Lifesciences Corp. (a)	1,582
536	Eli Lilly & Co.	28,381
5	Emergency Medical Services Corp. - Class A (a)	154
72	Endo Pharmaceuticals Holdings, Inc. (a)	1,974
80	ev3, Inc. (a)	1,171
52	Exelixis, Inc. (a)	454
124	Express Scripts, Inc. (a)	8,401
188	Forest Laboratories, Inc. (a)	7,247
256	Genentech, Inc. (a)	19,520
28	Gen-Probe, Inc. (a)	1,873
145	Genzyme Corp. (a)	10,865
514	Gilead Sciences, Inc. (a)	23,922
6	GTx, Inc. (a)	86
14	Haemonetics Corp. (a)	812
34	Halozyme Therapeutics, Inc. (a)	288
131	Health Management Associates, Inc. - Class A	892
61	Health Net, Inc. (a)	2,963
18	HealthExtras, Inc. (a)	478
43	Healthsouth Corp. (a)	853
24	Healthspring, Inc. (a)	454
19	Healthways, Inc. (a)	1,109
48	Henry Schein, Inc. (a)	2,839
32	Hillenbrand Industries, Inc.	1,723
99	HLTH Corp. (a)	1,385
70	Hologic, Inc. (a)	4,647
85	Hospira, Inc. (a)	3,681
73	Human Genome Sciences, Inc. (a)	760
92	Humana, Inc. (a)	7,087
7	ICU Medical, Inc. (a)	260
34	Idexx Laboratories, Inc. (a)	2,057
29	Illumina, Inc. (a)	1,676
32	ImClone Systems, Inc. (a)	1,443
37	Immucor, Inc. (a)	1,227
106	IMS Health, Inc.	2,475
10	Integra LifeSciences Holdings Corp. (a)	415
14	InterMune, Inc. (a)	227
22	Intuitive Surgical, Inc. (a)	7,209
17	Invacare Corp.	442
17	inVentiv Health, Inc. (a)	496
34	Inverness Medical Innovations, Inc. (a)	1,995
26	Invitrogen Corp. (a)	2,522
45	Isis Pharmaceuticals, Inc. (a)	796
1,623	Johnson & Johnson	109,942
18	Kindred Healthcare, Inc. (a)	442
29	Kinetic Concepts, Inc. (a)	1,701
131	King Pharmaceuticals, Inc. (a)	1,387
20	KV Pharmaceutical Co. - Class A (a)	564
64	Laboratory Corp. of America Holdings (a)	4,651
11	LCA-Vision, Inc.	179
18	Lifecell Corp. (a)	730
31	LifePoint Hospitals, Inc. (a)	981
41	Ligand Pharmaceuticals, Inc. - Class B	201
46	Lincare Holdings, Inc. (a)	1,573
21	Magellan Health Services, Inc. (a)	954
56	MannKind Corp. (a)	526
17	Martek Biosciences Corp. (a)	440
12	Matria Healthcare, Inc. (a)	273
164	McKesson Corp.	10,944
15	Medarex, Inc. (a)	191
150	Medco Health Solutions, Inc. (a)	14,997
28	Medicines Co. (The) (a)	495
30	Medicis Pharmaceutical Corp. - Class A	807
631	Medtronic, Inc.	32,086
23	Mentor Corp.	865
1,205	Merck & Co., Inc.	71,529
20	Meridian Bioscience, Inc.	617
43	MGI Pharma, Inc. (a)	1,488
174	Millennium Pharmaceuticals, Inc. (a)	2,565
29	Millipore Corp. (a)	2,375
8	Molina Healthcare, Inc. (a)	300
133	Mylan, Inc.	1,913
23	Myriad Genetics, Inc. (a)	1,109
11	Nektar Therapeutics (a)	73
10	Nighthawk Radiology Holdings, Inc. (a)	211
19	NuVasive, Inc. (a)	809
66	Omnicare, Inc.	1,682
30	Onyx Pharmaceuticals, Inc. (a)	1,636
8	Orthofix International NV (Netherlands Antilles) (a)	467
31	OSI Pharmaceuticals, Inc. (a)	1,446
22	Owens & Minor, Inc.	864
9	Palomar Medical Technologies, Inc. (a)	158
20	Par Pharmaceutical Cos., Inc. (a)	385

See notes to financial statements.

56 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust | Portfolio of Investments (unaudited) continued

MZO | Claymore/Morningstar Services Super Sector Index ETF (continued)

Number of Shares	Description	Value
	Health Care (continued)
15	Parexel International Corp. (a)	$664
70	Patterson Cos., Inc. (a)	2,253
63	PDL BioPharma, Inc. (a)	1,116
26	Pediatrix Medical Group, Inc. (a)	1,681
42	Perrigo Co.	1,298
3,837	Pfizer, Inc.	91,167
57	Pharmaceutical Product Development, Inc.	2,413
16	Pharmion Corp. (a)	1,021
12	Progenics Pharmaceuticals, Inc. (a)	233
37	PSS World Medical, Inc. (a)	710
29	Psychiatric Solutions, Inc. (a)	1,059
82	Quest Diagnostics, Inc.	4,515
7	Radiation Therapy Services, Inc. (a)	218
34	Regeneron Pharmaceuticals, Inc. (a)	741
41	Resmed, Inc. (a)	1,878
40	Respironics, Inc. (a)	1,970
26	Salix Pharmaceuticals, Ltd. (a)	295
828	Schering-Plough Corp.	25,916
18	Sciele Pharma, Inc. (a)	402
58	Sepracor, Inc. (a)	1,539
28	Sierra Health Services, Inc. (a)	1,169
10	Sirona Dental Systems, Inc. (a)	271
201	St Jude Medical, Inc. (a)	7,990
35	STERIS Corp.	979
180	Stryker Corp.	13,073
24	Sunrise Senior Living, Inc. (a)	753
20	Techne Corp. (a)	1,303
257	Tenet Healthcare Corp. (a)	1,416
26	Theravance, Inc. (a)	626
236	Thermo Fisher Scientific, Inc. (a)	13,603
26	Thoratec Corp. (a)	509
10	United Therapeutics Corp. (a)	1,001
733	UnitedHealth Group, Inc.	40,315
21	Universal American Corp. (a)	501
27	Universal Health Services, Inc. - Class B	1,376
51	Valeant Pharmaceuticals International (a)	589
17	Varian, Inc. (a)	1,191
69	Varian Medical Systems, Inc. (a)	3,447
45	VCA Antech, Inc. (a)	1,846
19	Ventana Medical Systems, Inc. (a)	1,688
71	Vertex Pharmaceuticals, Inc. (a)	1,803
38	Viropharma, Inc. (a)	340
4	Vital Signs, Inc.	212
13	Volcano Corp. (a)	190
55	Waters Corp. (a)	4,292
55	Watson Pharmaceuticals, Inc. (a)	1,612
20	WellCare Health Plans, Inc. (a)	778
332	WellPoint, Inc. (a)	27,958
19	Wright Medical Group, Inc. (a)	513
739	Wyeth	36,285
12	XenoPort, Inc. (a)	631
132	Zimmer Holdings, Inc. (a)	8,544
21	Zymogenetics, Inc. (a)	308

		1,050,861

	Industrials – 7.0%
24	ABM Industries, Inc.	490
14	Administaff, Inc.	458
10	Advisory Board Co. (The) (a)	650
49	Airtran Holdings, Inc. (a)	416
23	Alaska Air Group, Inc. (a)	583
23	Alexander & Baldwin, Inc.	1,182
155	Allied Waste Industries, Inc. (a)	1,769
4	Amerco, Inc. (a)	262
6	American Commercial Lines, Inc. (a)	104
21	American Reprographics Co. (a)	325
126	AMR Corp. (a)	2,669
16	Apogee Enterprises, Inc.	356
12	Arkansas Best Corp.	274
9	Atlas Air Worldwide Holdings, Inc. (a)	474
55	Avis Budget Group, Inc. (a)	827
24	Beacon Roofing Supply, Inc. (a)	221
22	Brink’s Co. (The)	1,408
177	Burlington Northern Santa Fe Corp.	14,783
94	CH Robinson Worldwide, Inc.	4,846
42	ChoicePoint, Inc. (a)	1,590
74	Cintas Corp.	2,367
9	Clean Harbors, Inc. (a)	484
8	Consolidated Graphics, Inc. (a)	414
52	Continental Airlines, Inc. - Class B (a)	1,464
25	Con-way, Inc.	1,057
36	Copart, Inc. (a)	1,345
20	Corporate Executive Board Co.	1,342
66	Corrections Corp. of America (a)	2,014
10	CoStar Group, Inc. (a)	482

See notes to financial statements.

SemiAnnual Report | November 30, 2007 | 57

Claymore Exchange-Traded Fund Trust | Portfolio of Investments (unaudited) continued

MZO | Claymore/Morningstar Services Super Sector Index ETF (continued)

Number of Shares	Description	Value
	Industrials (continued)
58	Covanta Holding Corp. (a)	$1,565
6	CRA International, Inc. (a)	278
241	CSX Corp.	10,122
28	Deluxe Corp.	885
12	Dollar Thrifty Automotive Group (a)	311
38	Donaldson Co., Inc.	1,778
32	Dun & Bradstreet Corp.	2,855
23	Eagle Bulk Shipping, Inc. (Marshall Island)	658
34	EMCOR Group, Inc. (a)	906
83	Equifax, Inc.	3,090
116	Expeditors International Washington, Inc.	5,443
76	Fastenal Co.	3,013
158	FedEx Corp.	15,558
5	First Advantage Corp. - Class A (a)	91
49	Fluor Corp.	7,211
17	Forward Air Corp.	550
42	Foster Wheeler, Ltd. (Bermuda) (a)	6,258
23	FTI Consulting, Inc. (a)	1,311
12	G&K Services, Inc. - Class A	488
25	GATX Corp.	926
17	Genco Shipping & Trading, Ltd. (Marshall Island)	1,076
20	Genesee & Wyoming, Inc. - Class A (a)	524
27	Geo Group, Inc. (The) (a)	687
19	Granite Construction, Inc.	779
9	H&E Equipment Services, Inc. (a)	155
20	Healthcare Services Group	438
33	Heartland Express, Inc.	479
10	Heidrick & Struggles International, Inc. (a)	363
72	Hertz Global Holdings, Inc. (a)	1,375
13	Horizon Lines, Inc. -Class A	259
21	HUB Group, Inc. - Class A (a)	548
10	Huron Consulting Group, Inc. (a)	733
16	IHS, Inc. - Class A (a)	1,122
16	Interline Brands, Inc. (a)	383
66	Jacobs Engineering Group, Inc. (a)	5,529
56	JB Hunt Transport Services, Inc.	1,472
90	JetBlue Airways Corp. (a)	630
42	Kansas City Southern (a)	1,446
91	KBR, Inc. (a)	3,624
13	Kelly Services, Inc. - Class A	248
13	Kenexa Corp. (a)	252
29	Kirby Corp. (a)	1,394
30	Knight Transportation, Inc.	456
23	Korn/Ferry International (a)	396
30	Landstar System, Inc.	1,193
35	Lennox International, Inc.	1,184
69	Manitowoc Co., Inc. (The)	3,026
46	Manpower, Inc.	2,811
12	Mcgrath Rentcorp	319
63	Monster Worldwide, Inc. (a)	2,128
26	MSC Industrial Direct Co. - Class A	1,124
23	Navigant Consulting, Inc. (a)	299
218	Norfolk Southern Corp.	11,164
18	Old Dominion Freight Line, Inc. (a)	406
20	Pacer International, Inc.	275
66	Pall Corp.	2,524
54	Pentair, Inc.	1,832
11	Perini Corp. (a)	585
29	PHH Corp. (a)	643
20	Republic Airways Holdings, Inc. (a)	402
93	Republic Services, Inc.	3,085
25	Resources Connection, Inc. (a)	515
91	Robert Half International, Inc.	2,453
19	Rollins, Inc.	559
119	RR Donnelley & Sons Co.	4,363
33	Ryder System, Inc.	1,431
35	Skywest, Inc.	921
427	Southwest Airlines Co.	6,042
48	Stericycle, Inc. (a)	2,825
9	TAL International Group, Inc.	204
22	TeleTech Holdings, Inc. (a)	456
31	Tetra Tech, Inc. (a)	642
97	Trane, Inc.	3,561
26	TrueBlue, Inc. (a)	391
63	UAL Corp.	2,579
148	Union Pacific Corp.	18,669
377	United Parcel Service, Inc. - Class B	27,777
40	United Rentals, Inc. (a)	931
43	URS Corp. (a)	2,495
46	US Airways Group, Inc. (a)	955
11	Viad Corp.	341

See notes to financial statements.

58 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust | Portfolio of Investments (unaudited) continued

MZO | Claymore/Morningstar Services Super Sector Index ETF (continued)

Number of Shares	Description	Value
	Industrials (continued)
8	Volt Information Sciences, Inc. (a)	$102
37	Waste Connections, Inc. (a)	1,178
286	Waste Management, Inc.	9,816
23	Watson Wyatt Worldwide, Inc. - Class A	1,059
29	Werner Enterprises, Inc.	509
41	WW Grainger, Inc.	3,620
31	YRC Worldwide, Inc. (a)	549

		260,264

	Information Technology – 5.6%
37	Acxiom Corp.	456
43	Alliance Data Systems Corp. (a)	3,341
67	Arrow Electronics, Inc. (a)	2,480
294	Automatic Data Processing, Inc.	13,248
81	Avnet, Inc. (a)	2,794
7	Bankrate, Inc. (a)	274
24	Blackbaud, Inc.	683
14	Blackboard, Inc. (a)	546
17	CACI International, Inc. - Class A (a)	772
21	Checkpoint Systems, Inc. (a)	499
75	Convergys Corp. (a)	1,223
22	Digital River, Inc. (a)	851
28	DST Systems, Inc. (a)	2,373
648	eBay, Inc. (a)	21,727
19	Equinix, Inc. (a)	1,978
25	Euronet Worldwide, Inc. (a)	819
24	Factset Research Systems, Inc.	1,504
31	Fair Isaac Corp.	1,146
105	Fidelity National Information Services, Inc.	4,538
91	Fiserv, Inc. (a)	4,671
8	Forrester Research, Inc. (a)	209
38	Gartner, Inc. (a)	718
25	Global Cash Access Holdings, Inc. (a)	87
43	Global Payments, Inc.	1,858
128	Google, Inc. - Class A (a)	88,704
9	Heartland Payment Systems, Inc.	291
55	Hewitt Associates, Inc. - Class A (a)	2,062
80	Ingram Micro, Inc. - Class A (a)	1,592
26	Insight Enterprises, Inc. (a)	515
99	Iron Mountain, Inc. (a)	3,612
46	Jack Henry & Associates, Inc.	1,231
11	LoopNet, Inc. (a)	169
38	Mastercard, Inc. - Class A	7,625
12	MAXIMUS, Inc.	468
0	Metavante Technologies, Inc. (a)	8
21	Mettler Toledo International, Inc. (a)	2,444
5	MicroStrategy, Inc. - Class A (a)	504
45	MoneyGram International, Inc.	695
84	Move, Inc. (a)	197
56	MPS Group, Inc. (a)	622
53	NAVTEQ Corp. (a)	3,969
20	Omniture, Inc. (a)	568
199	Paychex, Inc.	7,761
56	RealNetworks, Inc. (a)	346
23	SRA International, Inc. - Class A (a)	629
11	Synchronoss Technologies, Inc. (a)	362
9	SYNNEX Corp. (a)	186
7	Syntel, Inc.	252
30	Tech Data Corp. (a)	1,128
20	Total System Services, Inc.	561
54	Valueclick, Inc. (a)	1,277
22	VistaPrint Ltd. (Bermuda) (a)	977
5	WebMD Health Corp. - Class A (a)	213
450	Western Union Co. (The)	10,170
22	Wright Express Corp. (a)	835

		208,768

	Materials – 0.0%
14	Metal Management, Inc.	644

	Telecommunication Services – 0.0%
31	Premiere Global Services, Inc. (a)	427

	Total Common Stock – 99.3% (Cost $ 3,748,807)	3,694,212

	Exchange-Traded Funds – 0.4%
86	SPDR Trust Series 1 (cost $ 12,802)	12,785

	Total Investments – 99.7% (Cost $ 3,761,609)	3,706,997
	Other Assets in excess of Liabilities - 0.3%	12,131

	Net Assets – 100.0%	$3,719,128

REIT – Real Estate Investment Trust

(a)	Non-income producing security.

See notes to financial statements.

SemiAnnual Report | November 30, 2007 | 59

Claymore Exchange-Traded Fund Trust | Portfolio of Investments (unaudited) continued

CLV | Claymore/Robeco Boston Partners Large-Cap Value ETF

Number of Shares	Description	Value
	Total Investments – 100.0%
	Common Stocks – 98.8%
	Consumer Discretionary – 7.8%
534	Best Buy Co, Inc.	$27,261
1,233	CBS Corp.	33,821
307	Dollar Tree Stores, Inc. (a)	8,799
1,098	Eastman Kodak Co.	25,781
688	Gap, Inc. (The)	14,035
597	General Motors Corp.	17,808
719	Hasbro, Inc.	19,967
450	IAC/InterActiveCorp. (a)	12,523
116	Liberty Media Corp - Capital Series A (Tracking Stock) (a)	13,811
533	McDonald’s Corp.	31,164
27	NVR, Inc. (a)	13,284
342	Omnicom Group, Inc.	16,673
601	RadioShack Corp.	11,118
99	Sears Holdings Corp. (a)	10,445
271	Sony Corp., ADR (Japan)	14,626
1,711	Time Warner, Inc.	29,532
1,440	Walt Disney Co. (The)	47,736
378	WPP Group PLC, ADR (United Kingdom)	23,909

		372,293

	Consumer Staples – 4.2%
939	Altria Group, Inc.	72,829
525	Fomento Economico Mexicano SAB de CV, ADR (Mexico)	17,010
217	General Mills, Inc.	13,053
141	Imperial Tobacco Group PLC, ADR (United Kingdom)	14,623
200	Kimberly-Clark Corp.	13,962
171	Loews Corp. (Tracking Stock)	15,210
674	Tyson Foods, Inc., Class A	10,049
794	Unilever NV (Netherlands)	28,123
415	Unilever PLC, ADR (United Kingdom)	15,143

		200,002

	Energy – 16.0%
354	BP PLC, ADR (United Kingdom)	25,750
1,660	Chevron Corp.	145,698
1,269	ConocoPhillips	101,571
335	ENI SpA, ADR (Italy)	23,973
3,231	Exxon Mobil Corp.	288,076
186	Hess Corp.	13,247
661	Marathon Oil Corp.	36,950
290	Occidental Petroleum Corp.	20,233
168	Petroleo Brasileiro SA, ADR (Brazil)	16,178
295	Royal Dutch Shell PLC, Class A ADR (United Kingdom)	24,022
295	Royal Dutch Shell PLC, Class B ADR (United Kingdom)	23,789
200	Sunoco, Inc.	13,420
323	Total SA, ADR (France)	26,137

		759,044

	Financials – 34.5%
1,099	Allianz SE, ADR (Germany)	22,617
839	Allstate Corp. (The)	42,890
1,724	American International Group, Inc.	100,216
1,267	AmeriCredit Corp. (a)	14,532
1,024	Annaly Capital Management, Inc., REIT	17,623
757	AON Corp.	37,827
383	Arch Capital Group Ltd. (Bermuda) (a)	26,726
557	Assurant, Inc.	36,445
764	Axis Capital Holdings Ltd. (Bermuda)	29,139
3,399	Bank of America Corp.	156,796
498	Barclays PLC, ADR (United Kingdom)	23,087
7	Berkshire Hathaway, Inc., Class B (a)	32,830
163	Boston Properties, Inc., REIT	16,042
740	Chubb Corp.	40,367
3,794	Citigroup, Inc.	126,340
195	Deutsche Bank AG (Germany)	25,691
223	Developers Diversified Realty Corp., REIT	9,903
278	Everest Re Group Ltd. (Bermuda)	29,171
339	First Marblehead Corp. (The)	10,173
287	General Growth Properties, Inc., REIT	13,328
789	Genworth Financial, Inc., Class A	20,703
266	Goldman Sachs Group, Inc. (The)	60,286
270	HSBC Holdings PLC, ADR (United Kingdom)	23,085
517	ING Groep NV, ADR (Netherlands)	20,049
354	iStar Financial, Inc., REIT	10,362
124	Jones Lang LaSalle, Inc.	10,425
2,782	JPMorgan Chase & Co.	126,915
490	Keycorp	12,907
654	Lehman Brothers Holdings, Inc.	40,960
417	Lincoln National Corp.	25,675
570	Lloyds TSB Group PLC, ADR (United Kingdom)	23,245
386	Loews Corp.	18,447
385	MBIA, Inc.	14,056

See notes to financial statements.

60 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust | Portfolio of Investments (unaudited) continued

CLV | Claymore/Robeco Boston Partners Large-Cap Value ETF (continued)

Number of Shares	Description	Value
	Financials (continued)
764	Merrill Lynch & Co., Inc.	$45,794
232	MetLife, Inc.	15,217
2,758	Mitsubishi UFJ Financial Group, Inc., ADR (Japan)	27,001
268	Moody’s Corp.	10,093
1,063	Morgan Stanley	56,041
375	Prologis, REIT	24,532
502	Prudential Financial, Inc.	47,258
489	Safeco Corp.	28,220
188	SL Green Realty Corp., REIT	19,533
553	SunTrust Banks, Inc.	38,771
936	Travelers Cos., Inc. (The)	49,711
465	UBS AG (Switzerland)	23,473
251	Wachovia Corp.	10,793
661	Washington Mutual, Inc.	12,890
371	Wells Fargo & Co.	12,032

		1,640,217

	Health Care – 9.5%
534	Aetna, Inc.	29,840
283	AmerisourceBergen Corp.	12,840
258	AstraZeneca PLC, ADR (United Kingdom)	12,224
190	Biogen Idec, Inc. (a)	14,083
275	Cigna Corp.	14,743
226	Coventry Health Care, Inc. (a)	13,081
453	Health Net, Inc. (a)	22,007
366	Humana, Inc. (a)	28,193
1,407	King Pharmaceuticals, Inc. (a)	14,900
311	McKesson Corp.	20,753
143	Medco Health Solutions, Inc. (a)	14,299
430	Merck & Co., Inc.	25,525
5,622	Pfizer, Inc.	133,579
582	Sanofi-Aventis SA, ADR (France)	27,622
498	UnitedHealth Group, Inc.	27,390
458	WellPoint, Inc. (a)	38,568

		449,647

	Industrials – 8.3%
609	AMR Corp. (a)	12,899
239	Boeing Co.	22,117
311	CSX Corp.	13,062
167	Deere & Co.	28,691
1,541	Delta Air Lines, Inc. (a)	30,450
194	General Dynamics Corp.	17,223
266	Honeywell International, Inc.	15,061
326	KBR, Inc. (a)	12,981
561	Koninklijke Philips Electronics NV (Netherlands)	23,343
131	L-3 Communications Holdings, Inc.	14,495
242	Lockheed Martin Corp.	26,782
526	Northrop Grumman Corp.	41,444
787	Northwest Airlines Corp. (a)	14,308
171	Parker Hannifin Corp.	13,583
319	Raytheon, Co.	19,730
95	Siemens AG, ADR (Germany)	14,418
148	SPX Corp.	15,060
168	Teleflex, Inc.	10,135
574	Tyco International Ltd. (Bermuda)	23,035
291	UAL Corp. (a)	11,914
114	Union Pacific Corp.	14,380

		395,111

	Information Technology – 5.5%
748	Applied Materials, Inc.	14,085
681	ASML Holding NV (Netherlands) (a)	23,665
367	Canon, Inc., ADR (Japan)	19,312
568	Computer Sciences Corp. (a)	30,002
474	Dell, Inc. (a)	11,632
497	eBay, Inc. (a)	16,664
1,255	Electronic Data Systems Corp.	25,426
491	Hewlett-Packard Co.	25,120
208	Hitachi Ltd., ADR (Japan)	14,552
377	International Business Machines Corp.	39,653
849	Microsoft Corp.	28,526
581	Oracle Corp. (a)	11,725

		260,362

	Materials – 2.6%
394	Alcoa, Inc.	14,330
435	Anglo American PLC, ADR (United Kingdom)	14,655
442	Ashland, Inc.	21,764
167	BHP Billiton Ltd., ADR (Australia)	12,664
318	CRH PLC, ADR (Ireland)	12,074
287	Dow Chemical Co. (The)	12,037
788	International Paper Co.	26,595
122	United States Steel Corp.	11,919

		126,038

See notes to financial statements.

SemiAnnual Report | November 30, 2007 | 61

Claymore Exchange-Traded Fund Trust | Portfolio of Investments (unaudited) continued

CLV | Claymore/Robeco Boston Partners Large-Cap Value ETF (continued)

Number of Shares	Description	Value
	Telecommunications – 5.9%
4,195	AT&T, Inc.	$160,291
538	France Telecom SA, ADR (France)	20,417
3,686	Qwest Communications International, Inc. (a)	24,438
1,182	Sprint Nextel Corp.	18,345
533	Telecom Italia SpA, ADR (Italy)	13,229
179	Telefonica SA, ADR (Spain)	18,020
701	Vodafone Group PLC, ADR (United Kingdom)	26,112

		280,852

	Utilities – 4.5%
624	AES Corp. (The) (a)	13,634
768	Centerpoint Energy, Inc.	13,709
140	Constellation Energy Group, Inc.	14,029
223	CPFL Energia SA, ADR (Brazil)	13,293
258	DTE Energy Co.	12,655
220	Edison International	12,316
215	FirstEnergy Corp.	14,740
648	Mirant Corp. (a)	25,006
321	National Grid PLC, ADR (United Kingdom)	27,121
272	Oneok, Inc.	12,648
266	PG&E Corp.	12,308
140	Public Service Enterprise Group, Inc.	13,404
214	Sempra Energy	13,401
151	Veolia Environnement, ADR (France)	14,013

		212,277

	Total Common Stocks – 98.8% (Cost $4,772,479)	4,695,843

	Preferred Stock – 0.7%
	Energy – 0.4%
198	Petroleo Brasileiro SA, Class A - ADR (Brazil)	16,072

	Telecommunications – 0.3%
745	Tele Norte Leste Participacoes SA, ADR (Brazil)	15,585

	Total Preferred Stock – 0.7% (cost $28,257)	31,657

	Exchange - Traded Funds – 0.5%
317	iShares S&P 500 Value Index Fund (Cost $24,765)	24,900

	Total Investments – 100.0%
	(Cost $4,825,501)	4,752,400
	Liabilities in excess of other Assets - 0.0%	(1,744)

	Net Assets – 100.0%	$4,750,656

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

PLC – Public Limited Company

NV – Legal Entity

SA – Corporation

SpA – Joint Stock Company

(a)	Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

62 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust | Portfolio of Investments (unaudited) continued

IRO | Claymore/Zacks Dividend Rotation ETF

Number of Shares	Description	Value
	Common Stocks – 100.2%
	Consumer Discretionary – 27.3%
1,132	American Eagle Outfitters, Inc.	$25,911
468	Black & Decker Corp.	38,680
1,452	Brown Shoe Co., Inc.	24,640
7,289	Building Materials Holding Corp.	41,693
3,192	Cato Corp. (The) - Class A	48,072
1,286	Family Dollar Stores, Inc.	30,285
1,602	Gannett Co., Inc.	58,874
1,152	Genuine Parts Co.	55,354
2,265	H&R Block, Inc.	44,575
1,073	Harley-Davidson, Inc.	51,525
1,710	Home Depot, Inc.	48,838
1,365	Jackson Hewitt Tax Service, Inc.	44,021
4,536	Kellwood Co.	67,995
3,486	McClatchy Co. - Class A	47,096
254	Men’s Wearhouse, Inc.	8,768
408	Nike, Inc. - Class B	26,785
1,000	OfficeMax, Inc.	24,930
498	Omnicom Group, Inc.	24,278
780	Ross Stores, Inc.	20,576
617	Royal Caribbean Cruises Ltd. (Liberia)	25,026
1,119	Stage Stores, Inc.	18,933
705	Stanley Works (The)	36,766
10,796	Stein Mart, Inc.	58,514
557	VF Corp.	41,658
1,356	Winnebago Industries	29,181
1,046	Wolverine World Wide, Inc.	25,909

		968,883

	Consumer Staples – 0.5%
467	Safeway, Inc.	16,252
	Energy – 2.7%
385	EnCana Corp. (Canada)	25,121
62	ENSCO International, Inc.	3,339
165	Nexen, Inc. (Canada)	4,686
456	Occidental Petroleum Corp.	31,815
384	Tidewater, Inc.	18,774
211	XTO Energy, Inc.	13,044

		96,779

	Financials – 49.5%
577	ACE Ltd. (Cayman Islands)	34,522
851	Axis Capital Holdings Ltd. (Bermuda)	32,457
930	Bancorpsouth, Inc.	22,748
1,032	Bank of Nova Scotia (Canada)	54,717
504	BankUnited Financial Corp. - Class A	4,022
1,224	Banner Corp.	36,671
544	Canadian Imperial Bank of Commerce (Canada)	48,509
777	Chubb Corp.	42,385
1,689	Cincinnati Financial Corp.	67,526
11,370	Corus Bankshares, Inc.	107,901
1,103	Endurance Specialty Holdings Ltd. (Bermuda)	44,550
563	FBL Financial Group, Inc. - Class A	20,870
1,320	First American Corp.	45,118
1,361	First Marblehead Corp. (The)	40,844
1,987	First Midwest Bancorp, Inc.	64,975
1,945	Hanmi Financial Corp.	18,653
1,886	Harleysville Group, Inc.	66,010
1,029	HCC Insurance Holdings, Inc.	31,631
2,042	Horace Mann Educators Corp.	39,942
3,134	Host Hotels & Resorts, Inc. - REIT	60,141
1,486	Independent Bank Corp.	43,005
1,617	Integra Bank Corp.	25,985

See notes to financial statements.

SemiAnnual Report | November 30, 2007 | 63

Claymore Exchange-Traded Fund Trust | Portfolio of Investments (unaudited) continued

IRO | Claymore/Zacks Dividend Rotation ETF (continued)

Number of Shares	Description	Value
	Financials (continued)
1,685	IPC Holdings Ltd. (Bermuda)	$49,809
1,547	Kingsway Financial Services, Inc. (Canada)	24,706
256	Legg Mason, Inc.	19,535
742	MBIA, Inc.	27,090
1,832	Montpelier Re Holdings Ltd. (Bermuda)	31,730
3,397	Nara Bancorp, Inc.	45,316
499	National Financial Partners Corp.	22,655
690	Nationwide Financial Services - Class A	30,884
784	NYMAGIC, Inc.	17,468
5,195	Old Republic International Corp.	77,977
7,956	Oriental Financial Group (Puerto Rico)	107,247
697	Raymond James Financial, Inc.	22,639
495	RLI Corp.	29,517
2,014	Southwest Bancorp, Inc.	36,151
1,423	State Auto Financial Corp.	39,673
1,343	Sterling Financial Corp.	24,080
2,259	Synovus Financial Corp.	56,227
799	Travelers Cos., Inc. (The)	42,435
916	United Bankshares, Inc.	28,469
1,397	United Community Banks, Inc.	26,487
424	WR Berkley Corp.	12,966
547	XL Capital Ltd. - Class A (Cayman Islands)	32,016

		1,758,259

	Health Care – 0.7%
1,809	Mylan, Inc.	26,013

	Industrials – 8.4%
369	Burlington Northern Santa Fe Corp.	30,819
456	Canadian National Railway Co. (Canada)	22,362
322	Canadian Pacific Railway Ltd. (Canada)	21,548
345	Cascade Corp.	20,814
71	FedEx Corp.	6,991
1,118	GATX Corp.	41,400
415	Granite Construction, Inc.	17,023
848	Hubbell, Inc. - Class B	46,581
2,609	Knoll, Inc.	45,605
287	Lincoln Electric Holdings, Inc.	20,024
501	Regal-Beloit Corp.	23,587

		296,754

	Information Technology – 1.8%
2,119	Imation Corp.	42,528
1,475	MoneyGram International, Inc.	22,774

		65,302

	Materials – 6.0%
1,579	Dow Chemical Co. (The)	66,223
753	Eastman Chemical Co.	48,350
1,582	Methanex Corp. (Canada)	47,080
219	Nucor Corp.	12,967
495	Quanex Corp.	24,770
271	Steel Dynamics, Inc.	13,634

		213,024

	Telecommunication Services – 1.0%
941	Atlantic Tele-Network, Inc.	35,890

	Utilities – 2.3%
720	Edison International	40,306
1,435	MDU Resources Group, Inc.	39,161

		79,467

	Total Investments – 100.2% (Cost $3,732,343)	3,556,623
	Liabilities in Excess of Other Assets - (0.2%)	(5,522)

	Net Assets – 100.0%	$3,551,101

REIT – Real Estate Investment Trust

Securities are classified by sectors that represent board groupings of related industries.

See notes to financial statements.

64 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust

Statement of Assets and Liabilities | November 30, 2007 (unaudited)

	Claymore/ BBD High Income Index ETF	Claymore/ KLD Sudan Free Large-Cap Core ETF	Claymore/ Morningstar Information Super Sector Index ETF	Claymore/ Morningstar Manufacturing Super Sector Index ETF	Claymore/ Morningstar Services Super Sector Index ETF	Claymore/ Robeco Boston Partners Large-Cap Value ETF	Claymore/ Zacks Dividend Rotation ETF
Assets
Investments in securities, at value	$4,161,522	$3,668,447	$3,832,806	$4,005,115	$3,706,997	$4,752,400	$3,556,623
Cash	1,028	11,141	4,364	14,438	5,994	5,341	—
Receivables:
Dividends	13,612	6,067	3,759	8,755	7,336	6,675	779
Investments sold	—	—	—	—	2,153	2,349,771	25,092
Due from Adviser	49,242	51,946	51,664	52,599	52,149	58,251	12,990
Other assets	27,656	27,656	35,442	35,442	35,442	27,791	43,899

Total assets	4,253,060	3,765,257	3,928,035	4,116,349	3,810,071	7,200,229	3,639,383

Liabilities
Custodian bank	—	—	—	—	—	—	29,283
Payables:
Investments purchased	—	—	—	—	—	2,352,137	—
Administration fee payable	416	444	301	303	288	295	96
Offering costs payable	36,232	33,232	37,607	37,607	37,607	37,732	45,000
Accrued advisory fees	—	—	—	—	—	—	—
Accrued expenses	52,953	54,649	52,748	53,721	53,048	59,409	13,903

Total liabilities	89,601	88,325	90,656	91,631	90,943	2,449,573	88,282

Net Assets	$4,163,459	$3,676,932	$3,837,379	$4,024,718	$3,719,128	$4,750,656	$3,551,101

Composition of Net Assets
Paid-in capital	$4,775,224	$3,770,394	$3,763,852	$3,734,933	$3,768,269	$4,837,557	$3,793,077
Undistributed net investment income (loss)	10,318	7,639	(2,874)	12,223	8,461	1,712	(4,466)
Net realized gain (loss) on investments	(124,625)	2,450	1,874	3,341	(2,990)	(15,512)	(61,790)
Net unrealized appreciation (depreciation) on investments	(497,458)	(103,551)	74,527	274,221	(54,612)	(73,101)	(175,720)

Net Assets	$4,163,459	$3,676,932	$3,837,379	$4,024,718	$3,719,128	$4,750,656	$3,551,101

Shares outstanding ($0.01 par value with unlimited amount authorized)	200,000	150,000	150,000	150,000	150,000	200,000	150,000
Net Asset Value	$20.82	$24.51	$25.58	$26.83	$24.79	$23.75	$23.67

Investments in securities, at cost	$4,658,980	$3,771,998	$3,758,279	$3,730,894	$3,761,609	$4,825,501	$3,732,343

See notes to financial statements.

SemiAnnual Report | November 30, 2007 | 65

Claymore Exchange-Traded Fund Trust

Statement of Operations | For the periods ended November 30, 2007 (unaudited)

	Claymore/ BBD High Income Index ETF*	Claymore/ KLD Sudan Free Large-Cap Core ETF*	Claymore/ Morningstar Information Super Sector Index ETF***	Claymore/ Morningstar Manufacturing Super Sector Index ETF***	Claymore/ Morningstar Services Super Sector Index ETF***	Claymore/ Robeco Boston Partners Large-Cap Value ETF**	Claymore/ Zacks Dividend Rotation ETF****
Investment Income
Dividend income	$124,127	$32,628	$12,283	$27,419	$23,417	$24,901	$1,644
Foreign taxes withheld	(119)	(2)	—	—	(3)	(209)	—

Total investment income	124,008	32,626	12,283	27,419	23,414	24,692	1,644

Expenses
Advisory fee	7,557	8,065	4,373	4,408	4,191	5,357	1,737
Administration fee	416	444	301	303	288	295	96
Custodian fee	18,166	18,325	10,972	11,084	10,972	17,991	4,432
Licensing	1,511	1,340	23,059	23,059	23,059	1,072	347
Listing fee and expenses	547	505	781	1,121	636	430	286
Miscellaneous	7,326	5,700	2,331	2,377	2,388	6,313	1,562
Offering costs	21,344	21,344	13,558	13,558	13,558	21,210	5,101
Printing expenses	6,680	6,069	2,929	3,105	3,154	9,269	1,688
Professional fees	17,852	21,644	11,931	12,186	12,067	22,610	5,258
Registration & filings	60	147	168	202	172	139	38
Trustees’ fees and expenses	1,280	1,414	791	800	808	1,902	292

Total expenses	82,739	84,997	71,194	72,203	71,293	86,588	20,837
Advisory fees waived	(7,557)	(8,065)	(4,373)	(4,408)	(4,191)	(5,357)	(1,737)
Other expenses waived or reimbursed	(49,242)	(51,945)	(51,664)	(52,599)	(52,149)	(58,251)	(12,990)

Net Expenses	25,940	24,987	15,157	15,196	14,953	22,980	6,110

Net Investment Income (Loss)	98,068	7,639	(2,874)	12,223	8,461	1,712	(4,466)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on Investments	(158,366)	2,450	1,874	3,341	(2,990)	(15,512)	(60,872)
In-kind transactions	33,741	—	—	—	—	—	(918)

Net realized gain (loss)	(124,625)	2,450	1,874	3,341	(2,990)	(15,512)	(61,790)
Net unrealized appreciation (depreciation) on investments	(497,458)	(103,551)	74,527	274,221	(54,612)	(73,101)	(175,720)

Net realized and unrealized gain (loss) on investments	(622,083)	(101,101)	76,401	277,562	(57,602)	(88,613)	(237,510)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(524,015)	$(93,462)	$73,527	$289,785	$(49,141)	$(86,901)	$(241,976)

*	Commencement of investment operations - June 25, 2007.

**	Commencement of investment operations - June 28, 2007.

***	Commencement of investment operations - August 22, 2007.

****	Commencement of investment operations - October 24, 2007.

See notes to financial statements.

66 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust

Statement of Changes in Net Assets For the period ended November 30, 2007 (unaudited)

	Claymore/ BBD High Income Index ETF*	Claymore/ KLD Sudan Free Large-Cap Core ETF*	Claymore/ Morningstar Information Super Sector Index ETF***	Claymore/ Morningstar Manufacturing Super Sector Index ETF***	Claymore/ Morningstar Services Super Sector Index ETF***	Claymore/ Robeco Boston Partners Large-Cap Value ETF**	Claymore/ Zacks Dividend Rotation ETF****
Increase in Net Assets Resulting from Operations
Net investment income (loss)	$98,068	$7,639	$(2,874)	$12,223	$8,461	$1,712	$(4,466)
Net realized gain (loss) on investments	(124,625)	2,450	1,874	3,341	(2,990)	(15,512)	(61,790)
Net unrealized appreciation (depreciation) on investments	(497,458)	(103,551)	74,527	274,221	(54,612)	(73,101)	(175,720)

Net increase (decrease) in net assets resulting from operations	(524,015)	(93,462)	73,527	289,785	(49,141)	(86,901)	(241,976)

Distribution to Shareholders from
Net investment income	(87,750)	—	—	—	—	—	—

Total distributions	(87,750)	—	—	—	—	—	—
Capital Share Transactions
Proceeds from sale of shares	5,920,422	3,770,394	3,763,852	3,734,933	3,768,269	4,837,557	5,006,160
Cost of shares redeemed	(1,145,198)	—	—	—	—	—	(1,213,083)

Net increase from capital share transactions	4,775,224	3,770,394	3,763,852	3,734,933	3,768,269	4,837,557	3,793,077

Total increase (decrease) in net assets	4,163,459	3,676,932	3,837,379	4,024,718	3,719,128	4,750,656	3,551,101
Net Assets
Beginning of period	—	—	—	—	—	—	—

End of period	$4,163,459	$3,676,932	$3,837,379	$4,024,718	$3,719,128	$4,750,656	$3,551,101

Undistributed net investment income (loss) at end of period	$10,318	$7,639	$(2,874)	$12,223	$8,461	$1,712	$(4,466)

Changes in Shares Outstanding
Shares sold	250,000	150,000	150,000	150,000	150,000	200,000	200,000
Shares redeemed	(50,000)	—	—	—	—	—	(50,000)
Shares outstanding, beginning of period	—	—	—	—	—	—	—

Shares outstanding, end of period	200,000	150,000	150,000	150,000	150,000	200,000	150,000

*	Commencement of investment operations - June 25, 2007.

**	Commencement of investment operations - June 28, 2007.

***	Commencement of investment operations - August 22, 2007.

****	Commencement of investment operations - October 24, 2007.

See notes to financial statements.

SemiAnnual Report | November 30, 2007 | 67

Claymore Exchange-Traded Fund Trust

Financial Highlights | LVL | Claymore/BBD High Income Index ETF

Per share operating performance for a share outstanding throughout the period	For the Period June 25, 2007** through November 30, 2007 (unaudited)
Net asset value, beginning of period	$24.98

Income from investment operations
Net investment income (loss)(a)	0.64
Net realized and unrealized gain (loss) on investments	(4.26)

Total from investment operations	(3.62)

Distributions to shareholders from
Net investment income	(0.54)

Net asset value, end of period	$20.82

Market value, end of period	$20.83

Total return *(b)
Net asset value	-14.60%
Ratios and supplemental data
Net assets, end of period (thousands)	$4,163
Ratio of net expenses to average net assets*	1.72	%(c)
Ratio of net investment income (loss) to average net assets*	6.49	%(c)
Portfolio turnover rate	41	%(d)
* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of total expenses to average net assets	5.48	%(c)
Ratio of net investment income (loss) to average net assets	2.73	%(c)

**	Commencement of investment operations and initial listing date on the American Stock Exchange.

(a)	Based on average shares outstanding during the period.

(b)	Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

68 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust | Financial Highlights continued

KSF | Claymore/KLD Sudan Free Large-Cap Core ETF

Per share operating performance for a share outstanding throughout the period	For the Period June 25, 2007** through November 30, 2007
	(Unaudited)
Net asset value, beginning of period	$24.85

Income from investment operations
Net investment income (loss)(a)	0.05
Net realized and unrealized gain (loss) on investments	(0.39)

Total from investment operations	(0.34)

Distributions to Shareholders from
Net investment income	—

Net asset value, end of period	$24.51

Market value, end of period	$24.32

Total return*(b)
Net asset value	-1.37%
Ratios and supplemental data
Net assets, end of period (thousands)	$3,677
Ratio of net expenses to average net assets*	1.55	%(c)
Ratio of net investment income (loss) to average net assets*	0.47	%(c)
Portfolio turnover rate	3	%(d)

*	If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

Ratio of total expenses to average net assets	5.27%
Ratio of net investment income (loss) to average net assets	-3.25%

**	Commencement of investment operations and initial listing date on the American Stock Exchange.

(a)	Based on average shares outstanding during the period.

(b)	Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

SemiAnnual Report | November 30, 2007 | 69

Claymore Exchange-Traded Fund Trust | Financial Highlights continued

MZN | Claymore/Morningstar Information Super Sector Index ETF

Per share operating performance for a share outstanding throughout the period	For the Period August 22, 2007** through November 30, 2007
	(unaudited)
Net asset value, beginning of period	$25.09

Income from investment operations
Net investment income (loss)(a)	(0.02)
Net realized and unrealized gain (loss) on investments	0.51

Total from investment operations	0.49

Distributions to shareholders from
Net investment income	—

Net asset value, end of period	$25.58

Market value, end of period	$25.09

Total return *(b)
Net asset value	1.95%
Ratios and supplemental data
Net assets, end of period (thousands)	$3,837
Ratio of net expenses to average net assets*	1.39	%(c)
Ratio of net investment income (loss) to average net assets*	-0.26	%(c)
Portfolio turnover rate	3	%(d)

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of total expenses to average net assets	6.52	%(c)
Ratio of net investment income (loss) to average net assets	-5.39	%(c)

**	Commencement of investment operations and initial listing date on the New York Stock Exchange Arca.

(a)	Based on average shares outstanding during the period.

(b)	Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

70 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust | Financial Highlights continued

MZG | Claymore/Morningstar Manufacturing Super Sector Index ETF

Per share operating performance for a share outstanding throughout the period	For the Period August 22, 2007** through November 30, 2007
	(unaudited)
Net asset value, beginning of period	$24.90

Income from investment operations
Net investment income (loss)(a)	0.08
Net realized and unrealized gain (loss) on investments	1.85

Total from investment operations	1.93

Net asset value, end of period	$26.83

Market value, end of period	$26.79

Total return*(b)
Net asset value	7.75%
Ratios and supplemental data
Net assets, end of period (thousands)	$4,025
Ratio of net expenses to average net assets*	1.38	%(c)
Ratio of net investment income (loss) to average net assets*	1.11	%(c)
Portfolio turnover rate	2	%(d)
* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	6.55	%(c)
Ratio of net investment income (loss) to average net assets	-4.06	%(c)

**	Commencement of investment operations and initial listing date on the New York Stock Exchange Arca.

(a)	Based on average shares outstanding during the period.

(b)	Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

SemiAnnual Report | November 30, 2007 | 71

Claymore Exchange-Traded Fund Trust | Financial Highlights continued

MZO | Claymore/Morningstar Services Super Sector Index ETF

Per share operating performance for a share outstanding throughout the period	For the Period August 22, 2007** through November 30, 2007 (unaudited)
Net asset value, beginning of period	$25.12

Income from investment operations
Net investment income (loss)(a)	0.06
Net realized and unrealized gain (loss) on investments	(0.39)

Total from investment operations	(0.33)

Net asset value, end of period	$24.79

Market value, end of period	$24.79

Total return*(b)
Net asset value	-1.31%
Ratios and supplemental data
Net assets, end of period (thousands)	$3,719
Ratio of net expenses to average net assets*	1.43	%(c)
Ratio of net investment income (loss) to average net assets*	0.81	%(c)
Portfolio turnover rate	4	%(d)
* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of total expenses to average net assets	6.81	%(c)
Ratio of net investment income (loss) to average net assets	-4.57	%(c)

**	Commencement of investment operations and initial listing date on the New York Stock Exchange Arca.

(a)	Based on average shares outstanding during the period.

(b)	Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

72 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust | Financial Highlights continued

CLV | Claymore/Robeco Boston Partners Large-Cap Value ETF

Per share operating performance for a share outstanding throughout the period	For the Period June 28, 2007** through November 30, 2007 (unaudited)
Net asset value, beginning of period	$25.12

Income from investment operations
Net investment income (loss)(a)	0.02
Net realized and unrealized gain (loss) on investments	(1.39)

Total from investment operations	(1.37)

Net asset value, end of period	$23.75

Market value, end of period	$23.82

Total return*(b)
Net asset value	-5.45%
Ratios and supplemental data
Net assets, end of period (thousands)	$4,751
Ratio of net expenses to average net assets*	2.20	%(c)
Ratio of net investment income (loss) to average net assets*	0.16	%(c)
Portfolio turnover rate	43	%(d)
* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of total expenses to average net assets	8.28	%(c)
Ratio of net investment income (loss) to average net assets	-5.92	%(c)

**	Commencement of investment operations and initial listing date on the American Stock Exchange.

(a)	Based on average shares outstanding during the period.

(b)	Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

SemiAnnual Report | November 30, 2007 | 73

Claymore Exchange-Traded Fund Trust | Financial Highlights continued

IRO | Claymore/Zacks Dividend Rotation ETF

Per share operating performance for a share outstanding throughout the period	For the Period October 24, 2007** through November 30, 2007 (unaudited)
Net asset value, beginning of period	$25.32

Income from investment operations
Net investment income (loss) (a)	(0.03)
Net realized and unrealized gain (loss) on investments	(1.62)

Total from investment operations	(1.65)

Distributions to Shareholders from
Net investment income	—

Net asset value, end of period	$23.67

Market value, end of period	$23.64

Total return*(b)
Net asset value	-6.52%
Ratios and supplemental data
Net assets, end of period (thousands)	$3,551
Ratio of net expenses to average net assets*	1.76	%(c)
Ratio of net investment income (loss) to average net assets*	-1.28	%(d)
Portfolio turnover rate	17	%(c)
* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of total expenses to average net assets	6.00	%(c)
Ratio of net investment income (loss) to average net assets	-5.52	%(c)

**	Commencement of investment operations and initial listing date on the American Stock Exchange.

(a)	Based on average shares outstanding during the period.

(b)	Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

74 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust

Notes to Financial Statements | November 30, 2007 (unaudited)

Note 1 – Organization:

Claymore Exchange-Traded Fund Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is organized as an open-end, management investment company that was organized as a Delaware business trust on May 24, 2006. At the end of the period, the Trust consisted of twenty-five portfolios. The following 7 portfolios have a semi-annual reporting period-end on November 30, 2007:

Claymore/BBD High Income Index ETF	“BBD High Income”

Claymore/KLD Sudan Free Large-Cap Core ETF	“KLD Sudan Free Large-Cap Core”

Claymore/Morningstar Information Super Sector Index ETF	“Morningstar Information Super Sector”

Claymore/Morningstar Manufacturing Super Sector Index ETF	“Morningstar Manufacturing Super Sector”

Claymore/Morningstar Services Super Sector Index ETF	“Morningstar Services Super Sector”

Claymore/Robeco Boston Partners Large-Cap Value ETF	“Robeco Boston Partners Large-Cap Value”

Claymore/Zacks Dividend Rotation ETF	“Zacks Dividend Rotation”

Each portfolio represents a separate series of the Trust (each a “Fund” or collectively the “Funds”). Each Fund’s shares are listed and traded on the American Stock Exchange or the New York Stock Exchange Arca (“NYSE Arca”). The Funds’ market prices may differ to some degree from the net asset value (“NAV”) of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each of the Funds is to replicate as closely as possible, before fees and expenses, the performance of the following market indices:

Fund	Index

BBD High Income	Benchmarks By Design High Income Index

KLD Sudan Free Large-Cap Core	KLD Large Cap Sudan Free SocialSM Index

Morningstar Information Super Sector	Morningstar Information Super Sector Index

Morningstar Manufacturing Super Sector	Morningstar Manufacturing Super Sector Index

Morningstar Services Super Sector	Morningstar Services Super Sector Index

Robeco Boston Partners Large-Cap Value	Robeco Boston Partners Large Cap Value Index

Zacks Dividend Rotation	Zacks Dividend Rotation Index

Note 2 – Accounting Policies:

The preparation of the financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of the significant accounting policies followed by the Funds.

(a) Valuation of Investments

Equity securities are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are not sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

The Funds record the character of dividends received from master limited partnerships (“MLPs”) based on estimates made at the time such distributions are received. These estimates are based upon a historical review of information available from each MLP and other industry sources. The characterization of the estimates may subsequently be revised based on information received from MLPs after their tax reporting periods conclude.

(c) Distributions

The Funds intend to pay substantially all of their net investment income to Shareholders through annual distributions, except for BBD High Income which will pay a monthly distribution and Zacks Dividend Rotation which will pay quarterly distributions. In addition, the Funds intend to distribute any capital gains to Shareholders as capital gain distributions at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Offering Costs

Offering costs in the amount of $49,000 were incurred by each Fund, and are being amortized over a one-year period. Claymore Advisors, LLC has agreed to pay all organizational expenses of each Fund incurred prior to the commencement of investment operations.

Note 3 – Investment Advisory Agreement, Sub-Advisory Agreement and Other Agreements:

Pursuant to an Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of each Fund, and Claymore Advisors, LLC (the “Adviser”), the Adviser manages the investment and reinvestment of each Fund’s assets and administers the affairs of each Fund to the extent requested by the Board of Trustees.

Pursuant to the Agreement, each Fund pays the Adviser an advisory fee payable on a monthly basis at the annual rate set forth below based on each Fund’s average daily net assets:

Fund	Rate
BBD High Income	0.50%
KLD Sudan Free Large-Cap Core	0.50%
Morningstar Information Super Sector	0.40%
Morningstar Manufacturing Super Sector	0.40%
Morningstar Services Super Sector	0.40%
Robeco Boston Partners Large-Cap Value	0.50%
Zacks Dividend Rotation	0.50%

Under a separate Fund Administration agreement, Claymore Advisors, LLC provides Fund Administration services to the Funds. Claymore Advisors, LLC receives a fund administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of each Fund:

Net Assets	Rate
First $ 200,000,000	0.0275%
Next $ 300,000,000	0.0200%
Next $ 500,000,000	0.0150%
Over $ 1,000,000,000	0.0100%

SemiAnnual Report | November 30, 2007 | 75

Claymore Exchange-Traded Fund Trust | Notes to Financial Statements (unaudited) continued

For the period ended November 30, 2007, each Fund recognized Fund Administration expenses and the Adviser subsequently waived Fund Administration expenses as follows:

	Fund Administration Expense	Fund Administration Expense Waived
BBD High Income	$416	$416
KLD Sudan Free Large-Cap Core	444	444
Morningstar Information Super Sector	301	301
Morningstar Manufacturing Super Sector	303	303
Morningstar Services Super Sector	288	288
Robeco Boston Partners Large-Cap Value	295	295
Zacks Dividend Rotation	96	96

The Bank of New York (“BNY”) acts as the Funds’ custodian, accounting agent and transfer agent. As custodian, BNY is responsible for the custody of the Funds’ assets. As accounting agent, BNY is responsible for maintaining the books and records of the Funds. As transfer agent, BNY is responsible for performing transfer agency services for the Funds.

The Funds’ Adviser has contractually agreed to waive fees and/or pay fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, a portion of the Fund’s licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) from exceeding the following percentages of average net assets per year, at least until December 31, 2009:

BBD High Income	0.60%
KLD Sudan Free Large-Cap Core	0.50%
Morningstar Information Super Sector	0.40%
Morningstar Manufacturing Super Sector	0.40%
Morningstar Services Super Sector	0.40%
Robeco Boston Partners Large-Cap Value	0.60%
Zacks Dividend Rotation	0.60%

The offering costs excluded from the expense cap are (a) legal fees pertaining to the Fund’s shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Expense Reimbursement Agreement in which for a period of five years subsequent to the Fund’s commencement of oper- ations, the Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund’s expense ratio, including the recovered expenses, falls below the expense cap.

For the period ended November 30, 2007, the Adviser waived and assumed the following fees and expenses:

	Advisory Fees Waived	Expenses Assumed	Potentially Recoverable Expense
BBD High Income	$7,557	$49,242	$56,799
KLD Sudan Free Large-Cap Core	8,065	51,945	60,010
Morningstar Information Super Sector	4,373	51,664	56,037
Morningstar Manufacturing Super Sector	4,408	52,599	57,007
Morningstar Services Super Sector	4,191	52,149	56,340
Robeco Boston Partners Large-Cap Value	5,357	58,251	63,608
Zacks Dividend Rotation	1,737	12,990	14,727

Certain officers and/or trustees of the Trust are officers and/or directors of the Adviser. The Trust does not compensate its officers and /or trustees who are officers or directors of the Adviser.

Licensing Fee Agreements:

The Adviser has entered into licensing agreements on behalf of each Fund with the following Licensors:

Fund	Licensor

BBD High Income	Benchmarks By Design, Inc.

KLD Sudan Free Large-Cap Core	KLD Research & Analytics, Inc.

Morningstar Information Super Sector	Morningstar, Inc.

Morningstar Manufacturing Super Sector	Morningstar, Inc.

Morningstar Services Super Sector	Morningstar, Inc.

Robeco Boston Partners Large-Cap Value	Robeco Investment Management, Inc.

Zacks Dividend Rotation	Zacks Investment Research, Inc.

The above trademarks are trademarks owned by the respective Licensors. These trademarks have been licensed to the Adviser for use for certain purposes with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in Shares of the Funds. Up to 5 basis points of licensing fees are excluded from the expense cap.

Note 4 – Federal Income Taxes:

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Funds intend not to be subject to U.S. federal excise tax.

	Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
BBD High Income	$4,658,980	$82,653	$(580,111)	$(497,458)
KLD Sudan Free Large-Cap Core	3,771,998	213,241	(316,792)	(103,551)
Morningstar Information Super Sector	3,758,279	248,389	(173,862)	74,527
Morningstar Manufacturing Super Sector	3,730,894	327,282	(53,061)	274,221
Morningstar Services Super Sector	3,761,609	229,181	(283,793)	(54,612)
Robeco Boston Partners Large-Cap Value	4,825,501	112,015	(185,116)	(73,101)
Zacks Dividend Rotation	3,732,343	60,892	(236,612)	(175,720)

Note 5– Investment Transactions:

For the period ended November 30, 2007, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
BBD High Income	$1,504,132	$1,461,485
KLD Sudan Free Large-Cap Core	147,724	104,770
Morningstar Information Super Sector	123,117	130,545
Morningstar Manufacturing Super Sector	68,471	75,850
Morningstar Services Super Sector	172,297	139,954
Robeco Boston Partners Large-Cap Value	1,281,889	1,224,076
Zacks Dividend Rotation	641,032	644,106

76 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust | Notes to Financial Statements (unaudited) continued

For the period ended November 30, 2007, in-kind transactions were as follows:

	Purchases	Sales
BBD High Income	$5,875,114	$1,130,176
KLD Sudan Free Large-Cap Core	3,726,593	—
Morningstar Information Super Sector	3,763,853	—
Morningstar Manufacturing Super Sector	3,734,933	—
Morningstar Services Super Sector	3,732,292	—
Robeco Boston Partners Large-Cap Value	4,784,295	—
Zacks Dividend Rotation	5,012,145	1,214,938

Note 6 – Capital:

Shares are issued and redeemed by the Funds only in Creation Unit size aggregations of 50,000 to 150,000 shares. Such transactions are only permitted on an in-kind basis, with separate cash payment, which is balancing each component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees ranging from $500 to $5,500 are charged to those persons creating or redeeming Creation Units. An additional charge of up to four times the Creation or Redemption Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process or to the extent that cash is used in lieu of securities to purchase Creation Units.

Note 7 – Distribution Agreement:

The Board of Trustees of the Trust has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of each class and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year. No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees.

Note 8 – Securities Lending:

Each Fund may lend its portfolio securities in order to earn income. Each Fund will receive collateral in cash or high quality securities at least equal to the current value of loaned securities. Each Fund earns interest on the securities it lends and income when it invests the collateral for the loaned securities. For the period ended November 30, 2007, none of the Funds had loaned any securities.

Note 9 – Indemnifications:

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would require future claims that may be made against a Fund that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Accounting Pronouncements:

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has evaluated the implications of FIN 48 and has determined it does not have any impact on the financial statements as of November 30, 2007.

In September, 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Valuation Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of November 30, 2007, the Funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosure will be required about the inputs used to develop measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

Note 11 – Subsequent Event:

Subsequent to November 30, 2007, the Board of Trustees declared the following dividends payable on December 31, 2007 to shareholders of record on December 28, 2007. The dividend rates per common share were as follows:

Fund	Rate
BBD High Income	$0.17500
KLD Sudan Free Large-Cap Core	0.17000
Morningstar Information Super Sector	0.03200
Morningstar Manufacturing Super Sector	0.18000
Morningstar Services Super Sector	0.13500
Robeco Boston Partners Large-Cap Value	0.16000
Zacks Dividend Rotation	0.05000

SemiAnnual Report | November 30, 2007 | 77

Claymore Exchange-Traded Fund Trust

Supplemental Informationl(unaudited)

Trustees

The Trustees of the Claymore Exchange-Traded Fund Trust and their principal business occupations during the past five years.

Name, Address*, Year of Birth and Position(s) held with Registrant	Term of Office** and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Funds in Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees:
Randall C. Barnes Year of Birth: 1951 Trustee	Since 2006	Investor (2001-present) Formerly, Senior Vice President and Treasurer (1993-1997), President, Pizza Hut International (1991-1993) and Senior Vice President, Strategic Planning and New Business Development (1987-1990) of PepsiCo, Inc. (1987-1997).	47	None
Ronald A. Nyberg Year of Birth: 1953 Trustee	Since 2006	Partner of Nyberg & Cassioppi, LLC, a law firm specializing in corporate law, estate planning and business transactions (2000-present). Formerly, Executive Vice President, General Counsel and Corporate Secretary of Van Kampen Investments (1982-1999).	50	None
Ronald E. Toupin, Jr. Year of Birth: 1958 Trustee	Since 2006	Formerly, Vice President, Manager and Portfolio Manager of Nuveen Asset Management (1998-1999), Vice President of Nuveen Investment Advisory Corp. (1992-1999), Vice President and Manager of Nuveen Unit Investment Trusts (1991-1999), and Assistant Vice President and Portfolio Manager of Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	47	None
Management Trustees:
Nicholas Dalmaso† Year of Birth: 1965 Trustee;Chief Legal and Executive Officer	Since 2006	Senior Managing Director and Chief Administrative Officer of Claymore Advisors, LLC and Claymore Securities, Inc. (2007-present). Formerly, Senior Managing Director and General Counsel of Claymore Group, Inc., Claymore Advisors, LLC and Claymore Securities, Inc. (2001-2007). Assistant General Counsel, John Nuveen and Co., Inc. (1999-2001). Former Vice President and Associate General Counsel of Van Kampen Investments, Inc. (1992-1999).	50	None

*	Address for all Trustees unless otherwise noted: 2455 Corporate West Drive, Lisle, IL 60532

**	This is the period for which the Trustee began serving the Trust. Each Trustee is expected to serve an indefinite term, until his successor is elected.

***	The Claymore Fund Complex consists of U.S. registered investment companies advised or serviced by Claymore Advisors, LLC or Claymore Securities, Inc. The Claymore Fund Complex is overseen by multiple Boards of Trustees.

†	Mr. Dalmaso is an “interested person” (as defined in Section 2(a)(19) of the 1940 Act) of the Trust because of his position as an officer of Claymore Advisors, LLC, the Fund’s Investment Adviser.

78 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust | Supplemental Information (unaudited) continued

Officers

The Officers of the Trust and their principal occupations during the past five years:

Name, Address*, Year of Birth and Position(s) held with Registrant	Term of Office** and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations
Officers:

Steven M. Hill Year of Birth: 1964 Chief Accounting Officer, Chief Financial Officer and Treasurer	Since 2006	Senior Managing Director of Claymore Advisors, LLC and Claymore Securities, Inc., (2005-present); Formerly, Chief Financial Officer of Claymore Group Inc. (2005-2006); Managing Director of Claymore Advisors, LLC and Claymore Securities, Inc., (2003-2005); Treasurer of Henderson Global Funds and Operations Manager for Henderson Global Investors (NA) Inc., (2002-2003); Managing Director, FrontPoint Partners LLC (2001-2002).

Bruce Saxon Year of Birth: 1957 Chief Compliance Officer	Since 2006	Vice President-Fund Compliance Officer of Claymore Advisors, LLC (Feb 2006-present). Previously, Chief Compliance Officer/Assistant Secretary of Harris Investment Management, Inc. (2003-2006). Director-Compliance of Harrisdirect LLC (1999-2003).

Melissa J. Nguyen Year of Birth: 1978 Secretary	Since 2006	Vice President and Assistant General Counsel of Claymore Advisors, LLC (2005-present). Secretary of certain funds in the Fund Complex; Previously, Associate, Vedder, Price, Kaufman & Kammholz, P.C. (2003-2005).

William H. Belden, III Year of Birth: 1965 Vice President	Since 2006	Managing Director of Claymore Advisors, LLC (2005-present). Previously, Vice President of Product Management at Northern Trust Global Investments (1999-2005).

Chuck Craig Year of Birth: 1967 Vice President	Since 2006	Managing Director (2006-present), Vice President (2003-2006) of Claymore Advisors, LLC. Formerly, Assistant Vice President, First Trust Portfolios, L.P. (1999-2003).

*	Address for all Officers: 2455 Corporate West Drive, Lisle, IL 60532

**	Officers serve at the pleasure of the Board of Trustees and until his or her successor is appointed and qualified or until his or her earlier resignation or removal.

SemiAnnual Report | November 30, 2007 | 79

Claymore Exchange-Traded Fund Trust

Board Considerations Regarding

Approval of Investment Advisory Agreementl(unaudited)

Claymore/BBD High Income Index ETF

Claymore/KLD Sudan Free Large-Cap Core ETF

Claymore/Robeco Boston Partners Large-Cap Value ETF

The Advisory Agreement between Claymore Advisors, LLC (the “Investment Adviser”) and the Trust on behalf of each of the above-named funds (“Funds”) was approved by the Board of Trustees, including all of the trustees who are not parties to such agreement or interested persons of any such party, on March 7, 2007. The Board of Trustees, including a majority of the independent trustees, determined that approval of the Advisory Agreement was in the best interests of each Fund. The independent trustees, with the assistance of independent legal counsel, met separately from the “interested” trustee of the Trust and officers and employees of the Investment Adviser to consider approval of the Advisory Agreement. The Board of Trustees, including the independent trustees, did not identify any single factor or group of factors as all important or controlling and considered all factors together. In evaluating whether to approve the Advisory Agreement for each Fund, the Board considered numerous factors, as described below.

With respect to the nature, extent and quality of the services to be provided by the Investment Adviser under the Advisory Agreement, the Board considered and reviewed information concerning the services proposed to be provided under the Advisory Agreement, the proposed investment parameters of the respective index for each Fund, the Investment Adviser’s Form ADV, financial information regarding the Investment Adviser and its parent company, information describing the Investment Adviser’s current organization and the background and experience of the persons who would be responsible for the day-to-day management of the Funds, the anticipated financial support of the Funds and the nature and quality of services provided to other exchange-traded (“ETFs”) and closed-end funds by the Investment Adviser. The Board also considered the services to be provided by the Investment Adviser in its oversight of the Funds’ custodian, transfer agent, and accounting agent, as well as the respective index licensors for each Fund, and noted the significant time and effort that would be devoted to this oversight function. Since the Funds are newly organized and have no investment performance, the Board did not consider investment performance of the Funds. Based upon their review, the Board concluded that the Investment Adviser was qualified to manage the Funds and to oversee the services to be provided by other service providers and that the services to be provided by the Investment Adviser to each Fund are expected to be satisfactory.

With respect to the costs of services to be provided and profits to be realized by the Investment Adviser, the Board considered the resources involved in managing each Fund as well as the proposed expense limitation for each Fund. The Board noted that because the Funds are newly organized, the Investment Adviser represented that profitability information was not yet determinable. However, based upon the impact of the proposed expense limitation for each Fund, the Board concluded that profitability was not expected to be unreasonable.

The Board also reviewed information provided by the Investment Adviser showing the proposed advisory fees for the Funds as compared to those of a peer group of ETFs provided by the Investment Adviser. The Board noted the services to be provided by the Investment Adviser for the annual advisory fee of 0.50% of each Fund’s average daily net assets and that the proposed advisory fee to be charged to each Fund was identical. The Board also considered that the Investment Adviser had contractually agreed to waive its fee and/or pay expenses of the Funds to the extent necessary to absorb the annual operating expenses of each Fund (excluding interest expenses, a portion of a Fund’s licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) over certain amounts at least until December 31, 2009. The Board considered that, although the Funds’ proposed advisory fees were at the high end of the range of those in the peer group of ETFs provided by the Investment Adviser, taking into account the respective expense limitations for the Funds, the Funds’ expense ratios were expected to be within range of the expense ratios of the peer group of ETFs provided by the Investment Adviser. The Board concluded that each Fund’s advisory fee was reasonable given the nature, extent and anticipated quality of the services to be provided under the Advisory Agreement and the expense limitation that would be in place.

The Board considered the extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. Because the Funds are newly organized, the Board reviewed the Funds’ proposed expense limitations and determined to review economies of scale in the future when the Funds had attracted assets. The Board also noted that the terms of the expense reimbursement agreement that the Investment Adviser had entered into with the Funds allow the Investment Adviser for a period of five years subsequent to the respective Fund’s commencement of operations to recover from the individual Fund’s fees and expenses waived or reimbursed during the prior three years if the Fund’s expense ratio, including the recovered expenses falls below the expense limitation.

The Board considered benefits to be derived by the Investment Adviser from its relationship with the Funds, including the benefits to the Investment Adviser from its separate Administration Agreement with the Trust. The Board concluded that the advisory fees were reasonable, taking into account these benefits.

80 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust | Board Considerations Regarding Approval of Investment Advisory Agreement (unaudited) continued

Claymore/Morningstar Information Super Sector Index ETF

Claymore/Morningstar Manufacturing Super Sector Index ETF

Claymore/Morningstar Services Super Sector Index ETF

Claymore/Zacks Dividend Rotation ETF

The Advisory Agreement between Claymore Advisors, LLC (the “Investment Adviser”) and the Trust on behalf of each of the above-named funds (“Funds”) was approved by the Board of Trustees, including all of the trustees who are not parties to such agreement or interested persons of any such party, on June 19, 2007. The Board of Trustees, including a majority of the independent trustees, determined that approval of the Advisory Agreement was in the best interests of each Fund. The independent trustees, with the assistance of independent legal counsel, met separately from the “interested” trustee of the Trust and officers and employees of the Investment Adviser to consider approval of the Advisory Agreement. The Board of Trustees, including the independent trustees, did not identify any single factor or group of factors as all important or controlling and considered all factors together. In evaluating whether to approve the Advisory Agreement for each Fund, the Board considered numerous factors, as described below.

With respect to the nature, extent and quality of the services to be provided by the Investment Adviser under the Advisory Agreement, the Board considered and reviewed information concerning the services proposed to be provided under the Advisory Agreement, the proposed investment parameters of the respective index for each Fund, the Investment Adviser’s Form ADV, financial information regarding the Investment Adviser and its parent company, information describing the Investment Adviser’s current organization and the background and experience of the persons who would be responsible for the day-to-day management of the Funds, the anticipated financial support of the Funds and the nature and quality of services provided to other exchange-traded (“ETFs”) and closed-end funds by the Investment Adviser. The Board also considered the services to be provided by the Investment Adviser in its oversight of the Funds’ custodian, transfer agent, and accounting agent, as well as the respective index licensors for each Fund, and noted the significant time and effort that would be devoted to this oversight function. Since the Funds are newly organized and have no investment performance, the Board did not consider investment performance of the Funds. Based upon its review, the Board concluded that the Investment Adviser was qualified to manage the Funds and to oversee the services to be provided by other service providers and that the services to be provided by the Investment Adviser to each Fund are expected to be satisfactory.

With respect to the costs of services to be provided and profits to be realized by the Investment Adviser, the Board considered the resources involved in managing each Fund as well as the proposed expense limitation for each Fund. The Board noted that because the Funds are newly organized, the Investment Adviser represented that profitability information was not yet determinable. However, based upon the impact of the proposed expense limitation for each Fund, the Board concluded that profitability was not expected to be unreasonable.

The Board also reviewed information provided by the Investment Adviser showing the proposed advisory fees for the Funds as compared to those of a peer group of ETFs provided by the Investment Adviser. The Board noted the services to be provided by the Investment Adviser for the annual advisory fee of 0.40% of each Fund’s average daily net assets for the Claymore/Morningstar Information Super Sector Index ETF, Claymore/Morningstar Services Super Sector Index ETF and the Claymore/Morningstar Manufacturing Super Sector Index ETF and .50% of average daily net assets for the Claymore/Zacks Dividend Capture ETF. The Board also considered that the Investment Adviser had contractually agreed to waive its fee and/or pay expenses of the Funds to the extent necessary to absorb the annual operating expenses of each Fund (excluding interest expenses, a portion of a Fund’s licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) over certain amounts, at least until December 31, 2009. The Board considered that each Fund’s advisory fee was within range of the advisory fees of the peer group of ETFs provided by the Investment Adviser. The Board concluded that each Fund’s advisory fee was reasonable given the nature, extent and anticipated quality of the services to be provided under the Advisory Agreement and the expense limitation that would be in place.

The Board considered the extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. Because the Funds are newly organized, the Board reviewed the Funds’ proposed expense limitations and determined to review economies of scale in the future when the Funds had attracted assets. The Board also noted that the terms of the expense reimbursement agreement that the Investment Adviser had entered into with the Funds allow the Investment Adviser for a period of five years subsequent to the respective Fund’s commencement of operations to recover from the individual Fund’s fees and expenses waived or reimbursed during the prior three years if the Fund’s expense ratio, including the recovered expenses falls below the expense limitation.

The Board considered benefits to be derived by the Investment Adviser from its relationship with the Funds, including the benefits to the Investment Adviser from its separate Administration Agreement with the Trust. The Board concluded that the advisory fees were reasonable, taking into account these benefits.

SemiAnnual Report | November 30, 2007 | 81

Claymore Exchange-Traded Fund Trust

Trust Informationl

Board of Trustees
Randall C. Barnes

Nicholas Dalmaso*

Ronald A. Nyberg

Ronald E. Toupin, Jr.

* Trustee is an “interested person” of the Fund as defined in the Investment Company Act of 1940, as amended.

Officers

Nicholas Dalmaso
Chief Executive Officer and Chief Legal Officer

Steven M. Hill
Chief Accounting Officer, Chief Financial Officer and Treasurer

Bruce Saxon
Chief Compliance Officer

Melissa J. Nguyen
Secretary

William H. Belden III
Vice President

Chuck Craig
Vice President

Investment Advisor
Claymore Advisors, LLC Lisle, IL

Distributor
Claymore Securities, Inc. Lisle, IL

Administrator
Claymore Advisors, LLC Lisle, IL

Accounting Agent, Custodian and Transfer Agent
The Bank of New York NewYork, NY

Legal Counsel
Clifford Chance US LLP NewYork, NY

Independent Registered Public Accounting Firm
Ernst & YoungLLP Chicago, IL

Privacy Principles of the Trust for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about the shareholders to Claymore Advisors, LLC employees with a legitimate business need for the information. The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

Questions concerning your shares of the Trust?

•	If your shares are held in a Brokerage Account, contact your Broker.

This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 949-3837.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 949-3837 or by accessing the Funds’ Form N-PX on the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at http://www.sec.gov. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330 or at www.claymore.com.

82 | SemiAnnual Report | November 30, 2007

Claymore Exchange-Traded Fund Trust

About the Fund Manager |

Claymore Advisors, LLC

Claymore Advisors, LLC manages the investment and reinvestment of each Fund’s assets and administers the affairs of each Fund to the extent requested by the Board of Trustees. Claymore Advisors, LLC also acts as investment adviser to closed-end and open-end management investment companies. Claymore entities have provided supervision, management, servicing or distribution on approximately $18.3 billion in assets as of November 30, 2007. Claymore currently offers exchnage-traded funds, closed-end funds, and unit investment trusts.

Portfolio Management

The portfolio manager who is currently responsible for the day-to-day management of the Funds’ portfolio is Chuck Craig, CFA. Mr. Craig has managed each Fund’s portfolio since its inception. Mr. Craig is a Managing Director, Research and Development, of the Investment Adviser and Claymore Securities, Inc. and joined Claymore Securities, Inc. in May of 2003. Before joining Claymore Securities, Inc., Mr. Craig spent four years with First Trust Portfolios L.P. (formerly Nike Securities) as an equity-research analyst and portfolio manager within the Equity Strategy Research group. Mr. Craig received a M.S. in Financial Markets from the Center for Law and Financial Markets at the Illinois Institute of Technology. He also earned a B.S. in Finance from Northern Illinois University.

Claymore Exchange-Traded Fund Trust Overview

The Claymore Exchange-Traded Fund Trust (the “Trust”) is an investment company currently consisting of 25 separate exchange-traded “index funds” as of November 30, 2007. The investment objective of each of the Funds is to replicate as closely as possible, before fees and expenses, the performance of a specified market index.

SemiAnnual Report | November 30, 2007 | 83

This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund including a discussion of investment objectives, risks, ongoing expenses and sales charges. If a prospectus did not accompany this report, you can obtain one from your financial adviser, from our website at http://www.claymore.com or by calling (888) 949-3837. Please read the prospectus carefully before investing. The Statement of Additional Information that includes additional information about the Trustees is also available, without charge, upon request via our website at http://www.claymore.com or by calling (888) 949-3837. All funds are subject to market risk and shares when sold may be worth more or less than their original cost. You can lose money investing in the funds.

Claymore Securities, Inc.

2455 Corporate West Drive

Lisle, IL 60532

Member FINRA/SIPC

NOT FDIC-INSURED | NOT BANK-GUARANTEED | MAY LOSE VALUE

ETFT-001-SAR-1107

Item 2.	Code of Ethics.

Not applicable for a semi-annual reporting period.

Item 3.	Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4.	Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for a semi-annual reporting period.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that based on such evaluation, the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(2) Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) of the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Claymore Exchange-Traded Fund Trust

By:	/s/ Nicholas Dalmaso

Name:	Nicholas Dalmaso
Title:	Chief Legal and Executive Officer
Date:	February 4, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso

Name:	Nicholas Dalmaso
Title:	Chief Legal and Executive Officer
Date:	February 4, 2008

By:	/s/ Steven M. Hill

Name:	Steven M. Hill
Title:	Treasurer and Chief Financial Officer
Date:	February 4, 2008